     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 13, 2007.


                                                            FILE NOS. 333-128124
                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933


                PRE-EFFECTIVE AMENDMENT NO.                  [ ]
               POST-EFFECTIVE AMENDMENT NO. 6                [X]
                             AND/OR
          REGISTRATION STATEMENT UNDER THE INVESTMENT
                      COMPANY ACT OF 1940
                      AMENDMENT NO. 7                        [X]


                        (CHECK APPROPRIATE BOX OR BOXES)
                             ---------------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                           ("FIRST SUNAMERICA LIFE")
                              (Name of Depositor)

                          733 THIRD AVENUE, 4TH FLOOR
                            NEW YORK, NEW YORK 10017
             (Address of Depositor's Principal Offices) (Zip Code)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786

                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000

                            MALLARY L. REZNIK, ESQ.
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       C/O AIG RETIREMENT SERVICES, INC.
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

It is proposed that this filing will become effective:


[X] immediately upon filing pursuant to paragraph (b) of Rule 485



[ ] on [DATE] pursuant to paragraph (b) of Rule 485



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ] on [DATE] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: (i) Units of interest in FS Variable Separate Account of First SunAmerica Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

Registrant does not intend for this Post-Effective Amendment No. 6 and Amendment No. 7 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective Prospectus, Statement of Additional Information or supplements thereto.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT

                              PART A -- PROSPECTUS


Incorporated by reference to the Prospectus as filed under Rule 497(c) under the Securities Act of 1933, File Nos. 333-128124 and 811-08810, filed on December 6, 2006, Accession No. 0000950124-06-007343.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY


--------------------------------------------------------------------------------


                          FS VARIABLE SEPARATE ACCOUNT



                               SUPPLEMENT TO THE



         POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY (F3983PRO)



                          PROSPECTUS DATED MAY 1, 2006


--------------------------------------------------------------------------------


THE DATE OF THE PROSPECTUS IS HEREBY CHANGED TO FEBRUARY 13, 2007.



THE FOLLOWING IS ADDED TO THE FEE TABLES ON PAGE 4 OF THE PROSPECTUS:



OPTIONAL MARKETLOCK FOR LIFE+ FEE


(calculated as the percentage of the greater of (a) Purchase Payments made in the first contract year and Purchase Payments made in contract years 2-5 capped each year at 100% of the Purchase Payments made in the first year, or (b) the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments made after the first five years) during the period in which anniversary values are being considered, each adjusted for excess withdrawals during the applicable period)*



    ALL YEARS IN WHICH THE FEATURE IS IN EFFECT                      ANNUALIZED FEE
    -------------------------------------------                   ---------------------
    For One Covered Person......................................  0.65% of Benefit Base
    For Two Covered Persons.....................................  0.90% of Benefit Base



*MarketLock for Life+ is an optional guaranteed minimum withdrawal benefit. The annualized fee is deducted from the portion of your contract value allocated to the Variable Portfolios at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.



THE FOLLOWING REPLACES THE MAXIMUM EXPENSE EXAMPLES LOCATED ON PAGE 5 OF THE
PROSPECTUS:



MAXIMUM EXPENSE EXAMPLES


(assuming maximum separate account annual expenses of 0.85% including the optional MarketLock For Life+ feature (0.90%) and investment in an Underlying Fund with total expenses of 2.03%)



(1) If you surrender your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $  938            $1,677            $2,433            $4,403
---------------------------------------------------------------------
---------------------------------------------------------------------



(2) If you annuitize your contract at the end of the applicable time period:(4)



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $  274            $  841            $1,431            $3,020
---------------------------------------------------------------------
---------------------------------------------------------------------



(3) If you do not surrender your contract:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $  938            $1,677            $2,433            $4,403
---------------------------------------------------------------------
---------------------------------------------------------------------


---------------


(4) You do not pay fees for optional features once you annuitize your contract; therefore, examples reflecting annuitization do not include fees for optional features.

THE FOLLOWING IS ADDED TO THE MARKETLOCK SECTION UNDER THE OPTIONAL LIVING BENEFITS HEADING IN THE PROSPECTUS:



MARKETLOCK FOR LIFE+



WHAT IS MARKETLOCK FOR LIFE+?



MarketLock For Life+ is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the highest contract anniversary value plus a potential bonus amount. Thus, MarketLock For Life+ may offer protection in the event your contract value declines due to unfavorable investment performance or certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life+ as its value is dependent on your contract's performance, your withdrawal activity and your longevity.



This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received in the contract's first five years are included in the Benefit Base.



Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.



Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. Please see the ACCESS TO YOUR MONEY section in the prospectus.



Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE+ AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.



WHEN AND HOW MAY I ELECT MARKETLOCK FOR LIFE+?



You may elect MarketLock For Life+ at the time of contract issue for immediate effectiveness; if we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons who's lifetime withdrawals are guaranteed under MarketLock For Life+ as the "Covered Person(s)." There are age parameters applicable to this feature which drive whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.



IF YOU ELECT ONE COVERED PERSON:



-------------------------------------------------
                            COVERED PERSON
                      ---------------------------
                        MINIMUM       MAXIMUM
                          AGE          AGE(1)
-------------------------------------------------
     One Owner            50             75
-------------------------------------------------
    Joint Owners
(based on the age of      50             75
   the older Owner)
-------------------------------------------------



IF YOU ELECT TWO COVERED PERSONS:



------------------------------------------------------------------------
                         COVERED PERSON #1         COVERED PERSON #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          50           75           50           75
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         50           75           50           N/A
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         50           75           50           N/A
Spousal Beneficiary
------------------------------------------------------------------------



(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.



N/A = Not applicable because second Covered Person is a spousal beneficiary and the contract and feature availability is based on the Owner only. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.



HOW DOES MARKETLOCK FOR LIFE+ WORK?



MarketLock For Life+ automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Benefit Base plus a bonus amount, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the bonus amount is only available for the first 10 years following the Effective Date.



MarketLock For Life+ automatically locks-in a new Benefit Base each year based on the greater of the highest

Anniversary Value or the Benefit Base increased by a bonus amount during the first 10 years of your contract. The bonus amount (the "Bonus") is calculated as 6% of the Bonus Base, defined below. The Bonus may only be added to the Benefit Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for a Bonus to be added to your Benefit Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for a Bonus to be added to your Benefit Base on your third contract anniversary. Please see "How are the components of MarketLock For Life+ calculated?" below for details.



WHAT DETERMINES THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE?



The Maximum Annual Withdrawal Percentage represents the percentage of your Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.



One Covered Person



If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:



-------------------------------------------------------------------------------------
                                                                  MAXIMUM
                                                                   ANNUAL
                                                                 WITHDRAWAL
AGE OF THE COVERED PERSON AT TIME OF FIRST WITHDRAWAL           PERCENTAGE*
-------------------------------------------------------------------------------------
At least age 50 but prior to 65th Birthday                           4%
-------------------------------------------------------------------------------------
At least age 65 but prior to 76th Birthday                           5%
-------------------------------------------------------------------------------------
        On or after 76th birthday                                    6%
-------------------------------------------------------------------------------------



Two Covered Persons



If the feature is elected to cover two lives, the following is applicable:



------------------------------------------------------------------------------
                                                           MAXIMUM
                                                            ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING            WITHDRAWAL
  COVERED PERSON AT TIME OF FIRST WITHDRAWAL             PERCENTAGE*
------------------------------------------------------------------------------
At least age 50 but prior to 65th Birthday                    4%
------------------------------------------------------------------------------
At least age 65 but prior to 76th Birthday                    5%
------------------------------------------------------------------------------
      On or after 76th birthday                               6%
------------------------------------------------------------------------------



* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount (defined below) in any given year, no portion of the RMD withdrawal will be treated as an excess withdrawal (also defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an excess withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life+?" below.



ARE THERE INVESTMENT REQUIREMENTS IF I ELECT MARKETLOCK FOR LIFE+?



Yes, as long as the feature is in effect, we require that you allocate your Purchase Payments, subsequent Purchase Payments and transfers of contract value in accordance with the investment requirements listed below.



----------------------------------------------------------------------
     INVESTMENT         INVESTMENT          VARIABLE PORTFOLIOS
       GROUP           REQUIREMENT         AND/OR FIXED ACCOUNTS
----------------------------------------------------------------------
 A. Bond, Cash and     Minimum 20%    Cash Management
    Fixed Funds        Maximum 100%   Corporate Bond
                                      Global Bond
                                      Government & Quality Bond
                                      FIXED ACCOUNTS
                                      DCA 6-Month
                                      DCA 12-Month
----------------------------------------------------------------------
 B. Equity Maximum      Minimum 0%    Alliance Growth
                       Maximum 80%    Aggressive Growth
                                      American Funds Global Growth
                                      American Funds Growth
                                      American Funds Growth-Income
                                      American Funds Asset Allocation
                                      Asset Allocation
                                      Blue Chip Growth
                                      Capital Appreciation
                                      Davis Venture Value
                                      "Dogs" of Wall Street
                                      Federated American Leaders
                                      Foreign Value
                                      Global Equities
                                      Goldman Sachs Research
                                      Growth
                                      Growth-Income
                                      High-Yield Bond
                                      International Diversified
                                      Equities
                                      International Growth and Income
                                      Lord Abbett Growth and Income
                                      Lord Abbett MidCap Value
                                      MFS Massachusetts Investors
                                      Trust
                                      MFS Total Return
                                      Putnam Growth: Voyager
                                      Small & Mid Cap Value
                                      SunAmerica Balanced
                                      Telecom Utility
                                      Van Kampen LIT Comstock
                                      Van Kampen LIT Growth and Income
                                      Van Kampen LIT Strategic Growth
                                      Worldwide High Income
----------------------------------------------------------------------
 C. Limited Equity      Minimum 0%    Emerging Markets
                       Maximum 20%    Growth Opportunities
                                      MFS Mid-Cap Growth
                                      Natural Resources
                                      Real Estate
                                      Small Company Value
                                      Technology
----------------------------------------------------------------------



Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in good order. Please see Allocation of Purchase Payments in the prospectus. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:



     - receipt of a subsequent Purchase Payment; or



     - a transfer or reallocation that causes your contract value to be inconsistent with the investment requirements, whether automatic or directed by you; or



     - a withdrawal that causes your contract value to inconsistent with the investment requirements, whether automatic or directed by you.



We will rebalance your contract in accordance with either your initial allocation instructions or your Automatic Asset Rebalancing Program instructions on file, whichever is consistent with the investment requirements and most current. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and implement those at the next rebalancing. Please see Automatic Asset Rebalancing Program in the prospectus. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.



HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE+ CALCULATED?



First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:



     1. 100% of Purchase Payments received during the first contract year; and



     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.



Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE THE SPOUSAL CONTINUATION SECTION IN THE PROSPECTUS. Total Eligible Purchase Payments are limited to $1 million without our prior Company approval.



Second, we consider the BONUS PERIOD and the BENEFIT BASE EVALUATION PERIOD. The Bonus Period is the period of time over which we calculate the potential Bonus. The Benefit Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Benefit Base plus Bonus during the Bonus Period. The Bonus Period and the Benefit Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Benefit Base Evaluation Period, you may contact us to extend the Benefit Base Evaluation Period. Please see "CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Bonus Period.



Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Benefit Base Evaluation Period minus any Ineligible Purchase Payments.



Fourth, we determine the BENEFIT BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Benefit Base is the contract value on the Effective Date. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE+?" below. On each contract anniversary, we determine if the Benefit Base should be increased based on the maximum Anniversary Value or any available Bonus. The calculation and components of this determination are detailed below.



     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS NOT AVAILABLE OR AFTER BONUS
     PERIOD:



     On each contract anniversary occurring during the Benefit Base Evaluation Period, the Benefit Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:



          (a) is the current Benefit Base; and



          (b) is all previous maximum Anniversary Values during the Benefit Base Evaluation Period.



     CALCULATION OF THE BENEFIT BASE WHEN BONUS IS AVAILABLE:



     The Bonus Base is used to calculate the Bonus during the Bonus Period. The Bonus is calculated as a percentage of the Bonus Base. The Bonus Base is used solely to calculate the Bonus. The initial Bonus Base is equal to the initial Eligible Purchase Payment.



     On each contract anniversary during the Bonus Period, we determine the amount by which the Bonus Base and/or the Benefit Base could increase. The components used to determine this amount are:



          (a) the Benefit Base calculated based on the maximum Anniversary Value; and



          (b) the Bonus plus the current Benefit Base.

     If (a) is greater than (b), the Bonus Base and the Benefit Base are increased to the current Anniversary Value. If (b) is greater than (a), the Benefit Base is increased by the Bonus and the Bonus Base remains unchanged.



The Bonus Base is increased each time subsequent Eligible Purchase Payments are made. The Bonus Base also increases when the Benefit Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Benefit Base and all previous maximum Anniversary Values. The Bonus Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the Contract Value is reduced by the Excess Withdrawal. The Bonus Base is not used in the calculation of the Contract Value or any other benefits under the Contract.



The Benefit Base and Bonus Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for excess withdrawals, the Benefit Base and Bonus Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Benefit Base Evaluation Period will not result in a lower Benefit Base or lower Bonus Base.



Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Benefit Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Benefit Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see What are the Effects of Withdrawals on MarketLock For Life+? below.



WHAT IS THE FEE FOR MARKETLOCK FOR LIFE+?



The fee for MarketLock For Life+ depends on whether you elect to cover one life or two lives. The fee is as follows:



----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.65% of Benefit Base
----------------------------------------------------
 For Two Covered Persons     0.90% of Benefit Base
----------------------------------------------------



The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.



An increase in the Benefit Base due to an adjustment to a higher Anniversary Value, addition of a Bonus, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.



If your contract value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.



WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE+?



The Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base may change over time as a result of the timing and amount of withdrawals.



Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Benefit Base or Bonus Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.



You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Bonus Period, a Bonus will not be added to your Benefit Base in those years.



You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.



The impact of withdrawals and the effect on each component of MarketLock For Life+ are further explained below:



     BENEFIT BASE AND BONUS BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the Benefit Base and Bonus Base are not reduced for those withdrawals. Excess Withdrawals as described above reduce the Benefit Base and Bonus Base as follows:



     For each Excess Withdrawal taken, the Benefit Base and Bonus Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.



     Since Excess Withdrawals reduce the Bonus Base, it will result in the reduction of the amount of the Bonus.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased (as described above under "How are the components for MarketLock For Life+ calculated?" ). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.



THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.



WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO?



If the contract value is reduced to zero but the Benefit Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains, the Benefit Base Evaluation Period and the Bonus Period end and Bonus Base equals zero.



The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.



When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:



     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or



     2. Any payment option mutually agreeable between you and us.



If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).



CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?



There is an option for extension as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE BENEFIT BASE EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE BENEFIT BASE EVALUATION PERIOD. If you elect to extend the Benefit Base Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new Benefit Base Evaluation Period. See "How are the components for MarketLock For Life+ calculated?" Also, if you extend the Benefit Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, including the fee and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Benefit Base Evaluation Period.



If you do not contact us at the end of each Benefit Base Evaluation Period to extend the Benefit Base Evaluation Period, an extension will no longer be available and the Benefit Base will no longer be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Benefit Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Benefit Base Evaluation Period and you will not be permitted to extend the Benefit Base Evaluation Period in the future.



CAN I EXTEND THE BONUS PERIOD BEYOND 10 YEARS?



No. The Bonus Period may not be extended. However, the Benefit Base Evaluation Period as described above may be extended.



WHAT HAPPENS TO MARKETLOCK FOR LIFE+ UPON A SPOUSAL CONTINUATION?



If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:



     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life+ and the contract; or



     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life+ and its corresponding fee.



If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life+ and the contract; or



     2. Continue the contract with MarketLock For Life+ and its corresponding fee.



The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on: (1) the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person; and (2) the Benefit Base at the time of spousal continuation if no withdrawals were taken prior to the continuation.



If spousal continuation occurs during the Benefit Base Evaluation Period and/or Bonus Period, if applicable, the continuing spouse will continue to receive any increases to the Benefit Base during the remaining Benefit Base Evaluation Period and/or Bonus Period. Any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the continuing spouse will be eligible to extend the Benefit Base Evaluation Period upon the expiration of the period. (See "Can I extend the Benefit Base Evaluation Period beyond 10 years?" above).



CAN A NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING BENEFITS UNDER MARKETLOCK FOR LIFE+ UPON THE DEATH OF THE SECOND SPOUSE?



No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life+. SEE DEATH BENEFITS BELOW.



WHAT HAPPENS TO MARKETLOCK FOR LIFE+ UPON THE LATEST ANNUITY DATE?



If the contract value and the Benefit Base are greater than zero on the Latest Annuity Date, you must select one of the following options:



     1. Annuitize the contract value under the contract's annuity provisions; or



     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or



     3. Any payment option mutually agreeable between you and us.



If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in the INCOME OPTIONS section in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.



CAN MARKETLOCK FOR LIFE+ BE CANCELLED?



MarketLock For Life+ may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life+ is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life+ will no longer apply to your contract. You may not extend the Benefit Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life+ after cancellation.



ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK FOR LIFE+ WILL AUTOMATICALLY TERMINATE?



The feature automatically terminates upon the occurrence of one of the following:



     1. Annuitization of the contract; or



     2. Full surrender or termination of the contract; or



     3. A death benefit is paid and the contract is terminated; or



     4. Excess withdrawals reduce the contract value to zero; or



     5. Death of the Covered Person, if only one is elected; or, if two are elected



     6. Death of the surviving Covered Persons; or



     7. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?"



If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life+. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life+. Any ownership change is contingent upon prior review and approval by the Company.



ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?



Under any of the following circumstances, MarketLock For Life+ will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:



     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or



     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.



Under these circumstances, the fee for MarketLock For Life+ based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock For Life+ be cancelled?"

THE FOLLOWING IS ADDED TO THE EXPENSES SECTION OF THE PROSPECTUS:



MARKETLOCK FOR LIFE+ FEE



The annualized MarketLock for Life+ fee will be assessed as a percentage of the Benefit Base for all years in which the feature is in effect. The fee for MarketLock For Life+ depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.



The fee is deducted proportionately from the portion of your contract value allocated to the Variable Portfolios starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios which equal the amount of the fee. If your contract value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the Benefit Base is adjusted upwards due to an adjustment to a higher Anniversary Value, addition of a Bonus, or subsequent Eligible Purchase Payment, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:



----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.65% of Benefit Base
----------------------------------------------------
 For Two Covered Persons     0.90% of Benefit Base
----------------------------------------------------



THE FOLLOWING IS ADDED TO THE MARKETLOCK SECTION OF THE OPTIONAL LIVING BENEFIT EXAMPLES APPENDIX OF THE PROSPECTUS:



MARKETLOCK FOR LIFE+ EXAMPLES



The following examples demonstrate the operation of the MarketLock For Life+ feature:



EXAMPLE 1:



Assume you elect MarketLock for Life+ and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.



Your initial Benefit Base and Bonus Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Bonus on the first anniversary is calculated as the Bonus Percentage (6%) multiplied by the Bonus Base ($100,000) which equals $6,000. On your first contract anniversary, your Benefit Base is adjusted to $106,000 which equals the greatest of your current Benefit Base ($100,000), your contract value ($103,000), or your Bonus plus your current Benefit Base ($6,000 + $100,000).



Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st contract anniversary is 5% of the Benefit Base (5% X $106,000 = $5,300). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.



EXAMPLE 2:



Assume you elect MarketLock for Life+, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent policy year, there is effectively 0% growth net of fees in your contract value. Therefore, your Benefit Base and Bonus Base do not increase due to a maximum Anniversary Value. Your contract values, Benefit Bases, Bonus Bases, and Bonuses are given as follows:



----------------------------------------------------------------------
      CONTRACT         CONTRACT
     ANNIVERSARY         VALUE    BENEFIT BASE BONUS BASE     BONUS
----------------------------------------------------------------------
         1st           $103,000    $106,000     $100,000     $6,000
----------------------------------------------------------------------
         2nd           $223,000    $218,000     $200,000     $12,000
----------------------------------------------------------------------
         3rd           $223,000    $230,000     $200,000     $12,000
----------------------------------------------------------------------
         4th           $223,000    $242,000     $200,000     $12,000
----------------------------------------------------------------------
         5th           $253,000    $285,800     $230,000     $13,800
----------------------------------------------------------------------
         6th           $303,000    $299,600     $230,000     $13,800
----------------------------------------------------------------------



Since the Benefit Base equals the Benefit Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Benefit Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the 1st contract year (100% of $100,000). On your 2nd contract anniversary, your Bonus is $12,000 (6% X $200,000) and your Benefit Base equals $218,000 ($206,000 +
$12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the 2nd contract anniversary (5% of the $218,000 Benefit Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Benefit Base will increase by your Bonus and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Benefit Base equals $272,000 ($242,000 + $30,000). On your 5th contract anniversary, your Bonus Base is $230,000 and your Bonus equals $13,800 ($230,000 X 6%). Your Benefit Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Benefit Base, Bonus Base, or Bonus. A maximum Anniversary Value is not attained on the 6th contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Benefit Base is $299,600 ($285,800 + $13,800). If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Benefit Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.



EXAMPLE 3:



Assume you elect MarketLock for Life+ and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Benefit Bases, Bonus Bases, and Bonuses are as follows:



----------------------------------------------------------------------
      CONTRACT         CONTRACT
     ANNIVERSARY         VALUE    BENEFIT BASE BONUS BASE     BONUS
----------------------------------------------------------------------
         1st           $103,000    $106,000     $100,000     $6,000
----------------------------------------------------------------------
         2nd           $115,000    $115,000     $115,000      N/A*
----------------------------------------------------------------------
         3rd           $107,000    $121,900     $115,000     $6,900
----------------------------------------------------------------------
         4th           $110,000    $128,800     $115,000     $6,900
----------------------------------------------------------------------
         5th           $140,000    $140,000     $140,000      N/A*
----------------------------------------------------------------------
         6th           $145,000    $148,400     $140,000     $8,400
----------------------------------------------------------------------



* The Benefit Base calculated based on the maximum anniversary value is greater than the Bonus plus the Benefit Base; therefore, the Bonus Base and Benefit Base are increased to the current anniversary value, and the Benefit Base is not increased by the Bonus.



On your 6th contract anniversary, your contract value is $145,000, and your Benefit Base is stepped-up to $148,400 and Bonus Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Benefit Base). Therefore, if you do not take any excess withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.



EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:



Assume you elect MarketLock for Life+, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Benefit Base values, Bonus Base values, and Bonus amounts are as described in EXAMPLE 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500
($107,920 - $7,420), but your Benefit Base and Bonus Base are unchanged. Next, we recalculate your Benefit Base, Bonus Base and Bonus by reducing the Benefit Base and Bonus Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Benefit Base is adjusted to $142,464($148,400 minus 4% of $148,400 equals $5,936). The Bonus Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new
Bonus is 6% of your new Bonus Base (6% X $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Benefit Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 X 5%), which equals $7,123.20. Therefore, if you do not take additional excess withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.

THE FOLLOWING CONDENSED FINANCIAL INFORMATION IS HEREBY ADDED TO APPENDIX A TO THE PROSPECTUS:



APPENDIX A - CONDENSED FINANCIAL INFORMATION



                                                               NINE MONTHS
                                                                  ENDED
                                                                 9/30/06
--------------------------------------------------------------------------
--------------------------------------------------------------------------
           ANCHOR SERIES TRUST - CLASS 3 SHARES:
--------------------------------------------------------------------------
Asset Allocation (Inception Date - 05/01/06)
        Beginning AUV.......................................   $12.974
        Ending AUV..........................................   $13.158
        Ending Number of AUs................................   0
--------------------------------------------------------------------------
Capital Appreciation (Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.557
        Ending AUV..........................................   $13.257
        Ending Number of AUs................................   2,452
--------------------------------------------------------------------------
Government & Quality Bond (Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.161
        Ending AUV..........................................   $13.610
        Ending Number of AUs................................   713
--------------------------------------------------------------------------
Growth (Inception Date - 05/01/06)
        Beginning AUV.......................................   $11.917
        Ending AUV..........................................   $11.822
        Ending Number of AUs................................   0
--------------------------------------------------------------------------
Natural Resources (Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.000
        Ending AUV..........................................   $8.813
        Ending Number of AUs................................   0
--------------------------------------------------------------------------
         SUNAMERICA SERIES TRUST - CLASS 3 SHARES:
--------------------------------------------------------------------------
Aggressive Growth (Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.449
        Ending AUV..........................................   $9.929
        Ending Number of AUs................................   0

--------------------------------------------------------------------------
Alliance Growth (Inception Date - 05/01/06)
        Beginning AUV.......................................   $8.263
        Ending AUV..........................................   $7.885
        Ending Number of AUs................................   940

--------------------------------------------------------------------------
Blue Chip Growth (Inception Date - 05/01/06)
        Beginning AUV.......................................   $5.863
        Ending AUV..........................................   $5.861
        Ending Number of AUs................................   0

--------------------------------------------------------------------------
Cash Management (Inception Date - 05/01/06)
        Beginning AUV.......................................   $11.226
        Ending AUV..........................................   $11.398
        Ending Number of AUs................................   0

--------------------------------------------------------------------------
Corporate Bond (Inception Date - 05/01/06)
        Beginning AUV.......................................   $14.000
        Ending AUV..........................................   $14.532
        Ending Number of AUs................................   1,273

--------------------------------------------------------------------------
Davis Venture Value (Inception Date - 05/01/06)
        Beginning AUV.......................................   $14.277
        Ending AUV..........................................   $14.511
        Ending Number of AUs................................   1,006

--------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.544
        Ending AUV..........................................   $14.519
        Ending Number of AUs................................   0

--------------------------------------------------------------------------
Emerging Markets (Inception Date - 05/01/06)
        Beginning AUV.......................................   $22.367
        Ending AUV..........................................   $20.483
        Ending Number of AUs................................   384

--------------------------------------------------------------------------
Federated American Leaders (Inception Date - 05/01/06)
        Beginning AUV.......................................   $12.055
        Ending AUV..........................................   $12.428
        Ending Number of AUs................................   0

--------------------------------------------------------------------------
Foreign Value (Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.000
        Ending AUV..........................................   $10.098
        Ending Number of AUs................................   341

--------------------------------------------------------------------------
Global Bond (Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.194
        Ending AUV..........................................   $13.207
        Ending Number of AUs................................   298

--------------------------------------------------------------------------



         AU - Accumulation Unit


         AUV - Accumulation Unit Value

                                                               NINE MONTHS
                                                                  ENDED
         SUNAMERICA SERIES TRUST - CLASS 3 SHARES:               9/30/06
--------------------------------------------------------------------------
Global Equities (Inception Date - 05/01/06)
        Beginning AUV.......................................   $9.910
        Ending AUV..........................................   $9.867
        Ending Number of AUs................................   0

--------------------------------------------------------------------------
Goldman Sachs Research (Inception Date - 05/01/06)
        Beginning AUV.......................................   $7.644
        Ending AUV..........................................   $7.882
        Ending Number of AUs................................   0

--------------------------------------------------------------------------
Growth-Income (Inception Date - 05/01/06)
        Beginning AUV.......................................   $9.960
        Ending AUV..........................................   $9.840
        Ending Number of AUs................................   0

--------------------------------------------------------------------------
Growth Opportunities (Inception Date - 05/01/06)
        Beginning AUV.......................................   $5.991
        Ending AUV..........................................   $5.355
        Ending Number of AUs................................   0

--------------------------------------------------------------------------
High Yield Bond (Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.898
        Ending AUV..........................................   $14.509
        Ending Number of AUs................................   1,901

--------------------------------------------------------------------------
International Diversified Equities (Inception Date - 05/01/06)
        Beginning AUV.......................................   $9.188
        Ending AUV..........................................   $8.938
        Ending Number of AUs................................   0

--------------------------------------------------------------------------
International Growth and Income (Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.887
        Ending AUV..........................................   $13.758
        Ending Number of AUs................................   821

--------------------------------------------------------------------------
Marsico Growth (Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.000
        Ending AUV..........................................   $9.550
        Ending Number of AUs................................   76

--------------------------------------------------------------------------
MFS Massachusetts Investors Trust (Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.250
        Ending AUV..........................................   $10.483
        Ending Number of AUs................................   0

--------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 05/01/06)
        Beginning AUV.......................................   $9.195
        Ending AUV..........................................   $8.271
        Ending Number of AUs................................   540

--------------------------------------------------------------------------
MFS Total Return (Inception Date - 05/01/06)
        Beginning AUV.......................................   $14.843
        Ending AUV..........................................   $15.250
        Ending Number of AUs................................   1,128

--------------------------------------------------------------------------
Putnam Growth: Voyager (Inception Date - 05/01/06)
        Beginning AUV.......................................   $7.184
        Ending AUV..........................................   $6.910
        Ending Number of AUs................................   0

--------------------------------------------------------------------------
Real Estate (Inception Date - 05/01/06)
        Beginning AUV.......................................   $31.589
        Ending AUV..........................................   $34.909
        Ending Number of AUs................................   0

--------------------------------------------------------------------------
Small & Mid-Cap Value (Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.000
        Ending AUV..........................................   $9.679
        Ending Number of AUs................................   613

--------------------------------------------------------------------------
Small Company Value (Inception Date - 5/01/06)
        Beginning AUV.......................................   $10.000
        Ending AUV..........................................   $9.387
        Ending Number of AUs................................   0

--------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 05/01/06)
        Beginning AUV.......................................   $9.069
        Ending AUV..........................................   $9.313
        Ending Number of AUs................................   0

--------------------------------------------------------------------------
Technology (Inception Date - 05/01/06)
        Beginning AUV.......................................   $2.398
        Ending AUV..........................................   $2.272
        Ending Number of AUs................................   0

--------------------------------------------------------------------------
Telecom Utility (Inception Date - 08/28/06)
        Beginning AUV.......................................   $9.540
        Ending AUV..........................................   $9.765
        Ending Number of AUs................................   0

--------------------------------------------------------------------------



         AU - Accumulation Unit


         AUV - Accumulation Unit Value

                                                               NINE MONTHS
                                                                  ENDED
         SUNAMERICA SERIES TRUST - CLASS 3 SHARES:               9/30/06
--------------------------------------------------------------------------
Worldwide High Income (Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.889
        Ending AUV..........................................   $14.158
        Ending Number of AUs................................   936

--------------------------------------------------------------------------
      LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES
--------------------------------------------------------------------------
Lord Abbett Growth and Income (Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.169
        Ending AUV..........................................   $13.516
        Ending Number of AUs................................   100

--------------------------------------------------------------------------
Lord Abbett Mid Cap Value (Inception Date - 08/28/06)
        Beginning AUV.......................................   $13.921
        Ending AUV..........................................   $14.319
        Ending Number of AUs................................   0

--------------------------------------------------------------------------
    VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II SHARES:
--------------------------------------------------------------------------
Van Kampen LIT Comstock (Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.286
        Ending AUV..........................................   $13.827
        Ending Number of AUs................................   2,967

--------------------------------------------------------------------------
Van Kampen LIT Strategic Growth (Inception Date - 05/01/06)
  (formerly Emerging Growth)
        Beginning AUV.......................................   $10.404
        Ending AUV..........................................   $9.497
        Ending Number of AUs................................   962

--------------------------------------------------------------------------
Van Kampen LIT Growth and Income (Inception Date - 05/01/06)
        Beginning AUV.......................................   $14.601
        Ending AUV..........................................   $15.053
        Ending Number of AUs................................   2,091

--------------------------------------------------------------------------
     AMERICAN FUNDS INSURANCE SERIES - CLASS 2 SHARES:
--------------------------------------------------------------------------
American Funds Asset Allocation (Inception Date - 05/01/06)
        Beginning AUV.......................................   $15.710
        Ending AUV..........................................   $15.714
        Ending Number of AUs................................   1,832

--------------------------------------------------------------------------
American Funds Global Growth (Inception Date - 05/01/06)
        Beginning AUV.......................................   $20.632
        Ending AUV..........................................   $20.732
        Ending Number of AUs................................   1,975

--------------------------------------------------------------------------
American Funds Growth (Inception Date - 05/01/06)
        Beginning AUV.......................................   $20.073
        Ending AUV..........................................   $19.450
        Ending Number of AUs................................   1,373

--------------------------------------------------------------------------
American Funds Growth-Income (Inception Date - 05/01/06)
        Beginning AUV.......................................   $17.274
        Ending AUV..........................................   $17.792
        Ending Number of AUs................................   2,800

--------------------------------------------------------------------------



         AU - Accumulation Unit

         AUV - Accumulation Unit Value


Dated: February 13, 2007



               Please keep this Supplement with your Prospectus.

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION


Incorporated by reference to the Statement of Additional Information as filed under Rule 497(c) under the Securities Act of 1933, File Nos. 333-128124 and 811-08810, filed December 6, 2006, Accession No. 0000950124-06-007343.


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
               POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY
           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2006

--------------------------------------------------------------------------------

THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY CHANGED TO FEBRUARY 13, 2007.

THE FOLLOWING PARAGRAPH AND INTERIM FINANCIAL STATEMENTS ARE HEREBY ADDED TO THE FINANCIAL STATEMENTS SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION:

Financial statements (unaudited) of First SunAmerica Life Insurance Company at September 30, 2006 and December 31, 2005, and for the nine months ended September 30, 2006 and 2005, and financial statements (unaudited) for FS Variable Separate Account at September 30, 2006 and for the nine months ended September 30, 2006, are included herein.

THE FOLLOWING PARAGRAPH AND CURRENT AUDITED FINANCIAL STATEMENTS OF AMERICAN HOME ASSURANCE COMPANY ARE HEREBY ADDED TO THE FINANCIAL STATEMENTS SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION:

The statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for each of the two years in the period ended December 31, 2005, appear herein, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

You should only consider the financial statements of American Home that we include in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee.



Dated: February 13, 2007



    Please keep this Supplement with your Statement of Additional Information

                         AMERICAN HOME ASSURANCE COMPANY

                                NAIC CODE: 19380

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                         AMERICAN HOME ASSURANCE COMPANY

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

Report of Independent Auditors ..............................   2
Statements of Admitted Assets................................   3
Statements of Liabilities, Capital and Surplus...............   4
Statements of Income and Changes in Capital and Surplus......   5
Statements of Cash Flow......................................   6
Notes to Statutory Basis Financial Statements................   7

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of American Home Assurance Company;

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2005 and 2004, or the results of its operations or its cash flow for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Notes 1 and 2 to the financial statements.

PricewaterhouseCoopers LLP

New York, NY
April 27, 2006

                         AMERICAN HOME ASSURANCE COMPANY

                          STATEMENTS OF ADMITTED ASSETS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

AS OF DECEMBER 31,                                                                            2005         2004
------------------                                                                        -----------   -----------
Cash and Invested Assets:
   Bonds, principally at amortized cost (NAIC Market value: 2005 - $9,798,011;
      2004 - $8,209,551)                                                                  $ 9,663,980   $ 7,994,584
   Stocks:
   Common stocks, at NAIC market value (Cost: 2005 - $1,575,107;
      2004 - $1,374,734)                                                                    3,190,583     2,923,431
   Non-redeemable preferred stocks, at NAIC market value (Cost: 2005 - $539,993;
      2004 - $436,573)                                                                        542,438       457,594
   Other invested assets, primarily at equity (Cost: 2005 - $2,109,071; 2004 -
      $1,755,421)                                                                           2,261,269     1,822,492
   Securities lending collateral                                                              295,591       125,900
   Short-term investments, at amortized cost (approximates NAIC market value)                  95,534        18,537
   Cash                                                                                        22,494        70,458
   Receivable for securities                                                                  164,069        99,399
                                                                                          -----------   -----------
      TOTAL CASH AND INVESTED ASSETS                                                       16,235,958    13,512,395
                                                                                          -----------   -----------

Investment income due and accrued                                                             234,067       153,754
Agents' balances or uncollected premiums:
   Premiums in course of collection                                                           823,180       614,120
   Premiums and installments booked but deferred and not yet due                            1,383,624     1,152,479
   Accrued retrospective premiums                                                              27,758         7,717
Amounts billed and receivable from high deductible policies                                   315,772       367,174
Reinsurance recoverable on loss payments                                                      399,204       245,992
Funds held by or deposited with reinsurers                                                     23,948       161,437
Deposit accounting assets                                                                   1,336,343     1,638,716
Deposit accounting assets - funds held                                                        432,987       424,685
Federal and foreign income taxes recoverable from parent                                      794,462       575,690
Net deferred tax assets                                                                       308,507       322,785
Equities in underwriting pools and associations                                               577,679       498,433
Electronic data processing equipment, less accumulated depreciation                            93,882        90,770
Receivable from parent, subsidiaries and affiliates                                         1,640,093       430,318
Other admitted assets                                                                         178,400       371,907
                                                                                          -----------   -----------
      TOTAL ADMITTED ASSETS                                                               $24,805,864   $20,568,372
                                                                                          ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                    (000'S OMITTED EXCEPT SHARE INFORMATION)

AS OF DECEMBER 31,                                                   2005          2004
------------------                                               -----------   -----------
                         Liabilities

Reserves for losses and loss adjustment expenses                 $11,620,078   $ 9,357,799
Unearned premiums                                                  4,334,485     4,136,808
Commissions, premium taxes, and other expenses payable               118,273       140,332
Reinsurance payable on paid loss and loss adjustment expenses        145,544       259,375
Funds held by company under reinsurance treaties                     255,848       261,469
Provision for reinsurance                                            210,152       376,738
Ceded reinsurance premiums payable, net of ceding commissions        431,565        74,708
Amounts withheld or retained by company for account of others         31,331        41,058
Payable to parent, subsidiaries and affiliates                        33,968       346,919
Policyholder funds on deposit                                         12,578        20,862
Loss clearing                                                         13,610         8,665
Liability for pension and severance pay                                4,945         4,882
Retroactive reinsurance reserves - assumed                            32,893        10,677
Retroactive reinsurance reserves - ceded                             (65,044)      (81,536)
Deposit accounting liabilities                                       486,910       465,475
Deposit accounting liabilities - funds held                        1,006,426     1,089,396
Securities lending payable                                           295,591       125,900
Collateral deposit liability                                         505,755       458,938
Other liabilities                                                    281,304       130,566
                                                                 -----------   -----------
   TOTAL LIABILITIES                                              19,756,213    17,229,032
                                                                 -----------   -----------

                     Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158 shares
   authorized, 1,695,054 shares issued and outstanding                25,426        25,426
Capital in excess of par value                                     2,779,526       702,746
Unassigned surplus                                                 2,176,592     2,529,590
Special surplus funds from retroactive reinsurance                    68,107        81,578
                                                                 -----------   -----------
   TOTAL CAPITAL AND SURPLUS                                       5,049,651     3,339,340
                                                                 -----------   -----------
   TOTAL LIABILITIES, CAPITAL, AND SURPLUS                       $24,805,864   $20,568,372
                                                                 ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

             STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                    2005         2004
--------------------------------                                -----------   ----------
                     Statements of Income

Underwriting Income:
  Premiums earned                                               $ 7,045,820   $6,522,744
                                                                -----------   ----------
Underwriting Deductions:
  Losses incurred                                                 5,406,410    4,766,133
  Loss adjustment expenses incurred                               1,098,644      730,780
  Other underwriting expenses incurred                            1,584,477    1,424,929
                                                                -----------   ----------
Total Underwriting Deductions                                     8,089,531    6,921,842
                                                                -----------   ----------
NET UNDERWRITING LOSS                                            (1,043,711)    (399,097)
                                                                -----------   ----------
Investment Income:
  Net investment income earned                                      630,678      419,418
  Net realized capital gains (net of capital gains taxes:
    2005 - $20,492; 2004- $13,604)                                   38,055       25,265
                                                                -----------   ----------
NET INVESTMENT GAIN                                                 668,733      444,683
                                                                -----------   ----------
Net loss from agents' or premium balances charged-off              (145,742)     (42,783)
Other gain                                                           91,947       37,322
                                                                -----------   ----------
NET INCOME (LOSS) AFTER CAPITAL GAINS TAXES AND BEFORE
   FEDERAL INCOME TAXES                                            (428,773)      40,125
Federal income tax (benefit) expense                               (243,047)      86,311
                                                                -----------   ----------
    NET LOSS                                                    $  (185,726)  $  (46,187)
                                                                ===========   ==========

                Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous Year           $ 3,339,340   $3,621,899
  Adjustment to beginning surplus                                  (211,984)    (588,401)
                                                                -----------   ----------
CAPITAL AND SURPLUS, AS OF JANUARY 1,                             3,127,356    3,033,498
                                                                -----------   ----------
Changes in Capital and Surplus:
  Net loss                                                         (185,726)     (46,187)
  Change in net unrealized capital gains [net of capital
     gains taxes: 2005 - $13,354; 2004 - ($92,280)]                 164,444      268,660
  Change in net deferred income tax                                 112,728      455,352
  Change in non-admitted assets                                    (322,775)    (345,908)
  Change in provision for reinsurance                               166,585       (7,795)
  Paid in capital and surplus                                     2,076,780      157,948
  Cash dividends to stockholder                                     (31,732)     (63,464)
  Other surplus adjustments                                               -     (149,132)
  Foreign exchange translation                                      (58,009)      36,367
                                                                -----------   ----------
    TOTAL CHANGES IN CAPITAL AND SURPLUS                          1,922,296      305,842
                                                                -----------   ----------
CAPITAL AND SURPLUS, DECEMBER 31,                               $ 5,049,651   $3,339,340
                                                                ===========   ==========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                             STATEMENTS OF CASH FLOW

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                  2005          2004
--------------------------------                              -----------   -----------
                    Cash From Operations

Premiums collected, net of reinsurance                        $ 7,143,463   $ 7,080,889
Net investment income                                             604,156       436,057
Miscellaneous income                                              (53,776)       (4,928)
                                                              -----------   -----------
   SUB-TOTAL                                                    7,693,843     7,512,017
                                                              -----------   -----------
Benefit and loss related payments                               3,809,181        13,777
Commission and other expense paid                               2,171,077     1,930,945
Dividends paid to policyholders                                       878           601
Change in federal and foreign income taxes                         (3,783)      618,202
                                                              -----------   -----------
   NET CASH FROM OPERATIONS                                     1,716,490     4,948,492
                                                              -----------   -----------
                   Cash From Investments

Proceeds from investments sold, matured, or repaid
   Bonds                                                        4,129,223     3,286,111
   Stocks                                                       2,795,546     2,427,404
   Other                                                        3,042,793     4,128,503
                                                              -----------   -----------
   TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID     9,967,562     9,842,018
                                                              -----------   -----------
Cost of Investments Acquired
   Bonds                                                        5,803,573     5,267,295
   Stocks                                                       3,071,743     2,513,100
   Other                                                        3,630,931     4,462,157
                                                              -----------   -----------
   TOTAL COST OF INVESTMENT ACQUIRED                           12,506,247    12,242,551
                                                              -----------   -----------
   NET CASH (USED IN) INVESTING ACTIVITIES                     (2,538,684)   (2,400,533)
                                                              -----------   -----------
       Cash From Financing and Miscellaneous Sources

Capital and Surplus paid-in, less treasury stock                  750,000       157,948
Dividends to stockholder                                          (47,598)      (63,464)
Net deposit on deposit-type contracts and other insurance        (285,727)     (641,968)
Other                                                             434,553    (2,022,900)
                                                              -----------   -----------
   NET CASH PROVIDED FROM (USED IN) FINANCING ACTIVITIES          851,228    (2,570,384)
                                                              -----------   -----------
   NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                   29,034       (22,425)

Cash and short-term Investments:
   Beginning of year                                               88,995       111,419
                                                              -----------   -----------
   END OF YEAR                                                $   118,028   $    88,995
                                                              ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A.   ORGANIZATION

     The American Home Assurance Company ("AHAC" or the "Company") is a direct wholly-owned subsidiary of the American International Group, Inc. (the "Parent" or "AIG").

     The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability (D&O), difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation the Company is a leading provider in customized structured products.

     The accompanying financial statements include the Company's U.S. operation and its Japan branch.

     The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept the risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

     The Company has significant transactions with the Parent and affiliates. In addition, the Company participates in an intercompany pooling agreement with certain affiliated companies (see Note 5).

B.   SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

     PRESCRIBED OR PERMITTED STATUTORY ACCOUNTING PRACTICES:

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York.

     The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of New York. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)


     The Insurance Department of the State of New York has adopted the following accounting practices that differ from those found in NAIC SAP; specifically the prescribed practices of (1) discounting workers' compensation reserves on a non-tabular basis; in NAIC SAP, discounting of reserves is not permitted on a non-tabular basis; (2) under NAIC SAP, Electronic Data Processing (EDP) assets are admitted; only applicable software is non-admitted; and, (3) New York regulation 20 reinsurance credits for calculating the provision for unauthorized reinsurance; in NAIC SAP, New York Regulation 20 credits are not permitted.

     A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of New York is shown below:

     DECEMBER 31,                                 2005         2004
     ------------                              ----------   ----------
     NET LOSS, NEW YORK INSURANCE DEPARTMENT   $ (185,726)  $  (46,187)
     State Practices - (Deduction) Income:
        Non-Tabular Discounting                   (31,431)     (44,160)
                                              ----------   ----------
     NET LOSS, NAIC SAP                        $ (217,157)  $  (90,347)
                                               ==========   ==========
     STATUTORY SURPLUS, NEW YORK INSURANCE
        DEPARTMENT                             $5,049,651   $3,339,340
     State Practices - (Charge) Credit:
        Non-Tabular Discounting                  (212,605)    (181,174)
        EDP equipment and software                (93,881)     (90,731)
        Reinsurance Credits                      (208,499)    (192,015)
                                               ----------   ----------
     STATUTORY SURPLUS, NAIC SAP               $4,534,666   $2,875,420
                                               ==========   ==========

     In addition to the aforementioned matters, the Commissioner has permitted the Company to utilize the independent audit of the Company's Parent (the consolidated upstream holding company) to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. The Commissioner has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in joint ventures, limited partnerships and hedge funds.

     As agreed with the Company's domiciliary state, investments in publicly traded affiliated common stocks are accounted for at the quoted market value less a discount as prescribed by NAIC SAP.

     STATUTORY ACCOUNTING PRACTICES AND GENERALLY ACCEPTED ACCOUNTING
     PRINCIPLES:

     NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). NAIC SAP varies in certain respects from GAAP. A description of these accounting differences is set forth below:

     Under GAAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

     d.   Estimated undeclared dividends to policyholders are accrued;

     e. The reserves for losses and loss adjustment expense (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

     f. Debt and equity securities deemed to be available for sale and trading securities are reported at fair value. The difference between cost and fair value of securities available for sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

     g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

     h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the income statement.

     Under NAIC SAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

     c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

     d.   Declared dividends to policyholders are accrued;

     e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

     f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 4-6) are reported at lower of cost or market;

     g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

     h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the income statement and surplus is segregated by the ceding entity to the extent of gains realized; and

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

     The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

     SIGNIFICANT STATUTORY ACCOUNTING PRACTICES:

     A summary of the Company's significant statutory accounting practices are as follows:

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting practices prescribed or permitted by the State of New York requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

     INVESTED ASSETS: The Company's invested assets are accounted for as follows:

     - Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

     - Bonds: Bonds with an NAIC designation of 1 to 3 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 4 to 6 are carried at the lower of amortized cost or the NAIC-designated market value. Bonds that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

          Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2005 and 2004, the NAIC market value of the Company's mortgage-backed securities approximated $165,005 and $178,991, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flows and are valued using the retrospective method. Prepayment assumptions were obtained from broker surveys.

     - Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund are carried at amortized cost. All below investment grade preferred stocks are carried at the lower of amortized cost or NAIC designated market values.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

          Investments in affiliates for which the Company's ownership interest (including ownership interest of the Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The discount rate is approximately 23.0%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

     - Other Invested Assets: Other invested assets consist primarily of investments in joint venture and partnerships. Joint venture and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are being recorded as unrealized gains or losses. Investments in joint venture and partnerships that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss. The intermediate bond mutual fund, owned by AIG, is carried principally at the NAIC designated market value and the unrealized gain or loss reported as unassigned surplus.

     - Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

          Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the disposition of options are determined on the basis of specific identification and are included in income.

          Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

          The Company does not use hedge accounting for its derivatives.

          Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus.

     - Net Investment Gains (Losses): Net investment gains (losses) consists of net investment income earned and realized gains or losses from the disposition of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

     - Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint venture, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     REVENUE RECOGNITION: Direct written premiums contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

     Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement on Statutory Accounting Practices (SSAP) No. 66 entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments by using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2005 and 2004, accrued premiums related to the Company's retrospectively rated contracts amounted to $27,758 and $7,717, respectively, net of non-admitted premium balances of $3,084 and $857 respectively.

     Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53 entitled Property and Casualty Contracts - Premiums, the Company records these estimates [commonly known as Earned But Unbilled (EBUB) Premiums] as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the EBUB premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

     In accordance with SSAP No. 53, the Company reviews its ultimate losses in respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

     For certain lines of business for which the insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement (commonly referred to as Tail Coverage), which permits the extended reporting of insured events after the termination of the claims made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

     REINSURANCE: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     RETROACTIVE REINSURANCE: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the income statement. Surplus gains are reported as segregated unassigned funds (surplus) until the actual retroactive reinsurance recovered exceeds the consideration paid.

     As agreed with the Company's domiciliary state, the Company analyzed the status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including IBNR) exceeded $100 for compliance with the nine month rule as prescribed in SSAP No. 62, entitled Property and Casualty Reinsurance. Any such treaties for which the documentation required by SSAP No. 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the Domiciliary Insurance Department.

     DEPOSIT ACCOUNTING: All assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions in accordance with SSAP No. 62 and SSAP No. 75 entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance.

     As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

     FOREIGN PROPERTY CASUALTY BUSINESS: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (AIUOA). See Note 5 for a description of AIUOA pooling arrangement and related financial statement presentation.

     COMMISSIONS AND OTHER UNDERWRITING EXPENSES: Commissions, premium taxes, and certain other underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP No. 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

     RESERVES FOR LOSSES AND LAE: The reserves for losses and LAE, including incurred but not reported (IBNR) losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     The Company discounts its loss reserves on workers' compensation claims.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $1,671,598 and $1,348,754, as of December 31, 2005 and 2004, respectively. As of December 31, 2005 and 2004, the Company's tabular discount amounted to $184,289 and $143,688, respectively, all of which were applied against the Company's case reserves.

     The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the Insurance Department of the State of New York. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $1,487,309 and $1,205,066, as of December 31, 2005 and 2004, respectively. As of December 31, 2005 and 2004, the Company's non-tabular discount amounted to $212,605 and $181,174, respectively, all of which were applied against the Company's case reserves.

     FOREIGN EXCHANGE: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

     STATUTORY BASIS RESERVES: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

     POLICYHOLDERS' DIVIDENDS: Dividends to policyholders are charged to income as declared.

     CAPITAL AND SURPLUS: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

     NON-ADMITTED ASSETS: Certain assets, principally leasehold improvements, certain overdue agents' balances, prepaid expenses and certain deferred taxes that exceed statutory guidance are designated as Non-admitted Assets and are directly charged to Unassigned Surplus. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2005 and 2004, depreciation and amortization expense amounted to $24,616 and $17,060, respectively.

     RECLASSIFICATIONS: Certain balances contained in the 2004 financial statements have been reclassified to conform with the current year's presentation.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

A.   ACCOUNTING ADJUSTMENTS TO 2005 STATUTORY BASIS FINANCIAL STATEMENTS

     During 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls over balance sheet reconciliations. As a result of these remediation efforts, management concluded that certain adjustments should be made to the assets, liabilities, net income and unassigned surplus as reported in the Company's 2004 amended Annual Statement. The adjustments resulted in an after tax statutory charge of $211,984. In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the Company reported the impact to its 2004 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2005.

     CAPITAL AND SURPLUS, AS OF DECEMBER 31, 2004        $3,339,340

     Adjustments to Beginning Capital and Surplus:

       Asset realization                                   (229,448)
       Revenue recognition                                  (65,075)
                                                         ----------
          TOTAL ADJUSTMENTS TO BEGINNING CAPITAL
             AND SURPLUS, BEFORE FEDERAL INCOME TAXES      (294,523)

       Current federal income taxes                          22,311
       Deferred income taxes                                 60,228
                                                         ----------
          TOTAL ADJUSTMENTS TO BEGINNING CAPITAL
             AND SURPLUS, AFTER FEDERAL INCOME TAXES     $ (211,984)
                                                         ----------
     CAPITAL AND SURPLUS, AS OF JANUARY 1, 2005          $3,127,356
                                                         ==========

     An explanation for each of the adjustments for prior period corrections is described below:

     1. ASSET REALIZATION: As a result of the remediation of the internal control weaknesses related to the balance sheet reconciliations, a further review was performed of the Company's allowance for doubtful accounts and other accruals. Based on this review, the Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

     2. REVENUE RECOGNITION: As a result of the remediation of the internal control weaknesses related to the Company's revenue recognition policies, a further review was performed by the Company that resulted in revisions to revenues that were recognized in prior periods related to certain long duration environmental insurance contracts.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   ACCOUNTING ADJUSTMENTS TO 2004 STATUTORY BASIS FINANCIAL STATEMENTS

     As a result of regulatory inquiries into certain transactions, AIG conducted an internal review of information and certain transactions from January 2000 to May 2005. As part of the internal review, the Company reviewed the statutory accounting treatment for matters identified during the internal review and concluded that certain transactions required adjustment.

     An agreement was reached with the Company's domiciliary state to re-file its 2004 annual statement using the methodology prescribed under Statements of Statutory Accounting Principles SSAP No. 3. In applying this methodology, the Company has reflected the impact (in the amount of $588,401) to its 2003 and prior unassigned surplus as a prior period correction adjustment to unassigned surplus as of January 1, 2004.

     A reconciliation of the Company's unassigned surplus balance from December 31, 2003 to January 1, 2004, taking into consideration these prior period adjustments, is outlined in the table below:

     TOTAL CAPITAL AND SURPLUS, DECEMBER 31, 2003              $3,621,899

     Adjustments to beginning capital and surplus:

     1. Risk Transfer (Union Excess, Richmond and other)         (431,414)
     2. Coventry                                                  (15,932)
     3. Loss Reserves                                             (74,880)
     4. DBG Analysis                                              (53,316)
     5. Other Adjustments                                         (12,859)
                                                               ----------
     TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS          (588,401)
                                                               ----------
     TOTAL CAPITAL AND SURPLUS, AS OF JANUARY 1, 2004          $3,033,498
                                                               ==========

     The above reconciliation of the Company's unassigned surplus at January 1, 2004 is presented net of income taxes. The Company has evaluated any deferred income taxes arising from these adjustments for admissibility in accordance with NAIC SAP.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     An explanation of each of the accounting adjustments included in the reconciliation above are discussed below:

     1. RISK TRANSFER (UNION EXCESS, RICHMOND AND OTHER): Reinsurance ceded to Union Excess Reinsurance Company, Ltd. (Union Excess), a Barbados-domiciled reinsurer, Richmond Insurance Company, Ltd. (Richmond), a Bermuda-based reinsurance holding company, and some other insurance and reinsurance transactions were adjusted to deposit accounting due to insufficient risk transfer in accordance with SSAP No. 62 and SSAP No. 75.

     2. COVENTRY: Life settlements are designed to assist life insurance policyholders to monetize the existing value of life insurance policies. The Company has determined, in light of new information not available to management of the Company at the time the initial accounting determination was made, that the accounting for these transactions as insurance and reinsurance was a misapplication of statutory accounting and such transactions have been reversed in the Company's financial statements. This adjustment results in AIG's entire investment in life settlements being accounted for as a collateral loan in accordance with SSAP No. 21 entitled Other Admitted Assets.

     3. LOSS RESERVES: The Company determined that the unsupported changes in reserves independently from the actuarial process constituted errors which have been adjusted accordingly.

     4. DOMESTIC BROKERAGE GROUP DBG ANALYSIS: The Company has determined that allowances related to certain premium receivable, reinsurance recoverable and other assets were not sufficient. The adjustment has established additional allowances for these items.

     5. OTHER ADJUSTMENTS: The Company has summarized other miscellaneous adjustments that individually did not have a significant impact on the adjustment of its statutory financial statements.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 3 - INVESTMENTS

The amortized cost and NAIC market values* of the Company's bond investments at December 31, 2005 and 2004 are outlined in the table below:

                                                                                   GROSS        GROSS       NAIC *
                                                                    AMORTIZED   UNREALIZED   UNREALIZED     MARKET
                                                                      COST         GAINS       LOSSES        VALUE
                                                                   ----------   ----------   ----------   ----------
AS OF DECEMBER 31, 2005
   U.S. governments                                                $  339,230    $  1,331      $ 4,491    $  336,070
   All other governments                                            1,030,463       5,491        4,015     1,031,939
   States, territories and possessions                              1,437,180      25,194        4,641     1,457,733
   Political subdivisions of states, territories and possessions    1,971,726      34,761        2,780     2,003,707
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                     4,242,687      78,602        6,193     4,315,096
   Public utilities                                                    46,234         634          226        46,642
   Industrial and miscellaneous                                       596,460      13,179        2,815       606,824
                                                                   ----------    --------      -------    ----------
      TOTAL BONDS, AS OF DECEMBER 31, 2005                         $9,663,980    $159,192      $25,161    $9,798,011
                                                                   ==========    ========      =======    ==========
AS OF DECEMBER 31, 2004
   U.S. governments                                                $  409,872    $  2,471      $ 3,542    $  408,801
   All other governments                                              696,857       4,848          377       701,328
   States, territories and possessions                              1,495,488      31,687        2,075     1,525,100
   Political subdivisions of states, territories and possessions    1,218,335      33,096        1,324     1,250,107
   Special revenue and special assessment obligation and all
   non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                     3,642,185     137,274        3,314     3,776,145
   Public utilities                                                    33,300         776           46        34,030
   Industrial and miscellaneous                                       498,547      15,663          170       514,040
                                                                   ----------    --------      -------    ----------
      TOTAL BONDS, AS OF DECEMBER 31, 2004                         $7,994,584    $225,815      $10,848    $8,209,551
                                                                   ==========    ========      =======    ==========

As of December 31, 2005 and 2004, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $9,818,483 and $8,233,574, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and NAIC market values* of bonds at December 31, 2005 and 2004, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                    2005                        2004
                                         -------------------------   -------------------------
                                          AMORTIZED      NAIC *       AMORTIZED      NAIC *
AS OF DECEMBER 31,                          COST      MARKET VALUE      COST      MARKET VALUE
------------------                       ----------   ------------   ----------   ------------
Due in one year or less                  $  957,757    $  954,751    $  645,776    $  699,528
Due after one year through five years       855,048       857,130       548,675       554,970
Due after five years through ten years    6,253,720     6,338,300     1,695,997     1,715,243
Due after ten years                       1,435,025     1,482,825     4,931,680     5,060,819
Mortgaged-backed securities                 162,430       165,005       172,456       178,991
                                         ----------    ----------    ----------    ----------
   TOTAL BONDS                           $9,663,980    $9,798,011    $7,994,584    $8,209,551
                                         ==========    ==========    ==========    ==========

During 2005 and 2004, proceeds from the sale of the Company's bonds amounted to $3,278,300 and $2,197,876, respectively. During 2005 and 2004, the Company realized gross gains of $31,404 and $15,434, respectively, and gross losses of $17,304 and $20,960, respectively, related to these sales.

During 2005 and 2004, proceeds from the sale of the Company's equity investments amounted to $2,703,032 and $2,307,028, respectively. Gross gains of $132,690 and $121,648 and gross losses of $91,050 and $84,827 were realized on those sales in 2005 and 2004, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and NAIC market values* of the Company's common and preferred stocks at December 31, 2005 and 2004 are set forth in the table below:

                                    DECEMBER 31, 2005                                  DECEMBER 31, 2004
                    ------------------------------------------------   -------------------------------------------------
                                    GROSS       GROSS       NAIC *                     GROSS        GROSS       NAIC *
                     AMORTIZED   UNREALIZED  UNREALIZED     MARKET      AMORTIZED   UNREALIZED   UNREALIZED     MARKET
                       COST         GAINS      LOSSES        VALUE        COST         GAINS       LOSSES        VALUE
                    ----------   ----------  ----------   ----------   ----------   ----------   ----------   ----------
Common Stocks:
   Affiliated       $  602,396   $1,521,619   $ 68,346    $2,055,669   $  638,099   $1,343,104    $ 94,566    $1,886,637
   Non-affiliated      972,712      198,989     36,787     1,134,914      736,635      318,732      18,573     1,036,794
                    ----------   ----------   --------    ----------   ----------   ----------    --------    ----------
      TOTAL         $1,575,108   $1,720,608   $105,133    $3,190,583   $1,374,734   $1,661,836    $113,139    $2,923,431
                    ==========   ==========   ========    ==========   ==========   ==========    ========    ==========
Preferred Stocks:
   Affiliated       $        -   $        -   $      -    $        -   $        -  $         -    $      -    $        -
   Non-affiliated      539,993       10,710      8,758       541,945      436,573       30,312       3,696       463,189
                    ----------   ----------   --------    ----------   ----------   ----------    --------    ----------
      TOTAL         $  539,993   $   10,710   $  8,758    $  541,945   $  436,573   $   30,312    $  3,696    $  463,189
                    ==========   ==========   ========    ==========   ==========   ==========    ========    ==========

The NAIC market value column for preferred stocks in the above table does not agree to the carrying amount in the Company's Statements of Admitted Assets due to the Company's redeemable preferred stocks being carried at amortized, while the Company's perpetual preferred stocks being carried at market value.

As of December 31, 2005 and 2004, the Company held derivative investments of $(572) and $0, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                (000'S OMITTED)


The fair market value together with the aging of the pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2005 and 2004 is set forth in the table below:

                                                                          GREATER
                                            12 MONTHS OR LESS          THAN 12 MONTHS               TOTAL
                                         -----------------------   ---------------------   -----------------------
                                            FAIR      UNREALIZED     FAIR     UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES                   VALUE       LOSSES       VALUE      LOSSES        VALUE       LOSSES
-------------------------                ----------   ----------   --------   ----------   ----------   ----------
As of December 31, 2005:
   U. S. Governments                     $  263,575     $ 3,780    $ 14,643    $    711    $  278,218    $  4,491
   All Other Governments                    831,441       3,520      19,830         495       851,271       4,015
   States, territories and possessions      368,996       3,419      51,889       1,222       420,885       4,641
   Political subdivisions of states,
   territories and possessions              380,044       2,347      23,929         433       403,973       2,780
   Special revenue                          549,541       4,212      72,215       1,981       621,756       6,193
   Public utilities                          16,300         188       1,661          38        17,961         226
   Industrial and miscellaneous             115,026       2,247      14,784         568       129,810       2,815
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS                            2,524,923      19,713     198,951       5,448     2,723,874      25,161
   Common Stock                             421,479      31,543     215,755      73,590       637,234     105,133
   Preferred Stock                          276,755       6,666      40,807       2,092       317,562       8,758
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL STOCKS                             698,234      38,209     256,562      75,862       954,796     113,891
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS AND STOCKS                $3,223,157     $57,922    $455,513    $ 81,130    $3,678,670    $139,052
                                         ==========     =======    ========    ========    ==========    ========
As of December 31, 2004:
   U. S. Governments                     $  126,772     $ 2,478    $ 31,405    $  1,064    $  158,177    $  3,542
   All Other Governments                    399,899         350      42,529          27       442,428         377
   States, territories and possessions      177,476         951     111,285       1,124       288,761       2,075
   Political subdivisions of states,
   territories and possessions              182,790         980      51,319         344       234,109       1,324
   Special revenue                          264,313       1,667     154,878       1,647       419,191       3,314
   Public utilities                           7,840          36       3,562          10        11,402          46
   Industrial and miscellaneous              55,323          47      31,706         123        87,029         170
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS                            1,214,413       6,509     426,684       4,339     1,641,097      10,848
   Common Stock                             139,774      12,538     180,178     100,601       319,952     113,139
   Preferred Stock                           69,075       1,596      22,900       2,100        91,975       3,696
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL STOCKS                             208,849      14,134     203,078     102,701       411,927     116,835
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS AND STOCKS                $1,423,262     $20,643    $629,762    $107,040    $2,053,024    $127,683
                                         ==========     =======    ========    ========    ==========    ========

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                (000'S OMITTED)

In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer);

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. In the opinion of Company's management, it is probable that AIG may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2005, the Company has both the ability and intent to hold these investments to recovery.

During 2005 and 2004, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $972 and $2,708, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $2,542 and $53,390, respectively.

During 2005 and 2004, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

FOR THE YEARS ENDED DECEMBER 31,    2005     2004
--------------------------------   ------   ------
Advanced Technology Ventures VI    $    -   $3,444
Advanced Technology Ventures VII        -    2,452
Sprout Capital IX                       -    3,403
Morgan Stanley III                  1,684        -
Items less than $1.0 million           11      634
                                   ------   ------
TOTAL                              $1,695   $9,933
                                   ======   ======

As of December 31, 2005 and 2004, securities with a market value of $289,449 and $122,878, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

Securities carried at amortized cost of $2,270,251 and $1,882,606 were deposited with regulatory authorities as required by law at December 31, 2005 and 2004, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

Other invested assets include $966,546 of collateralized loans as of December 31, 2005. As agreed with the Company's domiciliary state, these loans represent AIG's entire investment in life settlements and are being accounted for as a collateral loan in accordance with SSAP No. 21. The admitted value of the loans is not in excess of the cost (including capitalized interest) of acquiring the life settlements and maintaining them in force for so long as the fair value of the underlying life settlements collateralizing such loans is at least equal to the outstanding amount of such loans.

During 2005 and 2004, included in Net Investment Income Earned were investment expenses of $7,139 and $5,330, respectively, and interest expense of $77,243 and $53,902, respectively.

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2005 and 2004 is set forth in the table below:

                                                           2005          2004
                                                       -----------   -----------
RESERVES FOR LOSSES AND LAE, BEGINNING OF THE PERIOD   $ 9,357,799   $ 6,388,455

Adjustments for prior period corrections                  (165,738)      860,497

Incurred losses and LAE related to:

   Current accident year                                 5,111,414     4,654,796
   Prior accident years                                  1,393,640       842,117
                                                       -----------   -----------
      TOTAL INCURRED LOSSES AND LAE                      6,505,054     5,496,913
                                                       -----------   -----------
Paid losses and LAE related to:

   Current accident year                                (1,284,778)     (933,937)
   Prior accident years                                 (2,792,259)   (2,454,129)
                                                       -----------   -----------
      TOTAL PAID LOSSES AND LAE                         (4,077,037)   (3,388,066)
                                                       -----------   -----------
RESERVES FOR LOSSES AND LAE, AS OF DECEMBER 31,        $11,620,078   $ 9,357,799
                                                       ===========   ===========

During 2005 and 2004 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $1,393,640 and $842,117, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005.

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $188,050 and $161,123, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $7,425,539 and $6,086,862, respectively (exclusive of intercompany pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS

A.   NATIONAL UNION INTERCOMPANY POOLING AGREEMENT

     The Company, as well as certain other insurance company subsidiaries of the Parent, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

     In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

     A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                     NAIC CO.   PARTICIPATION
     MEMBER COMPANY                                   CODE        PERCENT
     --------------                                  --------   -------------
     National Union Fire Insurance
     Company of Pittsburgh, PA.                         19445        38.0%
     American Home Assurance Company                    19380        36.0%
     Commerce and Industry Insurance Company            19410        10.0%
     New Hampshire Insurance Company                    23481         5.0%
     The Insurance Company of the State
       of Pennsylvania                                  19429         5.0%
     Birmingham Fire Insurance Company of
       Pennsylvania                                     19402         5.0%
     AIU Insurance Company                              19399         1.0%
     American International Pacific
       Insurance Company                                23795         0.0%
     American International South
       Insurance Company                                40258         0.0%
     Granite State Insurance Company                    23809         0.0%
     Illinois National Insurance Company                23817         0.0%

B.   AMERICAN INTERNATIONAL UNDERWRITERS OVERSEAS ASSOCIATION POOLING
     ARRANGEMENT

     AIG formed American International Underwriters Overseas Association ("AIUOA"), a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

                                                                                   NAIC CO.   PARTICIPATION
     MEMBER COMPANY                                                                  CODE        PERCENT
     --------------                                                                --------   -------------
     American International Underwriters Overseas, Limited                            --        67.0%
     New Hampshire Insurance Company (NHIC)                                        23481        12.0%
     National Union Fire Insurance Company of Pittsburgh, Pa. (National Union)     19445        11.0%
     American Home Assurance Company (AHAC)                                        19380        10.0%

     In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

     At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves and unearned premium reserves, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves and unearned premium reserves are recorded on a gross basis. As of December 31, 2005 and 2004, the Company's interest in AIUOA amounted to $581,410 and $502,165, respectively, gross of $906,874 and $854,307, respectively, in loss reserves and unearned premium reserves, after consideration of the National Union intercompany pooling agreement.

     Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2005, the Company's interest in AIG Europe S.A. amounted to $64,437.

C.   GUARANTEE ARRANGEMENTS

     The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

     The guarantees are not expected to have a material effect upon the Company's surplus as guaranteed companies have admitted assets in excess of policyholder liabilities.

     The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

     A list of the guarantees that were in effect at December 31, 2005 is outlined in the table below:

                                             GUARANTEE   POLICYHOLDER     INVESTED     ESTIMATED   POLICYHOLDER
     GUARANTEED COMPANY                       ISSUED      OBLIGATIONS      ASSETS         LOSS        SURPLUS
     ------------------                     ----------   ------------   ------------   ---------   ------------
     AIG Hawaii Insurance Company, Inc.      11/5/1997   $     98,026   $    152,274      $-      $     59,829
     AIG Czech Republic posjistovna, a.s.     8/1/2003         15,478         18,745       -            18,973*
     AIG Europe S. A.                        9/15/1998      1,060,634      1,049,873       -           703,296*
     AIG Europe (Netherlands)                9/20/2004        365,491        113,405       -           133,054*
     AIG Mexico Seguros interamericana,
        S. A. de C.V.                       12/15/1997         60,655         71,646       -            84,469*
     Landmark Insurance Company,
        Limited                               3/2/1998        361,934        250,272       -            85,855*
     American General Life and Accident
        Insurance Company                     3/3/2003      7,542,595      8,697,899       -           638,133**
     American General Life Insurance
        Company                               3/3/2003     21,161,070     23,505,506       -         1,853,471**
     The United States Life Insurance
        Company of the City of New York       3/3/2003      3,323,214      3,805,773       -           378,664**
     The Variable Annuity Life Insurance
        Company                               3/3/2003     29,496,780     33,692,171       -         3,345,667**
     AIG Edison Life Insurance Company       8/29/2003     18,673,168     19,987,483       -         1,017,274*
     American International Insurance
        Company                              11/5/1997        338,699        574,093       -           303,593
     American International Insurance
        Company of California               12/15/1997        135,236         51,025       -            19,030
     American International Insurance
        Company of New Jersey               12/15/1997        126,230         43,142       -            26,412
     Minnesota Insurance Company            12/15/1997         42,125         50,517       -            17,943
     AIG SunAmerica Life Insurance
        Company +                             1/4/1999      4,934,344      6,678,361       -           947,125
     Lloyds Syndicate                       12/22/2003        904,931        445,345       -           233,920
     First SunAmerica Life Insurance
        Company +                             1/4/1999      3,785,855      4,067,962       -           265,572**
     SunAmerica Insurance Company +           1/4/1999     41,282,892     61,515,532       -         4,404,348**
                                                         ------------   ------------      ---      -----------
        TOTAL GUARANTEES                                 $133,709,357   $164,771,024      $-       $14,536,628
                                                         ============   ============      ===      ===========

     + The guaranteed company is also backed by a support agreement issued by AIG.

     *    Policyholders' surplus is based on local GAAP financial statements.

     ** Policyholders' surplus for life companies is increased by the asset valuation reserve (AVR).

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

D.   INVESTMENTS IN AFFILIATES

     As of December 31, 2005, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                                              EQUITY AT
                                                     OWNERSHIP     COST     DECEMBER 31,    CHANGE IN
     AFFILIATED COMMON STOCK INVESTMENTS              PERCENT      2005         2005       EQUITY 2005
     -----------------------------------             ---------   --------   ------------   -----------
     AIG Hawaii Insurance Company, Inc.               100.00%    $ 10,000    $   59,829     $ (2,590)
     AIG Non Life Holding Company (Japan), Inc.       100.00%     124,477       331,915       63,241
     American International Reality Corporation        31.47%      29,581        25,348       (1,932)
     Eastgreen, Inc.                                   13.42%      12,804        13,935          355
     Pine Street Real Estate Holdings Corporation      31.47%       5,445        21,347            4
     AIG Mexico Industrial, I.L.L.C.                   49.00%       1,017         1,017            -
     American International Life Assurance Company     22.48%      70,387       156,529       20,123
     American International Insurance Company          25.00%      25,000        75,898        4,380
     AIG Claim Service, Inc.                           50.00%      48,963        58,879        2,350
     Transatlantic Holdings, Inc.                      62.00%      34,055     1,134,417       90,652
     21st Century Insurance Group                      16.69%     240,667       176,555       28,153
                                                                 --------    ----------     --------
        TOTAL COMMON STOCKS - AFFILIATES                         $602,396    $2,055,669     $204,736
                                                                 ========    ==========     ========

     The Company has ownership interests in certain affiliated real estate holding companies.

     The remaining equity interest in these investments, except for 21st Century Insurance Group and Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly owned by the Parent.

     From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2005, the Company's total investments in partnerships with affiliated entities where AIG interest was greater than 10.0% amounted to $912,569.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

E.   OTHER RELATED PARTY TRANSACTIONS

     The following table summarizes all transactions (excluding reinsurance and cost allocation transactions) that occurred during 2005 and 2004 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2005 and 2004:

                                               ASSETS RECEIVED BY      ASSETS TRANSFERRED BY
                                                  THE COMPANY               THE COMPANY
                    EXPLANTION               -----------------------   -----------------------
       DATE OF          OF        NAME OF    STATEMENT                 STATEMENT
     TRANSACTION   TRANSACTION   AFFILIATE     VALUE     DESCRIPTION     VALUE     DESCRIPTION
     -----------   -----------   ---------   ---------   -----------   ---------   -----------
     Year Ended December 31, 2005

     3/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash
     6/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash
     9/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash

     Year Ended December 31, 2004

     3/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     6/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     9/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     12/3/2004       Dividend       AIG         $-           n/a        $15,866        Cash

     The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess and Richmond are treated as affiliated.

     The Company did not change its methods of establishing terms regarding any affiliate transaction during the years ended December 31, 2005 and 2004.

     In the ordinary course of business, the Company utilizes certain affiliated companies for data center systems, investment services, salvage and subrogation, and claims management. These companies are AIG Technology, Inc., AIG Global Investment Corp., AI Recovery, Inc., and AIG Domestic Claims, Inc., respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     In connection with these services, the fees paid by the Company to these affiliates during 2005 and 2004 are outlined in the table below:

     FOR THE YEARS ENDED DECEMBER 31,      2005       2004
     --------------------------------    --------   --------
     AIG Technology, Inc.*               $ 26,700   $ 24,421
     AIG Global Investment Corporation      4,565      3,668
     AI Recovery, Inc.                      3,574      3,102
     AIG Domestic Claims, Inc.            107,015    114,335
                                         --------   --------
        TOTAL                            $141,854   $145,526
                                         ========   ========

     *    Formerly AIG Data Center, Inc.

     As of December 31, 2005 and 2004, short-term investments included amounts invested in the AIG Managed Money Market Fund of $73,379 and $41,452, respectively.

     Federal and foreign income taxes recoverable from the Parent as of December 31, 2005 and 2004 amounted to $794,462 and $575,690, respectively.

     During 2005 and 2004, the Company sold $191,606 and $215,564, respectively, of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,436 and $2,834, respectively, related to these transactions.

     As of December 31, 2005 and 2004, the Company had the following balances payable/receivable to/from its affiliates (excluding reinsurance transactions):

     AS OF DECEMBER 31,                                   2005        2004
     ------------------                                ----------   --------
     Balances with pool member companies               $        -   $116,172
     Balances with less than 0.5% of admitted assets       33,968    230,747
                                                       ----------   --------
     PAYABLE TO PARENT, SUBSIDIARIES AND
        AFFILIATES                                     $   33,968   $346,919
                                                       ==========   ========

     AIG                                               $1,326,780   $      -
     Balances with pool member companies                  218,275    102,731
     Balances with less than 0.5% of admitted assets       95,038    327,586
                                                       ----------   --------
     RECEIVABLE FROM PARENT, SUBSIDIARIES AND
        AFFILIATES                                     $1,640,093   $430,317
                                                       ==========   ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 6 -REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2005 and 2004, the Company's net premiums written and net premiums earned were comprised of the following:

                                                          2005                        2004
                                               -------------------------   -------------------------
FOR THE YEARS ENDED DECEMBER 31,                 WRITTEN        EARNED       WRITTEN        EARNED
--------------------------------               -----------   -----------   -----------   -----------
Direct premiums                                $ 6,522,919   $ 6,219,261   $ 6,125,467   $ 5,785,036
Reinsurance premiums assumed:
   Affiliates                                   11,104,687    11,235,985    11,048,099    10,535,993
   Non-affiliates                                   23,903      (176,461)       20,449        21,525
                                               -----------   -----------   -----------   -----------
      GROSS PREMIUMS                            17,651,509    17,278,785    17,194,015    16,342,554
                                               -----------   -----------   -----------   -----------
Reinsurance premiums ceded:
   Affiliates                                    9,252,497     9,022,390     8,878,722     8,379,091
   Non-affiliates                                1,247,759     1,210,575     1,325,462     1,440,719
                                               -----------   -----------   -----------   -----------
      NET PREMIUMS                             $ 7,151,253   $ 7,045,820   $ 6,989,831   $ 6,522,744
                                               ===========   ===========   ===========   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2005 and 2004 with the return of the unearned premium reserve is as follows:

                      ASSUMED REINSURANCE        CEDED REINSURANCE                NET
                    -----------------------   -----------------------   -----------------------
                     UNEARNED                  UNEARNED
                      PREMIUM    COMMISSION     PREMIUM    COMMISSION     PREMIUM    COMMISSION
                     RESERVES      EQUITY      RESERVES      EQUITY      RESERVES      EQUITY
                    ----------   ----------   ----------   ----------   ----------   ----------
DECEMBER 31, 2005
   Affiliated       $5,444,204    $663,323    $3,544,901    $413,904    $1,899,303    $249,419
   Non Affiliated        6,481         790       504,864      58,948      (498,383)    (58,158)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $5,450,685    $664,113    $4,049,765    $472,852    $1,400,920    $191,261
                    ==========    ========    ==========    ========    ==========    ========
DECEMBER 31, 2004
   Affiliated       $5,283,256    $672,080    $3,314,793    $398,922    $1,968,463    $273,158
   Non Affiliated        6,117         778       467,677      56,283      (461,560)    (55,505)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $5,289,373    $672,858    $3,782,470    $455,205    $1,506,903    $217,653
                    ==========    ========    ==========    ========    ==========    ========

As of December 31, 2005 and 2004 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                     UNEARNED    PAID LOSSES   RESERVES FOR
                      PREMIUM        AND        LOSSES AND
                     RESERVES        LAE            LAE
                    ----------   -----------   ------------
DECEMBER 31, 2005
   Affiliates       $3,544,901    $ 91,985      $14,577,562
   Non-Affiliates      504,864     307,331        3,542,634
                    ----------    --------      -----------
   Total            $4,049,765    $399,316      $18,120,196
                    ==========    ========      ===========

DECEMBER 31, 2004
   Affiliates       $3,314,793    $ (4,950)     $12,392,072
   Non-Affiliates      467,677     250,942        2,844,971
                    ----------    --------      -----------
   TOTAL            $3,782,470    $245,992      $15,237,043
                    ==========    ========      ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's unsecured reinsurance recoverables as of December 31, 2005 in excess of 3.0% of its Capital and surplus is set forth in the table below:


                                                        NAIC CO.
REINSURER                                                 CODE        AMOUNT
---------                                               --------   -----------
Affilliates:
   National Union Fire Company of Pittsburgh. Pa.         19445    $13,832,981
   American International Insurance Company               32220        485,807
   American Home Assurance Company                        19380        426,426
   Transatlantic Reinsurance Company                      19453        299,719
   American International Underwriters Overseas, Ltd.         -        261,189
   New Hampshire Indemnity Company                        23833        145,633
   AIU Insurance Company                                  19399        143,588
   AIG Global Trade and Political Risk Insurance Co.      10651        126,120
   American Internatlional Reinsurance Co. Ltd                -         63,082
   New Hampshire Insurance Company                        23841         59,913
   Insurance Company of the State of Pennsylvania         19429         58,964
   United Guaranty Insurance Company                      11715         46,718
   Commerce and Industry Insurance Company                19410         28,644
   Birmingham Fire Insurance Company of Pa.               19402         13,225
   Landmark Insurance Company                             35637          9,178
   Audubon Insurance Company                              19933          5,789
   Starr Excess Liability Insurance Company, Ltd.         10932          4,527
   Hartford Steam Boiler Inspection and Insurance Co.     11452          4,064
   Euroguard Insurance Company Limited                        -          3,607
   Illinois National Insurance Company                    23817          3,474
   National Union Fire Ins Company of Vermont                 -          3,047
   AIU Insurance Company (Japan)                              -          2,823
   American International Life Assurance Co. NY (US)      60607          2,567
   Granite State Insurance Company                        23809          2,413
   Ascot Syndicate Lloyds 1414                                -          2,112
   American General Life Insurance Company                60488          1,981
   Arabian American Insurance Company, Ltd.                   -          1,003
   Other affiliates below $1.0 million                        -         34,646
                                                                   -----------
      TOTAL AFFILIATES                                              16,073,240
                                                                   -----------
   Munich Re Group                                            -        169,035
   Lloyd's                                                    -        366,924
   Swiss Re Group                                             -        226,368
   Berkshire Hathaway Group                                   -        175,328
                                                                   -----------
      TOTAL NON AFFILIATES                                             937,655
                                                                   -----------
TOTAL AFFILIATES AND NON AFFILIATES                                $17,010,895
                                                                   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

During 2005 and 2004, the Company reported in its Statements of Income $43,140 and $61,923, respectively, of statutory underwriting losses, which were comprised of premiums earned of $(1,710) and $(8,315), respectively, less losses incurred of $41,430 and $53,608 respectively, as a result of commutations with the following reinsurers:

COMPANY                          2005      2004
-------                        -------   -------
SCOR Reinsurance Company       $42,442   $21,276
Suncorp Metway                     522         -
Copenhagen Reinsurance             165         -
Gulfstream Insurance Company        12         -
Aviabel S.A.                         -       274
AXA Albingia                         -     5,837
AXA Corporate Solutions              -     3,475
Converium Reins.                     -     7,528
Cottrell Syndicate                   -       (67)
CX Reinsurance                       -     4,274
Farm Bureau Mutual                   -       634
General Re Corporation               -    16,090
National Indemnity Company           -     2,671
Providence Washington                -       (17)
Royal and Sun Alliance, PLC          -       234
TIG Insurance Company                -      (870)
Trenwick America                     -       584
                               -------   -------
TOTAL                          $43,141   $61,923
                               =======   =======

As of December 31, 2005 and 2004, the Company had reinsurance recoverables on paid losses in dispute of $141,589 and $76,202, respectively.

During 2005 the Company had written off related reinsurance recoverable balances of $65,282.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)


NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2005, the Company's reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                 ASSUMED      CEDED
                                                ---------   --------
Reserves Transferred:
   Initial Reserves                            $  216,347   $453,727
   Adjustments - prior year(s)                   (178,026)   (21,800)
   Adjustments - current year                       6,783    (11,763)
                                                ---------   --------
   BALANCE AS OF DECEMBER 31, 2005                 45,104    420,164
                                                ---------   --------
Paid Losses Recovered:
   Prior year(s)                                    3,212    325,959
   Current year                                     8,999     29,161
                                                ---------   --------
   TOTAL RECOVERED AS OF DECEMBER 31, 2005         12,211    355,120
                                                ---------   --------
   CARRIED RESERVES AS OF DECEMBER 31, 2005     $  32,893   $ 65,044
                                                =========   ========
Consideration Paid or Received:
   Initial Reserves                             $ 201,597   $276,437
   Adjustments - prior year(s)                   (180,000)   (18,038)
   Adjustments - current year                           -       (830)
                                                ---------   --------
   TOTAL PAID AS OF DECEMBER 31, 2005           $  21,597   $257,569
                                                =========   ========
Special Surplus from Retroactive Reinsurance:
   Initial surplus gain or loss realized        $       -   $ 47,559
   Adjustments - prior year(s)                          -     34,019
   Adjustments - current year                           -    (13,471)
                                                ---------   --------
   BALANCE AS OF DECEMBER 31, 2005              $       -   $ 68,107
                                                =========   ========
CUMULATIVE FUNDS TRANSFERRED TO UNASSIGNED
   SURPLUS AS OF DECEMBER 31, 2005              $       -   $  6,279
                                                =========   ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's retroactive reinsurance balances (by reinsurer) as of December 31,2005, is set forth in the table below:

AS OF DECEMBER 31, 2005

REINSURER                                                 ASSUMED    CEDED
---------                                                 -------   -------
Commerce and Industry Insurance Company of Canada         $ 6,897   $     -
American International Reins. Co.                               -    57,331
Guideone Mutual Ins Co.                                     9,141         -
American Internaional Specialty Lines Insurance Company    15,877         -
PEG Reinsurance Co.                                             -     1,395
Swiss Re America Corp                                           -     1,078
Upinsco Inc                                                     -     1,083
All other reinsurers below $1.0 million                       978     4,157
                                                          -------   -------
TOTAL                                                     $32,893   $65,044
                                                          =======   =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is actually transferred. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2005 and 2004, the Company's deposit assets and liabilities were comprised of the following:

                    2005                       2004
          ------------------------   ------------------------
            DEPOSIT      DEPOSIT       DEPOSIT      DEPOSIT
            ASSETS     LIABILITIES     ASSETS     LIABILITIES
          ----------   -----------   ----------   -----------
Direct    $        -     $ 56,768    $        -     $ 32,990
Assumed            -      430,142             -      432,485
Ceded      1,336,343            -     1,638,716            -
          ----------     --------    ----------     --------
TOTAL     $1,336,343     $486,910    $1,638,716     $465,475
          ==========     ========    ==========     ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2005 and 2004(1) is set forth in the table below:

                                                           2005                       2004
                                                 ------------------------   ------------------------
                                                   DEPOSIT      DEPOSIT       DEPOSIT      DEPOSIT
                                                   ASSETS     LIABILITIES     ASSETS     LIABILITIES
                                                 ----------   -----------   ----------   -----------
BALANCE AT BEGINNING OF PERIOD                   $1,638,716    $465,475     $2,100,303    $558,125
   Deposit activity, including loss recoveries     (446,464)    (11,942)      (435,087)    (84,181)
   Interest income or expense, net of
      amortization of margin                         90,901      33,377        106,939      (8,469)
   Non-admitted asset portion                        53,190           -       (133,439)          -
                                                 ----------    --------     ----------    --------
BALANCE AT END OF PERIOD                         $1,336,343    $486,910     $1,638,716    $465,475
                                                 ==========    ========     ==========    ========

During 2005 the Company received consideration of $275,106 resulting from the commutations of its reinsurance deposit accounting arrangement with the Richmond Insurance Company, Ltd.

As of December 31, 2005, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $ 1,192,231. During 2005, the Company commuted $258,052 of the deposit assets with Union Excess and Richmond resulting a $3,737 loss.

NOTE 9 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. federal income tax return with the Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Parent. As of December 31, 2005 and 2004, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

----------
(1) The beginning of period for the 2004 year represents the deposit asset and liability balances at the inception date of the underlying agreements.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The components of the Company's net deferred tax assets/liabilities at December 31, 2005 and 2004 are as follows:

AS OF DECEMBER 31,                               2005         2004
------------------                            ----------   ---------
Gross deferred tax assets                     $1,147,722   $ 946,890
Gross deferred tax liabilities                  (149,521)   (128,671)
Non-admitted deferred tax assets in
   accordance with SSAP No.10, income taxes     (689,694)   (495,434)
                                              ----------   ---------
NET DEFERRED TAX ASSETS ADMITTED              $  308,507   $ 322,785
                                              ==========   =========
CHANGE IN DEFERRED TAX ASSETS NON-ADMITTED    $ (194,260)  $ 225,562
                                              ==========   =========

During 2005 and 2004, the Company's current federal income tax expense (benefit) was comprised of the following:

FOR THE YEARS ENDED DECEMBER 31,                2005       2004
--------------------------------             ---------   -------
Income tax (benefit) expense on net
   underwriting and net investment income    $(252,358)  $61,549
Federal income tax adjustment - prior year       9,311    24,762
                                             ---------   -------
CURRENT INCOME TAX (BENEFIT) EXPENSE         $(243,047)  $86,311
                                             =========   =======

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000's OMITTED)

The composition of the Company's net deferred tax assets at December 31, 2005 and 2004, and changes in deferred income taxes for 2005 is set forth in the table below:

AS OF DECEMBER 31,                              2005         2004       CHANGE
------------------                           ----------   ---------   ---------
Deferred Tax Assets
   Loss reserve discount                     $  499,838   $ 402,853   $  96,985
   Non-admitted assets                          206,602     186,532      20,070
   Unearned premium reserve                     303,414     289,576      13,838
   Partnership adjustments                            -       6,494      (6,494)
   Pension adjustments                            7,328       7,327           1
   Other temporary difference                   130,540      54,108      76,432
                                             ----------   ---------   ---------
      GROSS DEFERRED TAX ASSETS               1,147,722     946,890     200,832
   Non-admitted deferred tax assets            (689,694)   (495,434)   (194,260)
                                             ----------   ---------   ---------
      ADMITTED DEFERRED TAX ASSETS              458,028     451,456       6,572
                                             ----------   ---------   ---------
Deferred Tax Liabilities
   Unrealized capital gains                    (115,317)   (128,671)     13,354
   Partnership adjustments                       (4,047)          -      (4,047)
   Other temporary differences                  (30,157)          -     (30,157)
                                             ----------   ---------   ---------
   GROSS DEFERRED TAX LIABILITIES              (149,521)   (128,671)    (20,850)
                                             ----------   ---------   ---------
      NET ADMITTED DEFERRED TAX ASSETS       $  308,507   $ 322,785   $ (14,278)
                                             ==========   =========   =========
   Gross deferred tax assets                 $1,147,722   $ 946,890   $ 200,832
   Gross deferred tax liabilities              (149,521)   (128,671)    (20,850)
                                             ----------   ---------   ---------
   NET DEFERRED TAX ASSETS                   $  998,201   $ 818,219   $ 179,982
                                             ==========   =========   =========
   Income tax effect of unrealized capital
      (gains) / losses                                                  (13,354)
                                                                      ---------
   CHANGE IN DEFERRED INCOME TAXES                                    $ 166,628
                                                                      =========

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000's OMITTED)

The actual tax expense (benefit) on income from operations differs from the tax expense (benefit) calculated at the statutory tax rate. A reconciliation of the Company's income tax expense (benefit) together with the significant book to tax adjustments for 2005 is set forth below:

                                                          TAX
                                             AMOUNT      EFFECT
                                           ---------   ---------
Net loss before federal income
   taxes                                   $(408,280)  $(142,898)
----------------------------------------------------------------
Book to tax adjustments:
----------------------------------------------------------------
   Tax exempt income and dividends
      received deduction, net of
      proration                             (296,930)   (103,926)
   Intercompany dividends                    (11,240)     (3,934)
   Meals and entertainment                     1,802         631
   Change in non-admitted assets             (54,557)    (19,095)
   Federal income tax adjustment - prior
      year                                         -      (9,311)
   Remediation adjustments                         -     (36,343)
   Contingent tax reserves                         -     (21,763)
   Foreign tax credits                             -     (52,544)
                                           ---------   ---------
   TOTAL BOOK TO TAX ADJUSTMENTS            (360,925)   (246,285)
                                           ---------   ---------
FEDERAL TAXABLE LOSS AND TAX BENEFIT       $(769,205)  $(389,183)
                                           =========   =========
----------------------------------------------------------------
Current Federal income tax (benefit)
   expense                                             $(243,047)
Income tax on net realized capital gains                  20,492
Change in deferred income taxes                         (166,628)
                                                       ---------
Total Federal income tax benefit                       $(389,183)
                                                       =========

The amount of federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

Current year           $     -
First preceding year   $75,153
                       -------

The Company did not have any unused loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2005.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A.   GENERAL

     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The Company's share of net expense for the qualified pension plan was $6,500 and $9,800 for the years ended December 31, 2005 and 2004, respectively.

B.   DEFERRED COMPENSATION PLAN

     Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. Details of these plans are published in AIG's 2005 Annual Report on form 10-K. During 2005 the Parent allocated $2,177 of the cost of these stock options and certain other deferred compensation programs to the Company.

     POST-RETIREMENT BENEFIT PLANS

     AIG's US postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2005 and 2004 were $140,100 and $243,000, respectively. These obligations are not funded currently. The Company's share of the expense of other postretirement benefit plans was $200 and $0 for 2005 and 2004, respectively.

     AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

     The Company's weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2005 and 2004 are set forth in the table below:

     AS OF DECEMBER 31,                              2005         2004
     ------------------                           ----------   ----------
        Discount rate                                5.50%        5.75%
        Rate of compensation increase (average)      4.25%        4.25%
        Measurement date                          12/31/2005   12/31/2004
        Medical cost trend rate                       N/A          N/A

C.   POST-EMPLOYMENT BENEFITS AND COMPENSATED ABSENCES

     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include medical and life insurance continuation and COBRA medical subsidies.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A.   CAPITAL AND SURPLUS

     The issued capital and surplus position of the Company at December 31, 2005 and 2004 was as follows:

                                              2005         2004
                                           ----------   ----------
     Common stock, par value               $   25,426   $   25,426
     Common stock in excess of par value    2,779,526      702,746
                                           ----------   ----------
           TOTAL CAPITAL                    2,804,952      728,172
                                           ----------   ----------
     Unassigned surplus                     2,176,592    2,529,590
     Special surplus from retroactive
     reinsurance arrangements                  68,107       81,578
                                           ----------   ----------
           TOTAL SURPLUS                    2,244,699    2,611,168
                                           ----------   ----------
        TOTAL CAPITAL AND SURPLUS          $5,049,651   $3,339,340
                                           ==========   ==========

     The portion of unassigned funds (surplus) at December 31, 2005 and 2004 represented or reduced by each item below is as follows:

                                     2005          2004
                                 -----------   -----------
     Unrealized gains            $ 1,725,717   $ 1,570,673
     Non-admitted asset values   $(1,378,107)  $(1,055,332)
     Provision for reinsurance   $  (210,152)  $  (376,738)

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   RISK-BASED CAPITAL REQUIREMENTS

     The NAIC has adopted a Risk-based Capital ("RBC") formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2005 reporting period.

C.   DIVIDEND RESTRICTIONS

     Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2005, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2005) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. At December 31, 2005, the maximum dividend payments, which may be made without prior approval during 2006, is approximately $504,965.

     Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 12 - CONTINGENCIES

A.   LEGAL PROCEEDINGS

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. On January 28, 2005, the Alabama trial court determined that one of the current actions may proceed as a class action on behalf of the 1999 classes that were allegedly defrauded by the settlement. The AIG Defendants and Caremark are seeking appellate relief from the Alabama Supreme Court. The AIG Defendants cannot now estimate either the likelihood of its prevailing in these actions or the potential damages in the event liability is determined.

     On September 2, 2005, AIG sued Robert Plan Corporation, the agency which services personal auto assigned risk business alleging the misappropriation of funds and other violations of contractual arrangements. On September 27, 2005, Robert Plan Corporation countersued AIG for $370,000 in disgorged profits and $500,000 of punitive damages. Subsequently, American Home Assurance Company (American Home) was named as a counterclaim defendant in this case. American Home believes that the countersuit is without merit and intends to defend it vigorously.

     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries,

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG will make payments totaling approximately $1,640,000, including (i) $375,000 to be paid into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. and (ii) $343,000 to be paid into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments.

     Various federal and state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions. It is possible that additional civil or regulatory proceedings will be filed. Additionally, various actions have been brought against AIG arising out of the liability of certain AIG subsidiaries, including the Company, for taxes, assessments, and surcharges for policies of workers compensation insurance. As of December 31, 2005, the Company recorded a provision of $54,468 to cover any contingent obligations arising from the potential underpayment of these taxes and assessments.

     Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court (Massachusetts and Florida) and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices for insurance coverage in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey. The remainder of these cases have been transferred to the District of New Jersey.

     On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint which names AIG and the following additional AIG subsidiaries as defendants: AIU Insurance Company, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania, Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania. Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA. The AIG defendants, along with other insurer defendants and the broker defendants filed motions to dismiss both the Commercial and Employee Benefits Complaints. Plaintiffs' have filed a Motion for Class Certification in the consolidated action, which defendants will oppose. Both the motion to dismiss and the class certification motions are pending.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     On January 18, 2006, American International Aviation Agency, Inc. (AIAA) and Redholm Underwriting Agents Limited (Redholm) commenced two separate arbitration proceedings against New Hampshire Insurance Company (NHIC) in the United States and United Kingdom, respectively, seeking to prevent NHIC from terminating and/or breaching certain agreements with AIAA, Redholm and their affiliates. On the same date, AIAA filed an action in Georgia state court against NHIC, and sought an injunction barring NHIC from terminating and/or breaching these agreements pending the outcome of the arbitration. AIAA and Redholm were, at the time, managing general agents for certain insurance company subsidiaries of AIG, and are wholly owned by C.V. Starr & Co., Inc. (C.V. Starr), a company that is controlled by certain former senior executives of AIG. AIG and its affiliates thereafter terminated their managing general agency relationship with AIAA. They had previously terminated their agency relationship with Redholm.

     Subsequent to the commencement of these arbitration proceedings, two other managing general agencies owned by C.V. Starr - American International Marine Agency, Inc. (AIMA), and C.V. Starr & Co. (Starr California) - commenced two additional arbitration proceedings against AIG and certain of its affiliates, and Starr Technical Risks Agency, Inc. (Starr Tech), a third C.V. Starr agency (together with AIAA, AIMA and Starr California, the C.V. Starr Agencies), asserted claims in an arbitration that had been commenced by certain AIG subsidiaries. The AIG insurance companies named in claims asserted by the C.V. Starr Agencies are: The Insurance Company of the State of Pennsylvania, Illinois National Insurance Co., American International South Insurance Company, Granite State Insurance Company, AISLIC, National Union, Birmingham Fire Insurance Company of Pennsylvania, American Home, Commerce and Industry Insurance Company, and AIU Insurance Company (the AIG Insurance Company Defendants). The claims asserted by the C.V. Starr Agencies allege that AIG and the AIG Insurance Company Defendants are irreparably harming the C.V. Starr Agencies by, among other things, misappropriating their business relationships and proprietary information, predatorily hiring their employees, and restricting their access to offices, computer systems, documents and other information. They seek damages and injunctive relief: (i) permitting the C.V. Starr Agencies to operate independently from AIG, and to produce business for other companies, and (ii) restraining AIG and its affiliates from competing with the C.V. Starr Agencies for certain business and from using the C.V. Starr Agencies' proprietary information.

     AIG and certain of the AIG Insurance Company Defendants have also instituted arbitration and litigation in New York and litigation in Georgia seeking damages, equitable and injunctive relief: (i) preventing the C.V. Starr Agencies from denying AIG access to its documents and information;
     (ii) enjoining the C.V. Starr Agencies from engaging in certain insurance and reinsurance transactions with non-AIG companies; (iii) requiring the C.V. Starr Agencies to relinquish control of certain premium trust funds; and (iv) seeking damages resulting from any improper or illegal conduct of the C.V. Starr Agencies. AIG and its affiliates have also terminated or provided notice of termination of their managing general agency relationships with Starr Tech and Starr California.

     On March 20, 2006, C.V. Starr filed a lawsuit in the United States District Court for the Southern District of New York against AIG, alleging that the use by certain AIG affiliates of the name "Starr" in commerce infringes trademarks held by C.V. Starr. The Complaint alleges claims for federal trademark infringement, common law unfair competition, service mark infringement and dilution pursuant to New York law. C.V. Starr also alleges that AIG's continued ownership of certain Internet domain names that include the "Starr" name, violates federal law and constitutes conversion of C.V. Starr property. C.V. Starr seeks to enjoin AIG from using the name Starr, to turn over its rights in certain trademark and domain name rights, and also seeks damages as a result of these violations.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     AIG and its affiliates involved in the arbitration and litigation proceedings with the C.V. Starr Agencies cannot now estimate either the likelihood of their prevailing in these actions or any potential damages in the event liability is determined.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except for the provisions the Company recorded related to the contingent liabilities arising out of the potential underpayment of premium taxes and assessments described in the preceding paragraphs, the Company cannot predict the outcome of the matters described above, estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an inter-company pooling arrangement and, accordingly, no reserve is being established in the Company's financial statements at December 31, 2005. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.   ASBESTOS AND ENVIRONMENTAL RESERVES

     The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

     The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

     The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) as of December 31, 2005 and 2004, gross net of reinsurance credits, are as follows:

                                                     ASBESTOS LOSSES      ENVIRONMENTAL LOSSES
                                                  ---------------------   --------------------
                                                     2005        2004        2005       2004
                                                  ----------   --------    --------   --------
     Direct:
     Loss and LAE reserves, beginning of period   $  693,044   $257,696    $256,889   $185,969
        Incurred losses and LAE                      489,955    507,688      63,051    111,636
        Calendar year paid losses and LAE            (95,374)   (72,340)    (31,264)   (40,715)
                                                  ----------   --------    --------   --------
     Loss and LAE reserves, end of period         $1,087,625   $693,044    $288,676   $256,890
                                                  ==========   ========    ========   ========
     Assumed:
     Loss and LAE reserves, beginning of period   $   90,162   $ 32,780    $  6,626   $  8,074
        Incurred losses and LAE                       14,722     62,592         830       (556)
        Calendar year paid losses and LAE             (7,485)    (5,209)       (895)      (892)
                                                  ----------   --------    --------   --------
     Loss and LAE reserves, end of period         $   97,399   $ 90,163    $  6,561   $  6,626
                                                  ==========   ========    ========   ========
     Net of Reinsurance:
     Loss and LAE reserves, beginning of period   $  348,261   $103,262    $142,025   $ 80,833
        Incurred losses and LAE                      209,273    275,687      16,410     82,751
        Calendar year paid losses and LAE            (39,288)   (30,688)    (23,458)   (21,559)
                                                  ----------   --------    --------   --------
     LOSS AND LAE RESERVES, END OF PERIOD         $  518,246   $348,261    $134,977   $142,025
                                                  ==========   ========    ========   ========

     Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2005 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C.   OTHER CONTINGENCIES

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     As of December 31, 2005, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

     In connection therewith, as of December 31, 2005, the Company's loss reserves eliminated by annuities and unrecorded loss contingencies amounted to $724,600 and $705,900, respectively.

     As part of its private equity portfolio investment, as of December 31, 2005, the Company may be called upon for an additional capital investment of up to $293,300. The Company expects only a small portion of this portfolio will be called during 2006.

     As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A.   SEPTEMBER 11, 2001 EVENTS

     As of December 31, 2005 and 2004, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

     AS OF DECEMBER 31,         2005        2004
     ------------------      ---------   ---------
     Gross of reinsurance    $ 448,183   $ 448,183
     Ceded reinsurance        (386,704)   (386,704)
                             ---------   ---------
        NET OF REINSURANCE   $  61,479   $  61,479
                             =========   =========

     All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   PROPERTY CATASTROPHE LOSSES

     During 2005, the Company incurred significant losses related to certain hurricane events. In connection therewith, the Company's estimate of its potential pre-tax loss exposure, including the cost of reinstatement premiums, related to these events is set forth in the table below:

                 LOSS OCCURRENCE                                                 PRE-TAX LOSS
     HURRICANE        PERIOD       CATEGORY             AREA / REGION              EXPOSURE
     ---------   ---------------   --------   --------------------------------   ------------
     Katrina       August 2005         4      Louisiana / Central Gulf Coast       $183,337
     Rita         September 2005       3      Southwestern Louisiana and Texas       47,890
     Wilma         October 2005        3      Southern Florida                       62,495
                                                                                   --------
        TOTAL                                                                      $293,722
                                                                                   ========

C.   OTHER

     The Company underwrites a significant concentration of its direct business with brokers.

     As of December 31, 2005 and 2004, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,700,000 and $3,200,000, respectively. As of December 31, 2005 and 2004, the amount billed and recoverable on paid claims amounted to $332,400 and $367,200, respectively, of which $16,600 and $21,000, respectively, were non-admitted.

     The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2005 and 2004, policyholder dividends amounted to $19 and $532, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     As of December 31, 2005 and 2004, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

     AS OF DECEMBER 31,                               2005        2004
     ------------------                            ---------   ---------
     Guaranty funds receivable or on deposit       $  20,098   $  18,706
     Loss funds on deposit                            71,016      84,258
     Outstanding loss drafts - Suspense Accounts     509,571     277,641
     Accrued recoverables                              6,780       5,963
     Servicing carrier receivable                          -       6,453
     Other                                            17,681      82,735
     Allowance for doubtful accounts                (446,746)   (103,851)
                                                   ---------   ---------
        TOTAL OTHER ADMITTED ASSETS                $ 178,400   $ 371,905
                                                   =========   =========

     Guaranty fund receivables represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years.

     The Company routinely assesses the collectibility of its receivable balances for potential uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2005 and 2004, the Company established an allowance for doubtful accounts of $446,746 and $103,851, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

     During 2005, the Company recorded $145,742 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 14 - SUBSEQUENT EVENTS

A.   CAPITAL MAINTENANCE AGREEMENT

     In February 2006, the Company entered into a Capital Maintenance Agreement ("CMA") with its Parent. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200.0% of the Company's Authorized Control Level RBC, as reported in the Company's 2005 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, the Parent will provide a capital contribution to the Company in an amount equal to the difference between the Company's Total Adjusted Capital and 200.0% of the Company's Authorized Control Level RBC. In lieu of making any capital contribution, with the approval of the domiciliary department, AIG may provide a letter of credit naming the Company as beneficiary.

     Effective upon the date of filing of the Company's 2005 Annual Statement with its domiciliary regulator, this CMA superseded and replaced a similar agreement that was effective October 15, 2005 related to the Company's December 31, 2004 surplus position.

     During 2005, the board of directors of the Parent, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the New York Insurance Department.

     With the approval of the Company's domiciliary regulator, AIG provided the Company with a letter of credit for unauthorized reinsurance recoverables at December 31, 2005, authorizing withdrawls of up to $360,000. Additionally, the calculation of the provision for reinsurance at December 31, 2005 reflects the effects of cash collections from affiliates subsequent to December 31, 2005.

B.   LIFE SETTLEMENTS

     Subsequent to December 31, 2005, the Company agreed in principle, subject to the execution of acceptable agreements and the approval of the New York State Insurance Department, to a series of simultaneous transactions culminating in the sale to affiliates of the collateral interests underlying all life settlement loans on its books for net cash in an amount equal to the cost, including all capitalized and accrued interest, of the loans prior to such transactions. As a result, the loans will be extinguished with no gain or loss to be realized on these transactions. Effective with the closing of these transactions, the Company will cease granting new life settlements loans.

                         AMERICAN HOME ASSURANCE COMPANY

                  Notes to Statutory Basis Financial Statements
                           December 31, 2005 and 2004
                                 (000's Omitted)



NOTE 15 - EVENT (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR'S REPORT

AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the "Act"). The complaint seeks monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC is appealing the class certification ruling and intends to seek an appeal from the jurisdictional ruling.

While AIGDC believes that it has meritorious defenses to plaintiffs' claims, it cannot now estimate either the likelihood of its prevailing in these actions or the potential damages that it would face in the event that liability is ultimately determined. The Company is not presently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter. In the opinion of management, the Company's ultimate liability for the matter referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          INDEX TO FINANCIAL STATEMENTS

                                                                         Page
                                                                       Number(s)
                                                                       ---------
Balance Sheet (Unaudited) - September 30, 2006 and December 31, 2005       1

Statement of Income and Comprehensive Income (Unaudited) - Nine
Months Ended September 30, 2006 and 2005                                2 to 3

Statement of Cash Flows (Unaudited) - Nine Months Ended
September 30, 2006 and 2005                                             4 to 5

Notes to Financial Statements (Unaudited)                               6 to 7

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                  BALANCE SHEET
                                   (Unaudited)

                                                            September 30,   December 31,
                                                                 2006           2005
                                                            -------------   ------------
                                                                   (in thousands)
ASSETS
Investments and cash:
   Cash and short-term investments                           $  241,158      $   53,538
   Bonds, notes and redeemable preferred stocks available
      for sale, at fair value (amortized cost:
      September 30, 2006, $4,038,424; December 31, 2005,
      $3,635,776)                                             4,011,823       3,617,449
   Mortgage loans                                               377,118         359,440
   Policy loans                                                  29,777          30,721
   Common stocks available for sale, at fair value (cost:
      December 31, 2005, $700)                                       --           1,319
   Securities lending collateral, at market value (which
      approximates cost)
                                                              1,191,385         862,400
                                                             ----------      ----------
   Total investments and cash                                 5,851,261       4,924,867

Variable annuity assets held in separate accounts               592,412         540,528
Accrued investment income                                        42,647          35,993
Deferred acquisition costs                                      233,908         210,553
Other deferred expenses                                          56,533          36,584
Income taxes currently receivable from Parent                     9,339           2,557
Receivable from brokers                                           2,256              --
Other assets                                                     14,384           9,285
                                                             ----------      ----------
TOTAL ASSETS                                                 $6,802,740      $5,760,367
                                                             ==========      ==========

LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts                      $4,185,893      $3,654,022
   Reserves for universal life insurance contracts              212,514         217,724
   Securities lending payable                                 1,191,385         862,400
   Payable to brokers                                                --          37,400
   Other liabilities                                             46,658          40,656
                                                             ----------      ----------
   Total reserves, payables and accrued liabilities           5,636,450       4,812,202

Variable annuity liabilities related to separate accounts       592,412         540,528
Deferred income taxes                                            16,477          15,671
                                                             ----------      ----------
Total liabilities                                             6,245,339       5,368,401
                                                             ----------      ----------
Shareholder's equity:
   Common stock                                                   3,000           3,000
   Additional paid-in capital                                   389,625         259,625
   Retained earnings                                            172,187         135,196
   Accumulated other comprehensive loss                          (7,411)         (5,855)
                                                             ----------      ----------
Total shareholder's equity                                      557,401         391,966
                                                             ----------      ----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                   $6,802,740      $5,760,367
                                                             ==========      ==========

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                  STATEMENT OF INCOME AND COMPREHENSIVE INCOME
              For the nine months ended September 30, 2006 and 2005
                                   (Unaudited)

                                                              2006       2005
                                                            --------   --------
                                                               (in thousands)
REVENUES
   Fee income:
      Variable annuity policy fees                          $  8,921   $  7,424
      Universal life insurance policy fees, net of
         reinsurance                                           4,231      3,835
      Surrender charges                                        5,209      3,375
                                                            --------   --------
   Total fee income                                           18,361     14,634
   Premiums on reinsurance contract                           64,926     60,000
   Investment income                                         182,520    145,659
   Net realized investment losses                            (13,150)    (6,990)
                                                            --------   --------
Total revenues                                               252,657    213,303
                                                            --------   --------

BENEFITS AND EXPENSES
   Interest expense:
      Fixed annuity contracts                                 95,018     75,522
      Universal life insurance contracts                       7,623      7,912
                                                            --------   --------
   Total interest expense                                    102,641     83,434

Amortization of bonus interest                                 4,339      2,801
Claims on universal life insurance contracts, net of
   reinsurance recoveries                                      3,248      2,202
Claims on reinsurance contract                                21,008     21,688
Guaranteed benefits                                              433        500
General and administrative expenses                            8,061      6,065
Amortization of deferred acquisition costs                    25,260     24,173
Annual commissions                                               962      1,026
Commissions on reinsurance contract                           29,981     27,640
                                                            --------   --------
Total benefits and expenses                                  195,933    169,529
                                                            --------   --------
PRETAX INCOME                                                 56,724     43,774

Income tax expense                                            19,733     15,059
                                                            --------   --------
NET INCOME                                                  $ 36,991   $ 28,715
                                                            ========   ========

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
            STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
              For the nine months ended September 30, 2006 and 2005
                                   (Unaudited)

                                                              2006      2005
                                                            -------   --------
                                                              (in thousands)
OTHER COMPREHENSIVE LOSS, NET OF TAX:
Net unrealized losses on debt and equity securities
   available for sale identified in the current period,
   less related amortization of deferred acquisition
   costs and other deferred expenses                        $(3,677)  $(37,421)
Less reclassification adjustment for net realized losses
   included in  net income                                    1,284      8,094
Income tax benefit                                              837     10,265
                                                            -------   --------
OTHER COMPREHENSIVE LOSS                                     (1,556)   (19,062)
                                                            -------   --------
COMPREHENSIVE INCOME                                        $35,435   $  9,653
                                                            =======   ========

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
              For the nine months ended September 30, 2006 and 2005
                                   (Unaudited)

                                                                2006         2005
                                                            -----------   -----------
                                                                 (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                  $    36,991   $    28,715
Adjustments to reconcile net income to net cash
   provided by operating activities:
   Interest credited to:
      Fixed annuity contracts                                    95,018        75,522
      Universal life insurance contracts                          7,623         7,912
   Net realized investment losses                                13,150         6,990
   Amortization of net premiums on investments                    3,101         3,302
   Amortization of deferred acquisition costs and other
      deferred expenses                                          29,599        26,974
   Acquisition costs deferred                                   (43,060)      (47,701)
   Provision for deferred income taxes                            1,643         6,573
   Change in:
      Accrued investment income                                  (6,654)       (4,929)
      Income taxes currently receivable from Parent              (6,782)       (3,947)
      Other assets                                               (3,847)        5,185
      Other liabilities                                           5,021        (1,941)
   Other, net                                                     4,425        (3,980)
                                                            -----------   -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                       136,228        98,675
                                                            -----------   -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Bonds, notes and redeemable preferred stocks              (1,179,169)   (1,727,627)
   Mortgage loans                                               (33,569)     (130,207)
Sales of:
   Bonds, notes and redeemable preferred stocks                 532,196     1,039,637
   Common stocks                                                    697            --
   Other investments, excluding short-term investments               --           379
Redemptions and maturities of:
   Bonds, notes and redeemable preferred stocks                 187,935       206,536
   Mortgage loans                                                15,960        54,645
   Other investments, excluding short-term investments              109         1,274
Change in securities lending collateral                        (328,985)     (193,913)
                                                            -----------   -----------
NET CASH USED IN INVESTING ACTIVITIES                       $  (804,826)  $  (749,276)
                                                            -----------   -----------

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       STATEMENT OF CASH FLOWS (Continued)
              For the nine months ended September 30, 2006 and 2005
                                   (Unaudited)

                                                               2006       2005
                                                            ---------   ---------
                                                               (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity contracts                                  $ 734,978   $ 724,608
   Universal life insurance contracts                           5,676       7,176
Net exchanges from the fixed accounts of variable annuity
   contracts                                                  (23,584)    (12,838)
Withdrawal payments on:
   Fixed annuity contracts                                   (238,352)   (148,258)
   Universal life insurance contracts                          (5,783)     (6,480)
Claims and annuity payments, net of reinsurance, on:
   Fixed annuity contracts                                    (58,236)    (40,882)
   Universal life insurance contracts                         (17,466)    (11,222)
Change in securities lending liability                        328,985     193,913
Capital contribution                                          130,000          --
                                                            ---------   ---------
NET CASH PROVIDED BY FINANCING ACTIVITIES                     856,218     706,017
                                                            ---------   ---------
NET INCREASE IN CASH AND SHORT-TERM INVESTMENTS               187,620      55,416

CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD         53,538      24,858
                                                            ---------   ---------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD            $ 241,158   $  80,274
                                                            =========   =========

SUPPLEMENTAL CASH FLOW INFORMATION:
   Net income taxes paid to Parent                          $  24,872   $  12,433
                                                            =========   =========


                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

1.   BASIS OF PRESENTATION

     First SunAmerica Life Insurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG").

     These unaudited condensed financial statements do not include certain financial information required by U.S. generally accepted accounting principles ("GAAP") for complete financial statements and should be read in conjunction with the audited financial statements and the related notes for the year ended December 31, 2005. In the opinion of management, all normal recurring adjustments have been made for a fair statement of the results presented herein. Certain amounts have been reclassified in the 2005 financial statements to conform to their 2006 presentation.

2.   RECENTLY ISSUED ACCOUNTING STANDARDS

     In September 2005, the American Institute of Certified Public Accountants issued SOP 05-1,"Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). This statement provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is evaluating the provisions of SOP 05-1. Based on current practices, management believes the adoption of SOP 05-1 will not have a material impact on the financial position, results of operations or cash flows of the Company.

     In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. Management is currently assessing the effect of implementing this guidance.

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently assessing the effect of implementing this guidance.

3.   COMMITMENTS AND CONTINGENT LIABILITIES

     Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                   (Unaudited)

3.   COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

     In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and concluded negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. These settlements did not, however, resolve litigations by regulators from other states into insurance brokerage practices related to contingent commissions and other broker-related conduct, such as alleged bid rigging. Nor did the settlements resolve any obligations that AIG may have to state guarantee funds in connection with any of these matters.

     As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

4.   RELATED-PARTY MATTERS

     The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's contract holders' have the right to enforce the guarantee directly against American Home. American Home's statutory financial Statements are contained in the Company's product filings with the SEC. Additionally, American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public. The Company expects that the American Home guarantee will be terminated in 2007. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered by the guarantee, including obligations arising from purchase payments received after termination, until satisfied in full.

5.   SUBSEQUENT EVENT

     The Company allowed the contract to reinsure credit life and health insurance policies expire on October 31, 2006. The pretax income from the contract was $14,451,000 and $10,970,000 for the nine months ended September 30, 2006 and 2005, respectively.

                          FS VARIABLE SEPARATE ACCOUNT

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                               SEPTEMBER 30, 2006

                                   (UNAUDITED)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)

                                    CONTENTS

Statement of Assets and Liabilities, September 30, 2006....................    1
Schedule of Portfolio Investments, September 30, 2006......................   12
Statement of Operations, for the nine months ended September 30, 2006......   13
Statement of Changes in Net Assets, for the nine months ended September 30,
   2006....................................................................   25
Notes to Financial Statements  ............................................   37

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)


                                                   Asset       Global                     Growth        Asset
                                                Allocation     Growth       Growth        Income      Allocation
                                                   Fund         Fund         Fund         Fund        Portfolio
                                                (Class 2)    (Class 2)    (Class 2)     (Class 2)     (Class 1)
                                                ----------   ----------   ----------   -----------   -----------
Assets:
   Investments in shares of Trusts,
       at net asset value                         $28,783    $8,865,148   $9,485,361   $12,257,225   $10,681,313
   Dividend receivable                                  0             0            0             0             0
                                                  -------    ----------   ----------   -----------   -----------
Total assets:                                     $28,783    $8,865,148   $9,485,361   $12,257,225   $10,681,313
Liabilities:                                            0             0            0             0             0
                                                  -------    ----------   ----------   -----------   -----------
Net assets:                                       $28,783    $8,865,148   $9,485,361   $12,257,225   $10,681,313
                                                  =======    ==========   ==========   ===========   ===========
   Accumulation units                             $28,783    $8,865,148   $9,485,361   $12,257,225   $10,639,021
   Contracts in payout (annuitization) period           0             0            0             0        42,292
                                                  -------    ----------   ----------   -----------   -----------
      Total net assets:                           $28,783    $8,865,148   $9,485,361   $12,257,225   $10,681,313
                                                  =======    ==========   ==========   ===========   ===========
Accumulation units outstanding:                     1,832       439,986      501,570       708,282       441,538
                                                  =======    ==========   ==========   ===========   ===========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   1,832         1,975        1,373         2,800            --
   Unit value of accumulation units               $ 15.71    $    20.73   $    19.45   $     17.79   $        --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                      --       322,982      400,690       601,352       441,538
   Unit value of accumulation units               $    --    $    20.19   $    18.94   $     17.33   $     24.19
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                      --            --           --            --            --
   Unit value of accumulation units               $    --    $       --   $       --   $        --   $        --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                      --            --           --            --            --
   Unit value of accumulation units               $    --    $       --   $       --   $        --   $        --
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                      --            --           --            --            --
   Unit value of accumulation units               $    --    $       --   $       --   $        --   $        --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                      --       115,029       99,507       104,130            --
   Unit value of accumulation units               $    --    $    20.03   $    18.79   $     17.18   $        --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                      --            --           --            --            --
   Unit value of accumulation units               $    --    $       --   $       --   $        --   $        --

                                                                Government
                                                   Capital          and                       Natural
                                                Appreciation   Quality Bond      Growth      Resources
                                                 Portfolio      Portfolio      Portfolio     Portfolio
                                                  (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                                ------------   ------------   -----------   ----------
Assets:
   Investments in shares of Trusts,
       at net asset value                        $23,972,387    $17,779,036   $12,927,175   $8,322,879
   Dividend receivable                                     0              0             0            0
                                                 -----------    -----------   -----------   ----------
Total assets:                                    $23,972,387    $17,779,036   $12,927,175   $8,322,879
Liabilities:                                               0              0             0            0
                                                 -----------    -----------   -----------   ----------
Net assets:                                      $23,972,387    $17,779,036   $12,927,175   $8,322,879
                                                 ===========    ===========   ===========   ==========
   Accumulation units                            $23,869,898    $17,596,317   $12,854,927   $8,322,879
   Contracts in payout (annuitization) period        102,489        182,719        72,248            0
                                                 -----------    -----------   -----------   ----------
      Total net assets:                          $23,972,387    $17,779,036   $12,927,175   $8,322,879
                                                 ===========    ===========   ===========   ==========
Accumulation units outstanding:                      584,019      1,025,095       401,156      194,230
                                                 ===========    ===========   ===========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                         --             --            --           --
   Unit value of accumulation units              $        --    $        --   $        --   $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                    584,019      1,025,095       401,156      194,230
   Unit value of accumulation units              $     41.05    $     17.34   $     32.22   $    42.85
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                         --             --            --           --
   Unit value of accumulation units              $        --    $        --   $        --   $       --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                         --             --            --           --
   Unit value of accumulation units              $        --    $        --   $        --   $       --
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                         --             --            --           --
   Unit value of accumulation units              $        --    $        --   $        --   $       --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                         --             --            --           --
   Unit value of accumulation units              $        --    $        --   $        --   $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                         --             --            --           --
   Unit value of accumulation units              $        --    $        --   $        --   $       --


(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

(3)  Offered in FSA WM Diversified Strategies III

(4)  Offered in FSA Polaris Choice

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                             Government
                                                   Asset        Capital          and                      Natural      Growth
                                                Allocation   Appreciation   Quality Bond     Growth      Resources   and Income
                                                 Portfolio     Portfolio      Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 3)     (Class 3)      (Class 3)     (Class 3)    (Class 3)   (Class VC)
                                                ----------   ------------   ------------   ----------   ----------   ----------
Assets:
   Investments in shares of Trusts,
       at net asset value                       $2,037,059    $11,936,821    $14,998,994   $8,038,246   $3,283,546   $3,930,877
   Dividend receivable                                   0              0              0            0            0            0
                                                ----------    -----------    -----------   ----------   ----------   ----------
Total assets:                                   $2,037,059    $11,936,821    $14,998,994   $8,038,246   $3,283,546   $3,930,877
Liabilities:                                             0              0              0            0            0            0
                                                ----------    -----------    -----------   ----------   ----------   ----------
Net assets:                                     $2,037,059    $11,936,821    $14,998,994   $8,038,246   $3,283,546   $3,930,877
                                                ==========    ===========    ===========   ==========   ==========   ==========
   Accumulation units                           $2,037,059    $11,936,821    $14,998,994   $8,038,246   $3,283,546   $3,930,877
   Contracts in payout (annuitization) period            0              0              0            0            0            0
                                                ----------    -----------    -----------   ----------   ----------   ----------
      Total net assets:                         $2,037,059    $11,936,821    $14,998,994   $8,038,246   $3,283,546   $3,930,877
                                                ==========    ===========    ===========   ==========   ==========   ==========
Accumulation units outstanding:                     85,346        295,204        876,140      252,179       77,702      299,875
                                                ==========    ===========    ===========   ==========   ==========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                       --          2,452            713           --           --          100
   Unit value of accumulation units             $       --    $     13.26    $     13.61   $       --   $       --   $    13.52
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                   79,269        243,735        708,704      214,806       50,505      264,013
   Unit value of accumulation units             $    23.88    $     40.69    $     17.15   $    31.91   $    42.40   $    13.13
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                       --             --             --           --           --           --
   Unit value of accumulation units             $       --    $        --    $        --   $       --   $       --   $       --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                       --          6,907             --           --           --           --
   Unit value of accumulation units             $       --    $     41.48    $        --   $       --   $       --   $       --
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                       --          2,215             --           --           --           --
   Unit value of accumulation units             $       --    $     40.61    $        --   $       --   $       --   $       --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                    6,077         39,895        166,723       37,373       27,197       35,762
   Unit value of accumulation units             $    23.71    $     40.38    $     17.01   $    31.66   $    41.99   $    12.97
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                       --             --             --           --           --           --
   Unit value of accumulation units             $       --    $        --    $        --   $       --   $       --   $       --


                                                Aggressive     Alliance     Blue Chip
                                                  Growth        Growth       Growth
                                                 Portfolio    Portfolio     Portfolio
                                                 (Class 1)    (Class 1)     (Class 1)
                                                ----------   -----------   ----------
Assets:
   Investments in shares of Trusts,
       at net asset value                       $7,584,923   $29,355,015   $1,654,877
   Dividend receivable                                   0             0            0
                                                ----------   -----------   ----------
Total assets:                                   $7,584,923   $29,355,015   $1,654,877
Liabilities:                                             0             0            0
                                                ----------   -----------   ----------
Net assets:                                     $7,584,923   $29,355,015   $1,654,877
                                                ==========   ===========   ==========
   Accumulation units                           $7,557,555   $29,235,646   $1,654,877
   Contracts in payout (annuitization) period       27,368       119,369            0
                                                ----------   -----------   ----------
      Total net assets:                         $7,584,923   $29,355,015   $1,654,877
                                                ==========   ===========   ==========
Accumulation units outstanding:                    470,196       917,765      270,947
                                                ==========   ===========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                       --            --           --
   Unit value of accumulation units             $       --   $        --   $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  470,196       917,765      270,947
   Unit value of accumulation units             $    16.13   $     31.98   $     6.11
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                       --            --           --
   Unit value of accumulation units             $       --   $        --   $       --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                       --            --           --
   Unit value of accumulation units             $       --   $        --   $       --
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                       --            --           --
   Unit value of accumulation units             $       --   $        --   $       --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                       --            --           --
   Unit value of accumulation units             $       --   $        --   $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                       --            --           --
   Unit value of accumulation units             $       --   $        --   $       --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

(3)  Offered in FSA WM Diversified Strategies III

(4)  Offered in FSA Polaris Choice

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                              Davis                                  Federated
                                                    Cash       Corporate     Venture      "Dogs" of     Emerging     American
                                                 Management      Bond         Value      Wall Street     Markets      Leaders
                                                 Portfolio     Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
                                                 (Class 1)     (Class 1)    (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                                -----------   ----------   -----------   -----------   ----------   ----------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $10,637,823   $8,507,404   $48,076,579    $2,801,385   $8,623,785   $7,596,191
   Dividend receivable                                    0            0             0             0            0            0
                                                -----------   ----------   -----------    ----------   ----------   ----------
Total assets:                                   $10,637,823   $8,507,404   $48,076,579    $2,801,385   $8,623,785   $7,596,191
Liabilities:                                              0            0             0             0            0            0
                                                -----------   ----------   -----------    ----------   ----------   ----------
Net assets:                                     $10,637,823   $8,507,404   $48,076,579    $2,801,385   $8,623,785   $7,596,191
                                                ===========   ==========   ===========    ==========   ==========   ==========
   Accumulation units                           $10,589,819   $8,400,438   $47,788,225    $2,799,989   $8,619,846   $7,560,069
   Contracts in payout (annuitization) period        48,004      106,966       288,354         1,396        3,939       36,122
                                                -----------   ----------   -----------    ----------   ----------   ----------
        Total net assets:                       $10,637,823   $8,507,404   $48,076,579    $2,801,385   $8,623,785   $7,596,191
                                                ===========   ==========   ===========    ==========   ==========   ==========
Accumulation units outstanding:                     800,973      480,208     1,323,491       228,169      524,315      392,016
                                                ===========   ==========   ===========    ==========   ==========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                        --           --            --            --           --           --
   Unit value of accumulation units             $        --   $       --   $        --    $       --   $       --   $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                   800,973      480,208     1,323,491       228,169      524,315      392,016
   Unit value of accumulation units             $     13.28   $    17.72   $     36.33    $    12.28   $    16.45   $    19.37
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                        --           --            --            --           --           --
   Unit value of accumulation units             $        --   $       --   $        --    $       --   $       --   $       --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                        --           --            --            --           --           --
   Unit value of accumulation units             $        --   $       --   $        --    $       --   $       --   $       --
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                        --           --            --            --           --           --
   Unit value of accumulation units             $        --   $       --   $        --    $       --   $       --   $       --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                        --           --            --            --           --           --
   Unit value of accumulation units             $        --   $       --   $        --    $       --   $       --   $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                        --           --            --            --           --           --
   Unit value of accumulation units             $        --   $       --   $        --    $       --   $       --   $       --

                                                                           Goldman
                                                  Global       Global       Sachs
                                                   Bond       Equities     Research
                                                 Portfolio    Portfolio   Portfolio
                                                 (Class 1)    (Class 1)   (Class 1)
                                                ----------   ----------   ---------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $3,567,077   $6,194,626    $895,213
   Dividend receivable                                   0            0           0
                                                ----------   ----------    --------
Total assets:                                   $3,567,077   $6,194,626    $895,213
Liabilities:                                             0            0           0
                                                ----------   ----------    --------
Net assets:                                     $3,567,077   $6,194,626    $895,213
                                                ==========   ==========    ========
   Accumulation units                           $3,528,529   $6,179,257    $895,213
   Contracts in payout (annuitization) period       38,548       15,369           0
                                                ----------   ----------    --------
        Total net assets:                       $3,567,077   $6,194,626    $895,213
                                                ==========   ==========    ========
Accumulation units outstanding:                    200,618      283,179     115,600
                                                ==========   ==========    ========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                       --           --          --
   Unit value of accumulation units             $       --   $       --    $     --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  200,618      283,179     115,600
   Unit value of accumulation units             $    17.78   $    21.87    $   7.74
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                       --           --          --
   Unit value of accumulation units             $       --   $       --    $     --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                       --           --          --
   Unit value of accumulation units             $       --   $       --    $     --
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                       --           --          --
   Unit value of accumulation units             $       --   $       --    $     --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                       --           --          --
   Unit value of accumulation units             $       --   $       --    $     --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                       --           --          --
   Unit value of accumulation units             $       --   $       --    $     --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

(3)  Offered in FSA WM Diversified Strategies III

(4)  Offered in FSA Polaris Choice

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMEMT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)


                                                                                            International   International
                                                  Growth-         Growth       High-Yield    Diversified        Growth
                                                   Income     Opportunities      Bond          Equities        & Income
                                                 Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                                                 (Class 1)      (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                                -----------   -------------   -----------   -------------   -------------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $23,900,617      $732,601     $11,235,965     $7,527,983     $11,035,032
   Dividend receivable                                    0             0               0              0               0
                                                -----------      --------     -----------     ----------     -----------
Total assets:                                   $23,900,617      $732,601     $11,235,965     $7,527,983     $11,035,032
Liabilities:                                              0             0               0              0               0
                                                -----------      --------     -----------     ----------     -----------
Net assets:                                     $23,900,617      $732,601     $11,235,965     $7,527,983     $11,035,032
                                                ===========      ========     ===========     ==========     ===========
   Accumulation units                           $23,844,067      $732,601     $11,213,665     $7,507,946     $11,003,058
   Contracts in payout (annuitization) period        56,550             0          22,300         20,037          31,974
                                                -----------      --------     -----------     ----------     -----------
      Total net assets:                         $23,900,617      $732,601     $11,235,965     $7,527,983     $11,035,032
                                                ===========      ========     ===========     ==========     ===========
Accumulation units outstanding:                     793,024       136,414         551,454        566,511         642,170
                                                ===========      ========     ===========     ==========     ===========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                        --            --              --             --              --
   Unit value of accumulation units             $        --      $     --     $        --     $       --     $        --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                   793,024       136,414         551,454        566,511         642,170
   Unit value of accumulation units             $     30.14      $   5.37     $     20.38     $    13.29     $     17.18
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                        --            --              --             --              --
   Unit value of accumulation units             $        --      $     --     $        --     $       --     $        --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                        --            --              --             --              --
   Unit value of accumulation units             $        --      $     --     $        --     $       --     $        --
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                        --            --              --             --              --
   Unit value of accumulation units             $        --      $     --     $        --     $       --     $        --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                        --            --              --             --              --
   Unit value of accumulation units             $        --      $     --     $        --     $       --     $        --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                        --            --              --             --              --
   Unit value of accumulation units             $        --      $     --     $        --     $       --     $        --

                                                     MFS
                                                Massachusetts       MFS                       Putnam
                                                  Investors       Mid-Cap         MFS         Growth:
                                                    Trust         Growth     Total Return     Voyager
                                                  Portfolio      Portfolio     Portfolio     Portfolio
                                                  (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                                -------------   ----------   ------------   ----------
Assets:
   Investments in shares of Trusts,
      at net asset value                          $9,189,606    $5,045,694    $19,121,097   $7,268,000
   Dividend receivable                                     0             0              0            0
                                                  ----------    ----------    -----------   ----------
Total assets:                                     $9,189,606    $5,045,694    $19,121,097   $7,268,000
Liabilities:                                               0             0              0            0
                                                  ----------    ----------    -----------   ----------
Net assets:                                       $9,189,606    $5,045,694    $19,121,097   $7,268,000
                                                  ==========    ==========    ===========   ==========
   Accumulation units                             $9,138,514    $5,045,694    $19,037,545   $7,264,752
   Contracts in payout (annuitization) period         51,092             0         83,552        3,248
                                                  ----------    ----------    -----------   ----------
      Total net assets:                           $9,189,606    $5,045,694    $19,121,097   $7,268,000
                                                  ==========    ==========    ===========   ==========
Accumulation units outstanding:                      409,413       496,462        711,776      408,950
                                                  ==========    ==========    ===========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                         --            --             --           --
   Unit value of accumulation units               $       --    $       --    $        --   $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                    409,413       496,462        711,776      408,950
   Unit value of accumulation units               $    22.45    $    10.16    $     26.86   $    17.78
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                         --            --             --           --
   Unit value of accumulation units               $       --    $       --    $        --   $       --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                         --            --             --           --
   Unit value of accumulation units               $       --    $       --    $        --   $       --
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                         --            --             --           --
   Unit value of accumulation units               $       --    $       --    $        --   $       --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                         --            --             --           --
   Unit value of accumulation units               $       --    $       --    $        --   $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                         --            --             --           --
   Unit value of accumulation units               $       --    $       --    $        --   $       --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

(3)  Offered in FSA WM Diversified Strategies III

(4)  Offered in FSA Polaris Choice

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMEMT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                   Real      SunAmerica                  Telecom     Worldwide
                                                  Estate      Balanced    Technology     Utility    High Income
                                                 Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                                ----------   ----------   ----------   ----------   -----------
Assets:
   Investments in shares of Trusts,
       at net asset value                       $6,615,439   $8,626,817    $684,473    $2,188,832    $3,124,898
   Dividend receivable                                   0            0           0             0             0
                                                ----------   ----------    --------    ----------    ----------
Total assets:                                   $6,615,439   $8,626,817    $684,473    $2,188,832    $3,124,898
Liabilities:                                             0            0           0             0             0
                                                ----------   ----------    --------    ----------    ----------
Net assets:                                     $6,615,439   $8,626,817    $684,473    $2,188,832    $3,124,898
                                                ==========   ==========    ========    ==========    ==========
   Accumulation units                           $6,483,461   $8,600,588    $684,473    $2,176,046    $3,052,371
   Contracts in payout (annuitization) period      131,978       26,229           0        12,786        72,527
                                                ----------   ----------    --------    ----------    ----------
      Total net assets:                         $6,615,439   $8,626,817    $684,473    $2,188,832    $3,124,898
                                                ==========   ==========    ========    ==========    ==========
Accumulation units outstanding:                    229,323      549,627     293,745       158,254       151,922
                                                ==========   ==========    ========    ==========    ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                       --           --          --            --            --
   Unit value of accumulation units             $       --   $       --    $     --    $       --    $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  229,323      549,627     293,745       158,254       151,922
   Unit value of accumulation units             $    28.85   $    15.70    $   2.33    $    13.83    $    20.57
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                       --           --          --            --            --
   Unit value of accumulation units             $       --   $       --    $     --    $       --    $       --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                       --           --          --            --            --
   Unit value of accumulation units             $       --   $       --    $     --    $       --    $       --
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                       --           --          --            --            --
   Unit value of accumulation units             $       --   $       --    $     --    $       --    $       --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                       --           --          --            --            --
   Unit value of accumulation units             $       --   $       --    $     --    $       --    $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                       --           --          --            --            --
   Unit value of accumulation units             $       --   $       --    $     --    $       --    $       --

                                                Aggressive    Alliance    Blue Chip      Cash
                                                  Growth       Growth       Growth    Management
                                                 Portfolio   Portfolio    Portfolio    Portfolio
                                                 (Class 3)   (Class 3)    (Class 3)    (Class 3)
                                                ----------   ----------   ---------   ----------
Assets:
   Investments in shares of Trusts,
       at net asset value                       $1,096,745   $7,746,291   $792,994   $5,389,119
   Dividend receivable                                   0            0          0            0
                                                ----------   ----------   --------   ----------
Total assets:                                   $1,096,745   $7,746,291   $792,994   $5,389,119
Liabilities:                                             0            0          0            0
                                                ----------   ----------   --------   ----------
Net assets:                                     $1,096,745   $7,746,291   $792,994   $5,389,119
                                                ==========   ==========   ========   ==========
   Accumulation units                           $1,096,745   $7,746,291   $792,994   $5,389,119
   Contracts in payout (annuitization) period            0            0          0            0
                                                ----------   ----------   --------   ----------
      Total net assets:                         $1,096,745   $7,746,291   $792,994   $5,389,119
                                                ==========   ==========   ========   ==========
Accumulation units outstanding:                     69,220      246,962    131,291      410,845
                                                ==========   ==========   ========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                       --          940         --           --
   Unit value of accumulation units             $       --   $     7.89   $     --   $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                   41,516      202,477    114,490      326,220
   Unit value of accumulation units             $    15.91   $    31.50   $   6.05   $    13.14
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                       --           --         --           --
   Unit value of accumulation units             $       --   $       --   $     --   $       --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                       --        3,876         --           --
   Unit value of accumulation units             $       --   $    31.56   $     --   $       --
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                       --        1,683         --           --
   Unit value of accumulation units             $       --   $    31.11   $     --   $       --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                   27,704       37,986     16,801       84,625
   Unit value of accumulation units             $    15.74   $    31.24   $   5.99   $    13.03
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                       --           --         --           --
   Unit value of accumulation units             $       --   $       --   $     --   $       --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

(3)  Offered in FSA WM Diversified Strategies III

(4)  Offered in FSA Polaris Choice

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                                                         Federated
                                                 Corporate       Davis        "Dogs" of     Emerging      American
                                                   Bond      Venture Value   Wall Street     Markets      Leaders
                                                 Portfolio     Portfolio      Portfolio     Portfolio    Portfolio
                                                 (Class 3)     (Class 3)      (Class 3)     (Class 3)    (Class 3)
                                                ----------   -------------   -----------   ----------   ----------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $6,699,562    $18,064,698      $737,949    $3,317,633   $2,079,479
   Dividend receivable                                   0              0             0             0            0
                                                ----------    -----------      --------    ----------   ----------
Total assets:                                   $6,699,562    $18,064,698      $737,949    $3,317,633   $2,079,479
Liabilities:                                             0              0             0             0            0
                                                ----------    -----------      --------    ----------   ----------
Net assets:                                     $6,699,562    $18,064,698      $737,949    $3,317,633   $2,079,479
                                                ==========    ===========      ========    ==========   ==========
   Accumulation units                           $6,699,562    $18,064,698      $737,949    $3,317,633   $2,079,479
   Contracts in payout (annuitization) period            0              0             0             0            0
                                                ----------    -----------      --------    ----------   ----------
      Total net assets:                         $6,699,562    $18,064,698      $737,949    $3,317,633   $2,079,479
                                                ==========    ===========      ========    ==========   ==========
Accumulation units outstanding:                    384,371        504,741        60,869       205,186      108,743
                                                ==========    ===========      ========    ==========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    1,273          1,006            --           384           --
   Unit value of accumulation units             $    14.53    $     14.51      $     --    $    20.48   $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  309,283        399,691        48,790        97,274       92,356
   Unit value of accumulation units             $    17.46    $     35.89      $  12.14    $    16.24   $    19.15
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                       --             --            --            --           --
   Unit value of accumulation units             $       --    $        --      $     --    $       --   $       --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                       --             --            --            --           --
   Unit value of accumulation units             $       --    $        --      $     --    $       --   $       --
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                       --             --            --            --           --
   Unit value of accumulation units             $       --    $        --      $     --    $       --   $       --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                   73,815        104,044        12,079       107,528       16,387
   Unit value of accumulation units             $    17.37    $     35.61      $  12.04    $    16.09   $    18.98
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                       --             --            --            --           --
   Unit value of accumulation units             $       --    $        --      $     --    $       --   $       --

                                                                                         Goldman
                                                  Foreign       Global      Global        Sachs
                                                   Value         Bond      Equities     Research
                                                 Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                -----------   ---------   ----------   ----------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $14,515,409    $877,859   $1,046,099    $345,557
   Dividend receivable                                    0           0            0           0
                                                -----------   ---------   ----------   ----------
Total assets:                                   $14,515,409    $877,859   $1,046,099    $345,557
Liabilities:                                              0           0            0           0
                                                -----------   ---------   ----------   ----------
Net assets:                                     $14,515,409    $877,859   $1,046,099    $345,557
                                                ===========   =========   ==========   ==========
   Accumulation units                           $14,515,409    $877,859   $1,046,099    $345,557
   Contracts in payout (annuitization) period             0           0            0           0
                                                -----------   ---------   ----------   ----------
      Total net assets:                         $14,515,409    $877,859   $1,046,099    $345,557
                                                ===========   =========   ==========   ==========
Accumulation units outstanding:                     808,545      50,098       48,477      45,297
                                                ===========   =========   ==========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                       341         298           --          --
   Unit value of accumulation units             $     10.10    $  13.21   $       --    $     --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                   609,167      41,040       34,155      39,440
   Unit value of accumulation units             $     17.99    $  17.58   $    21.58    $   7.64
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                        --          --           --          --
   Unit value of accumulation units             $        --    $     --   $       --    $     --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                        --          --        4,709          --
   Unit value of accumulation units             $        --    $     --   $    21.79    $     --
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                        --          --        3,505          --
   Unit value of accumulation units             $        --    $     --   $    21.55    $     --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                   199,037       8,760        6,108       5,857
   Unit value of accumulation units             $     17.84    $  17.39   $    21.42    $   7.57
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                        --          --           --          --
   Unit value of accumulation units             $        --    $     --   $       --    $     --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

(3)  Offered in FSA WM Diversified Strategies III

(4)  Offered in FSA Polaris Choice

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                                         International   International
                                                 Growth-        Growth      High-Yield    Diversified        Growth
                                                  Income    Opportunities      Bond         Equities        & Income
                                                Portfolio     Portfolio      Portfolio     Portfolio       Portfolio
                                                (Class 3)     (Class 3)      (Class 3)     (Class 3)       (Class 3)
                                                ---------   -------------   ----------   -------------   -------------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $634,098       $741,912     $1,471,395     $9,381,095      $2,624,042
   Dividend receivable                                 0              0              0              0               0
                                                --------       --------     ----------     ----------      ----------
Total assets:                                   $634,098       $741,912     $1,471,395     $9,381,095      $2,624,042
Liabilities:                                           0              0              0              0               0
                                                --------       --------     ----------     ----------      ----------
Net assets:                                     $634,098       $741,912     $1,471,395     $9,381,095      $2,624,042
                                                ========       ========     ==========     ==========      ==========
   Accumulation units                           $634,098       $741,912     $1,471,395     $9,381,095      $2,624,042
   Contracts in payout (annuitization) period          0              0              0              0               0
                                                --------       --------     ----------     ----------      ----------
      Total net assets:                         $634,098       $741,912     $1,471,395     $9,381,095      $2,624,042
                                                ========       ========     ==========     ==========      ==========
Accumulation units outstanding:                   21,313        139,874         73,596        713,836         155,108
                                                ========       ========     ==========     ==========      ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                     --             --          1,901             --             821
   Unit value of accumulation units             $     --       $     --     $    14.51     $       --      $    13.76
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                 19,990        123,664         65,970        597,955         131,512
   Unit value of accumulation units             $  29.77       $   5.31     $    20.15     $    13.16      $    16.95
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                     --             --             --             --              --
   Unit value of accumulation units             $     --       $     --     $       --     $       --      $       --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                     --             --             --             --              --
   Unit value of accumulation units             $     --       $     --     $       --     $       --      $       --
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                     --             --             --             --              --
   Unit value of accumulation units             $     --       $     --     $       --     $       --      $       --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                  1,323         16,210          5,725        115,881          22,775
   Unit value of accumulation units             $  29.50       $   5.26     $    19.96     $    13.05      $    16.85
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                     --             --             --             --              --
   Unit value of accumulation units             $     --       $     --     $       --     $       --      $       --

                                                                  MFS
                                                             Massachusetts       MFS
                                                  Marsico      Investors       Mid-Cap     MFS Total
                                                  Growth         Trust          Growth       Return
                                                 Portfolio     Portfolio      Portfolio    Portfolio
                                                 (Class 3)     (Class 3)      (Class 3)    (Class 3)
                                                ----------   -------------   ----------   ----------
Assets:
   Investments in shares of Trusts,
      at net asset value                        $1,100,704     $2,635,073    $3,641,724   $6,266,747
   Dividend receivable                                   0              0             0            0
                                                ----------     ----------    ----------   ----------
Total assets:                                   $1,100,704     $2,635,073    $3,641,724   $6,266,747
Liabilities:                                             0              0             0            0
                                                ----------     ----------    ----------   ----------
Net assets:                                     $1,100,704     $2,635,073    $3,641,724   $6,266,747
                                                ==========     ==========    ==========   ==========
   Accumulation units                           $1,100,704     $2,635,073    $3,641,724   $6,266,747
   Contracts in payout (annuitization) period            0              0             0            0
                                                ----------     ----------    ----------   ----------
      Total net assets:                         $1,100,704     $2,635,073    $3,641,724   $6,266,747
                                                ==========     ==========    ==========   ==========
Accumulation units outstanding:                     99,101        118,750       363,579      236,779
                                                ==========     ==========    ==========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                       76             --           540        1,128
   Unit value of accumulation units             $     9.55     $       --    $     8.27   $    15.25
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                   99,025         97,628       244,970      188,324
   Unit value of accumulation units             $    11.11     $    22.22    $    10.04   $    26.57
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                       --             --            --           --
   Unit value of accumulation units             $       --     $       --    $       --   $       --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                       --             --         3,138           --
   Unit value of accumulation units             $       --     $       --    $    10.07   $       --
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                       --             --         3,894           --
   Unit value of accumulation units             $       --     $       --    $    10.01   $       --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                       --         21,122       111,037       47,327
   Unit value of accumulation units             $       --     $    22.04    $     9.96   $    26.33
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                       --             --            --           --
   Unit value of accumulation units             $       --     $       --    $       --   $       --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

(3)  Offered in FSA WM Diversified Strategies III

(4)  Offered in FSA Polaris Choice

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                 Putnam
                                                 Growth:        Real     Small & Mid   Small Company   SunAmerica
                                                 Voyager       Estate     Cap Value        Value        Balanced
                                                Portfolio    Portfolio    Portfolio      Portfolio      Portfolio
                                                (Class 3)    (Class 3)    (Class 3)      (Class 3)      (Class 3)
                                                ---------   ----------   -----------   -------------   ----------
Assets:
   Investments in shares of Trusts,
      at net asset value                         $209,271   $3,299,332    $7,023,465      $297,848      $492,436
   Dividend receivable                                  0            0             0             0             0
                                                 --------   ----------    ----------      --------      --------
Total assets:                                    $209,271   $3,299,332    $7,023,465      $297,848      $492,436
Liabilities:                                            0            0             0             0             0
                                                 --------   ----------    ----------      --------      --------
Net assets:                                      $209,271   $3,299,332    $7,023,465      $297,848      $492,436
                                                 ========   ==========    ==========      ========      ========
   Accumulation units                            $209,271   $3,299,332    $7,023,465      $297,848      $492,436
   Contracts in payout (annuitization) period           0            0             0             0             0
                                                 --------   ----------    ----------      --------      --------
      Total net assets:                          $209,271   $3,299,332    $7,023,465      $297,848      $492,436
                                                 ========   ==========    ==========      ========      ========
Accumulation units outstanding:                    11,971      115,955       411,794        31,828        31,816
                                                 ========   ==========    ==========      ========      ========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                      --           --           613            --            --
   Unit value of accumulation units              $     --   $       --    $     9.68      $     --      $     --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                   7,464       81,633       276,815        26,385        26,152
   Unit value of accumulation units              $  17.55   $    28.53    $    17.11      $   9.36      $  15.50
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                      --           --            --            --            --
   Unit value of accumulation units              $     --   $       --    $       --      $     --      $     --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                      --           --            --            --            --
   Unit value of accumulation units              $     --   $       --    $       --      $     --      $     --
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                      --           --            --            --            --
   Unit value of accumulation units              $     --   $       --   $        --      $     --      $     --
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                   4,507       34,322      134,366          5,443         5,664
   Unit value of accumulation units              $  17.37   $    28.28   $    16.97       $   9.35      $  15.36
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                      --           --           --             --            --
   Unit value of accumulation units              $     --   $       --   $       --       $     --      $     --


                                                              Telecom     Worldwide
                                                Technology    Utility    High Income    Comstock
                                                 Portfolio   Portfolio    Portfolio    Portfolio
                                                 (Class 3)   (Class 3)    (Class 3)    (Class II)
                                                ----------   ---------   -----------   ----------
Assets:
   Investments in shares of Trusts,
      at net asset value                         $611,413     $134,447     $512,373    $4,042,729
   Dividend receivable                                  0            0            0             0
                                                 --------     --------     --------    ----------
Total assets:                                    $611,413     $134,447     $512,373    $4,042,729
Liabilities:                                            0            0            0             0
                                                 --------     --------     --------    ----------
Net assets:                                      $611,413     $134,447     $512,373    $4,042,729
                                                 ========     ========     ========    ==========
   Accumulation units                            $611,413     $134,447     $512,373    $4,042,729
   Contracts in payout (annuitization) period           0            0            0             0
                                                 --------     --------     --------    ----------
      Total net assets:                          $611,413     $134,447     $512,373    $4,042,729
                                                 ========     ========     ========    ==========
Accumulation units outstanding:                   266,257        9,824       25,447       299,996
                                                 ========     ========     ========    ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                      --           --          936         2,967
   Unit value of accumulation units              $     --     $     --     $  14.16    $    13.83
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                 191,723        9,824       24,511       246,366
   Unit value of accumulation units              $   2.30     $  13.69     $  20.36    $    13.49
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                      --           --           --            --
   Unit value of accumulation units              $     --     $     --     $     --    $       --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                  11,455           --           --         4,647
   Unit value of accumulation units              $   2.30     $     --     $     --    $    13.44
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                      57           --           --         4,021
   Unit value of accumulation units              $   2.21     $     --     $     --    $    13.30
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                  63,022           --           --        41,995
   Unit value of accumulation units              $   2.28     $     --     $     --    $    13.41
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                      --           --           --            --
   Unit value of accumulation units              $     --     $     --     $     --    $       --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

(3)  Offered in FSA WM Diversified Strategies III

(4)  Offered in FSA Polaris Choice

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                 Strategic    Growth and                 Conservative   Conservative
                                                  Growth        Income       Balanced      Balanced        Growth
                                                 Portfolio    Portfolio     Portfolio      Portfolio     Portfolio
                                                (Class II)    (Class II)    (Class 2)      (Class 2)      (Class 2)
                                                ----------   -----------   -----------   ------------   ------------
Assets:
   Investments in shares of Trusts,
      at net asset value                         $452,635    $10,754,117   $12,076,296    $1,276,054     $2,546,395
   Dividend receivable                                  0              0             0             0              0
                                                 --------    -----------   -----------    ----------     ----------
Total assets:                                    $452,635    $10,754,117   $12,076,296    $1,276,054     $2,546,395
Liabilities:                                            0              0             0             0              0
                                                 --------    -----------   -----------    ----------     ----------
Net assets:                                      $452,635    $10,754,117   $12,076,296    $1,276,054     $2,546,395
                                                 ========    ===========   ===========    ==========     ==========
   Accumulation units                            $452,635    $10,754,117   $12,076,296    $1,276,054     $2,546,395
   Contracts in payout (annuitization) period           0              0             0             0              0
                                                 --------    -----------   -----------    ----------     ----------
        Total net assets:                        $452,635    $10,754,117   $12,076,296    $1,276,054     $2,546,395
                                                 ========    ===========   ===========    ==========     ==========
Accumulation units outstanding:                    48,454        744,271     1,268,409       184,859        254,307
                                                 ========    ===========   ===========    ==========     ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                     962          2,091            --            --             --
   Unit value of accumulation units              $   9.50    $     15.05   $        --    $       --     $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  33,417        617,136            --            --             --
   Unit value of accumulation units              $   9.36    $     14.47   $        --    $       --     $       --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                      --             --            --            --             --
   Unit value of accumulation units              $     --    $        --   $        --    $       --     $       --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                      --             --       905,766        97,617        156,921
   Unit value of accumulation units              $     --    $        --   $      9.54    $     6.92     $    10.04
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                      --             --       362,643        87,242         97,386
   Unit value of accumulation units              $     --    $        --   $      9.48    $     6.88     $     9.98
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                  14,075        125,044            --            --             --
   Unit value of accumulation units              $   9.29    $     14.35   $        --    $       --     $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                      --             --            --            --             --
   Unit value of accumulation units              $     --    $        --   $        --    $       --     $       --

                                                                 Flexible                 Growth
                                                Equity Income     Income       Growth    & Income
                                                     Fund        Portfolio      Fund        Fund
                                                  (Class 2)      (Class 2)   (Class 2)   (Class 2)
                                                -------------   ----------   ---------   ---------
Assets:
   Investments in shares of Trusts,
      at net asset value                          $2,072,223    $2,524,577    $88,102     $136,144
   Dividend receivable                                     0             0          0            0
                                                  ----------    ----------    -------     --------
Total assets:                                     $2,072,223    $2,524,577    $88,102     $136,144
Liabilities:                                               0             0          0            0
                                                  ----------    ----------    -------     --------
Net assets:                                       $2,072,223    $2,524,577    $88,102     $136,144
                                                  ==========    ==========    =======     ========
   Accumulation units                             $2,072,223    $2,524,577    $88,102     $136,144
   Contracts in payout (annuitization) period              0             0          0            0
                                                  ----------    ----------    -------     --------
        Total net assets:                         $2,072,223    $2,524,577    $88,102     $136,144
                                                  ==========    ==========    =======     ========
Accumulation units outstanding:                      214,689       318,359     12,919       20,722
                                                  ==========    ==========    =======     ========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                         --            --         --           --
   Unit value of accumulation units               $       --    $       --    $    --     $     --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                         --            --         --           --
   Unit value of accumulation units               $       --    $       --    $    --     $     --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                         --            --         --           --
   Unit value of accumulation units               $       --    $       --    $    --     $     --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                    143,737       279,253      8,745       19,389
   Unit value of accumulation units               $     9.68    $     7.94    $  6.83     $   6.57
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                     70,952        39,106      4,174        1,333
   Unit value of accumulation units               $     9.60    $     7.88    $  6.79     $   6.54
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                         --            --         --           --
   Unit value of accumulation units               $       --    $       --    $    --     $     --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                         --            --         --           --
   Unit value of accumulation units               $       --    $       --    $    --     $     --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

(3)  Offered in FSA WM Diversified Strategies III

(4)  Offered in FSA Polaris Choice

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                            International       Mid        Money                 Short Term
                                                  Income        Growth       Cap Stock     Market       REIT       Income
                                                   Fund          Fund          Fund         Fund        Fund        Fund
                                                (Class 2)     (Class 2)      (Class 2)   (Class 2)   (Class 2)    (Class 2)
                                                ---------   -------------   ----------   ---------   ---------   ----------
Assets:
   Investments in shares of Trusts,
      at net asset value                         $585,514      $468,347     $1,448,167    $51,782     $379,450     $81,772
   Dividend receivable                                  0             0              0          6            0           0
                                                 --------      --------     ----------    -------     --------     -------
Total assets:                                    $585,514      $468,347     $1,448,167    $51,788     $379,450     $81,772
Liabilities:                                            0             0              0          0            0           0
                                                 --------      --------     ----------    -------     --------     -------
Net assets:                                      $585,514      $468,347     $1,448,167    $51,788     $379,450     $81,772
                                                 ========      ========     ==========    =======     ========     =======
   Accumulation units                            $585,514      $468,347     $1,448,167    $51,788     $379,450     $81,772
   Contracts in payout (annuitization) period           0             0              0          0            0           0
                                                 --------      --------     ----------    -------     --------     -------
      Total net assets:                          $585,514      $468,347     $1,448,167    $51,788     $379,450     $81,772
                                                 ========      ========     ==========    =======     ========     =======
Accumulation units outstanding:                    82,911        67,078        148,839      8,974       19,635      12,507
                                                 ========      ========     ==========    =======     ========     =======
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                      --            --             --         --           --          --
   Unit value of accumulation units              $     --      $     --     $       --    $    --     $     --     $    --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                      --            --             --         --           --          --
   Unit value of accumulation units              $     --      $     --     $       --    $    --     $     --     $    --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                      --            --             --         --           --          --
   Unit value of accumulation units              $     --      $     --     $       --    $    --     $     --     $    --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                  41,971        40,691         82,226      4,470       16,578      12,492
   Unit value of accumulation units              $   7.08      $   7.01     $     9.75    $  5.79     $  19.37     $  6.54
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                  40,940        26,387         66,613      4,504        3,057          15
   Unit value of accumulation units              $   7.04      $   6.94     $     9.71    $  5.75     $  19.08     $  6.50
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                      --            --             --         --           --          --
   Unit value of accumulation units              $     --      $     --     $       --    $    --     $     --     $    --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                      --            --             --         --           --          --
   Unit value of accumulation units              $     --      $     --     $       --    $    --     $     --     $    --

                                                   Small      Strategic         U.S.
                                                Cap Growth     Growth        Government
                                                   Fund       Portfolio   Securities Fund
                                                 (Class 2)    (Class 2)      (Class 2)
                                                ----------   ----------   ---------------
Assets:
   Investments in shares of Trusts,
      at net asset value                          $94,977     $449,108         $6,953
   Dividend receivable                                  0            0              0
                                                  -------     --------         ------
Total assets:                                     $94,977     $449,108         $6,953
Liabilities:                                            0            0              0
                                                  -------     --------         ------
Net assets:                                       $94,977     $449,108         $6,953
                                                  =======     ========         ======
   Accumulation units                             $94,977     $449,108         $6,953
   Contracts in payout (annuitization) period           0            0              0
                                                  -------     --------         ------
      Total net assets:                           $94,977     $449,108         $6,953
                                                  =======     ========         ======
Accumulation units outstanding:                    15,377       40,967          1,067
                                                  =======     ========         ======
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                      --           --             --
   Unit value of accumulation units               $    --     $     --         $   --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                      --           --             --
   Unit value of accumulation units               $    --     $     --         $   --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                      --           --             --
   Unit value of accumulation units               $    --     $     --         $   --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                  15,139       29,868            847
   Unit value of accumulation units               $  6.18     $  10.98         $ 6.51
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                     238       11,099            220
   Unit value of accumulation units               $  6.13     $  10.91         $ 6.47
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                      --           --             --
   Unit value of accumulation units               $    --     $     --         $   --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                      --           --             --
   Unit value of accumulation units               $    --     $     --         $   --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

(3)  Offered in FSA WM Diversified Strategies III

(4)  Offered in FSA Polaris Choice

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                                  Columbia
                                                                 Columbia          Marsico
                                                West Coast      High Yield         Focused
                                                  Equity          Fund,         Equities Fund,
                                                   Fund      Variable Series   Variable Series
                                                (Class 2)       (Class A)         (Class B)
                                                ----------   ---------------   ---------------
Assets:
   Investments in shares of Trusts,
      at net asset value                         $828,821        $164,488          $307,299
                                                 --------        --------          --------
   Dividend receivable                                  0               0                 0
Total assets:                                    $828,821        $164,488          $307,299
                                                 --------        --------          --------
Liabilities:                                            0               0                 0
Net assets:                                      $828,821        $164,488          $307,299
                                                 --------        --------          --------
   Accumulation units                            $828,821        $164,488          $307,299
                                                 --------        --------          --------
   Contracts in payout (annuitization) period           0               0                 0
      Total net assets:                          $828,821        $164,488          $307,299
                                                 --------        --------          --------
Accumulation units outstanding:                    71,811          10,891            28,006
                                                 --------        --------          --------
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                      --              --                --
   Unit value of accumulation units              $     --        $     --          $     --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                      --           4,862            10,370
                                                                 --------          --------
   Unit value of accumulation units              $     --        $  15.17          $  11.02
                                                                 --------          --------
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                      --              --                --
   Unit value of accumulation units              $     --        $     --          $     --
Contracts With Total Expenses of 1.55% (3):
   Accumulation units outstanding                  34,245              --                --
                                                 --------
   Unit value of accumulation units              $  11.58        $     --          $     --
                                                 --------
Contracts With Total Expenses of 1.70% (3):
   Accumulation units outstanding                  37,566              --                --
                                                 --------
   Unit value of accumulation units              $  11.50        $     --          $     --
                                                 --------
Contracts With Total Expenses of 1.72% (4):
   Accumulation units outstanding                      --           6,029            17,636
                                                                 --------          --------
   Unit value of accumulation units              $     --        $  15.05          $  10.94
                                                                 --------          --------
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                      --              --                --
   Unit value of accumulation units              $     --        $     --          $     --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

(3)  Offered in FSA WM Diversified Strategies III

(4)  Offered in FSA Polaris Choice

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (Unaudited)

                                                            Net Asset Value    Net Asset
Variable Accounts                                 Shares       Per Share         Value          Cost
-----------------                               ---------   ---------------   -----------   -----------
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                            1,637        $17.58       $    28,783   $    28,293
   Global Growth Fund                             411,376         21.55         8,865,148     7,452,156
   Growth Fund                                    157,381         60.27         9,485,361     8,259,998
   Growth-Income Fund                             303,547         40.38        12,257,225    10,830,661

ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)           694,870        $15.37       $10,681,313   $ 9,927,005
   Capital Appreciation Portfolio (Class 1)       625,458         38.33        23,972,387    20,927,035
   Government and Quality Bond Portfolio
      (Class 1)                                 1,220,955         14.56        17,779,036    18,400,126
   Growth Portfolio (Class 1)                     480,204         26.92        12,927,175    13,243,181
   Natural Resources Portfolio (Class 1)          179,444         46.38         8,322,879     5,085,085
   Asset Allocation Portfolio (Class 3)           132,859         15.33         2,037,059     1,944,736
   Capital Appreciation Portfolio (Class 3)       313,867         38.03        11,936,821    10,458,517
   Government and Quality Bond Portfolio
      (Class 3)                                 1,031,535         14.54        14,998,994    15,449,576
   Growth Portfolio (Class 3)                     299,185         26.87         8,038,246     7,942,795
   Natural Resources Portfolio (Class 3)           71,081         46.19         3,283,546     3,041,576

LORD ABBETT SERIES FUND, INC.(Class VC):
   Growth and Income Portfolio                    134,804        $29.16       $ 3,930,877   $ 3,476,942

SUNAMERICA SERIES TRUST:
   Aggressive Growth Porfolio (Class 1)           661,956        $11.46       $ 7,584,923   $ 8,537,411
   Alliance Growth Portfolio (Class 1)          1,382,720         21.23        29,355,015    35,689,790
   Blue Chip Growth Portfolio (Class 1)           248,405          6.66         1,654,877     1,436,668
   Cash Management Portfolio (Class 1)            945,822         11.25        10,637,823    10,325,377
   Corporate Bond Portfolio (Class 1)             703,211         12.10         8,507,404     8,033,861
   Davis Venture Value Portfolio (Class 1)      1,572,892         30.57        48,076,579    33,907,765
   "Dogs" of Wall Street Portfolio (Class 1)      243,170         11.52         2,801,385     2,298,578
   Emerging Markets Portfolio (Class 1)           490,792         17.57         8,623,785     4,785,304
   Federated American Leaders Portfolio
      (Class 1)                                   418,391         18.16         7,596,191     6,059,917
   Global Bond Portfolio (Class 1)                298,783         11.94         3,567,077     3,345,022
   Global Equities Portfolio (Class 1)            414,367         14.95         6,194,626     5,973,247
   Goldman Sachs Research Portfolio (Class 1)     106,157          8.43           895,213       714,083
   Growth-Income Portfolio (Class 1)              921,566         25.93        23,900,617    22,029,591
   Growth Opportunities Portfolio (Class 1)       124,923          5.86           732,601       675,077
   High-Yield Bond Portfolio (Class 1)          1,434,734          7.83        11,235,965    10,027,466
   International Diversified Equities
      Portfolio (Class 1)                         763,526          9.86         7,527,983     6,726,817
   International Growth & Income Portfolio
      (Class 1)                                   708,347         15.58        11,035,032     7,536,103
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                         689,011         13.34         9,189,606     8,269,699
   MFS Mid-Cap Growth Portfolio (Class 1)         565,493          8.92         5,045,694     6,175,901
   MFS Total Return Portfolio (Class 1)         1,055,432         18.12        19,121,097    16,270,133
   Putnam Growth: Voyager Portfolio (Class 1)     478,626         15.19         7,268,000     9,772,174
   Real Estate Portfolio (Class 1)                267,685         24.71         6,615,439     3,743,775
   SunAmerica Balanced Portfolio (Class 1)        587,173         14.69         8,626,817     9,009,547
   Technology Portfolio (Class 1)                 267,368          2.56           684,473       664,749
   Telecom Utility Portfolio (Class 1)            213,960         10.23         2,188,832     2,346,173
   Worldwide High Income Portfolio (Class 1)      392,791          7.96         3,124,898     3,007,293
   Aggressive Growth Portfolio (Class 3)           96,679         11.34         1,096,745     1,011,902
   Alliance Growth Portfolio (Class 3)            366,441         21.14         7,746,291     6,984,770
   Blue Chip Growth Portfolio (Class 3)           119,535          6.63           792,994       738,350
   Cash Management Portfolio (Class 3)            481,377         11.20         5,389,119     5,205,294
   Corporate Bond Portfolio (Class 3)             556,341         12.04         6,699,562     6,564,202
   Davis Venture Value Portfolio (Class 3)        593,791         30.42        18,064,698    15,543,861
   "Dogs" of Wall Street Portfolio (Class 3)       64,321         11.47           737,949       641,540
   Emerging Markets Portfolio (Class 3)           189,928         17.47         3,317,633     2,754,539
   Federated American Leaders Portfolio
      (Class 3)                                   115,071         18.07         2,079,479     1,791,078
   Foreign Value Portfolio (Class 3)              788,686         18.40        14,515,409    11,565,683
   Global Bond Portfolio (Class 3)                 74,162         11.84           877,859       865,080
   Global Equities Portfolio (Class 3)             70,491         14.84         1,046,099       882,042
   Goldman Sachs Research Portfolio (Class 3)      41,377          8.35           345,557       301,678
   Growth-Income Portfolio (Class 3)               24,555         25.82           634,098       553,500
   Growth Opportunities Portfolio (Class 3)       128,069          5.79           741,912       719,966
   High-Yield Bond Portfolio (Class 3)            188,770          7.79         1,471,395     1,367,623
   International Diversified Equities
      Portfolio (Class 3)                         959,234          9.78         9,381,095     7,588,882
   International Growth & Income Portfolio
      (Class 3)                                   168,560         15.57         2,624,042     2,145,525
   Marsico Growth Portfolio (Class 3)              91,014         12.09         1,100,704       987,974
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                         198,251         13.29         2,635,073     2,234,003
   MFS Mid-Cap Growth Portfolio (Class 3)         413,092          8.82         3,641,724     3,529,680
   MFS Total Return Portfolio (Class 3)           347,348         18.04         6,266,747     5,905,586
   Putnam Growth: Voyager Portfolio (Class 3)      13,857         15.10           209,271       194,978
   Real Estate Portfolio (Class 3)                134,316         24.56         3,299,332     2,688,374
   Small & Mid Cap Value Portfolio (Class 3)      402,234         17.46         7,023,465     6,315,403
   Small Company Value Portfolio (Class 3)         17,362         17.16           297,848       296,136
   SunAmerica Balanced Portfolio (Class 3)         33,657         14.63           492,436       458,748
   Technology Portfolio (Class 3)                 241,345          2.53           611,413       611,105
   Telecom Utility Portfolio (Class 3)             13,196         10.19           134,447       117,104
   Worldwide High Income Portfolio (Class 3)       64,855          7.90           512,373       489,833

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Comstock Portfolio                             291,473        $13.87       $ 4,042,729   $ 3,742,465
   Strategic Growth Portfolio                      16,783         26.97           452,635       436,923
   Growth and Income Portfolio                    521,285         20.63        10,754,117     9,733,331

WM VARIABLE TRUST (Class 2):
   Balanced Portfolio                             705,803        $17.11       $12,076,296   $10,794,959
   Conservative Balanced Portfolio                104,852         12.17         1,276,054     1,210,657
   Conservative Growth Portfolio                  138,091         18.44         2,546,395     2,209,712
   Equity Income Fund                             114,932         18.03         2,072,223     1,932,525
   Flexible Income Portfolio                      181,103         13.94         2,524,577     2,475,123
   Growth Fund                                      6,357         13.86            88,102        82,023
   Growth & Income Fund                             7,087         19.21           136,144       127,831
   Income Fund                                     56,626         10.34           585,514       587,414
   International Growth Fund                       29,586         15.83           468,347       450,452
   Mid Cap Stock Fund                              89,559         16.17         1,448,167     1,521,583
   Money Market Fund                               51,782          1.00            51,782        51,782
   REIT Fund                                       20,445         18.56           379,450       344,660
   Short Term Income Fund                          32,973          2.48            81,772        84,465
   Small Cap Growth Fund                           10,202          9.31            94,977        97,095
   Strategic Growth Portfolio                      21,823         20.58           449,108       391,201
   U.S. Government Securities Fund                    676         10.28             6,953         7,263
   West Coast Equity Fund                          36,919         22.45           828,821       797,316

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia High Yield Fund, Variable Series
      (Class A)                                    15,008        $10.96       $   164,488   $   161,888
   Columbia Marsico Focused Equities Fund,
      Variable Series (Class B)                    16,611         18.50           307,299       297,802

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)


                                                    Asset         Global                    Growth
                                                  Allocation      Growth       Growth       Income
                                                     Fund          Fund         Fund         Fund
                                                (Class 2) (1)    (Class 2)    (Class 2)    (Class 2)
                                                -------------   ----------   ----------   ----------
Investment income:
   Dividends                                         $  0       $   64,537   $   10,341   $   28,381
                                                     ----       ----------   ----------   ----------
Expenses:
   Charges for distribution, mortality and
   expense risk                                       (33)         (83,626)     (92,298)    (119,158)
                                                     ----       ----------   ----------   ----------
Net investment income (loss)                          (33)         (19,089)     (81,957)     (90,777)
                                                     ----       ----------   ----------   ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                           30          226,788      279,895      389,548
   Cost of shares sold                                (30)        (200,987)    (250,550)    (361,488)
                                                     ----       ----------   ----------   ----------
Net realized gains (losses) from securities
   transactions                                         0           25,801       29,345       28,060
Realized gain distributions                             0                0       51,036      253,836
                                                     ----       ----------   ----------   ----------
Net realized gains (losses)                             0           25,801       80,381      281,896
                                                     ----       ----------   ----------   ----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                  0          741,712    1,106,440      836,771
   End of period                                      490        1,412,992    1,225,363    1,426,564
                                                     ----       ----------   ----------   ----------
Change in net unrealized appreciation
   (depreciation) of investments                      490          671,280      118,923      589,793
                                                     ----       ----------   ----------   ----------
Increase (decrease) in net assets from
   operations                                        $457       $  677,992   $  117,347   $  780,912
                                                     ====       ==========   ==========   ==========

                                                                              Government
                                                   Asset         Capital          and
                                                 Allocation   Appreciation   Quality Bond      Growth
                                                 Portfolio      Portfolio      Portfolio     Portfolio
                                                  (Class 1)    (Class 1)      (Class 1)      (Class 1)
                                                -----------   ------------   ------------   -----------
Investment income:
   Dividends                                    $   352,427   $    35,431    $   654,929    $    80,672
                                                -----------   -----------    -----------    -----------
Expenses:
   Charges for distribution, mortality and
   expense risk                                    (125,854)     (292,043)      (217,101)      (155,403)
                                                -----------   -----------    -----------    -----------
Net investment income (loss)                        226,573      (256,612)       437,828        (74,731)
                                                -----------   -----------    -----------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      1,902,264     4,563,151      4,612,982      2,281,516
   Cost of shares sold                           (1,768,099)   (4,073,830)    (4,724,598)    (2,236,280)
                                                -----------   -----------    -----------    -----------
Net realized gains (losses) from securities
   transactions                                     134,165       489,321       (111,616)        45,236
Realized gain distributions                               0        53,905              0      1,190,633
                                                -----------   -----------    -----------    -----------
Net realized gains (losses)                         134,165       543,226       (111,616)     1,235,869
                                                -----------   -----------    -----------    -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              596,192     2,459,460       (457,201)       213,894
   End of period                                    754,308     3,045,352       (621,090)      (316,006)
                                                -----------   -----------    -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                    158,116       585,892       (163,889)      (529,900)
                                                -----------   -----------    -----------    -----------
Increase (decrease) in net assets from
   operations                                   $   518,854   $   872,506    $   162,323    $   631,238
                                                ===========   ===========    ===========    ===========

(1)  For the period from May 1, 2006 (inception) to September 30, 2006.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                                           Government
                                                  Natural        Asset        Capital          and
                                                 Resources    Allocation   Appreciation   Quality Bond
                                                 Portfolio     Portfolio     Portfolio      Portfolio
                                                 (Class 1)     (Class 3)     (Class 3)      (Class 3)
                                                -----------   ----------   ------------   ------------
Investment income:
   Dividends                                    $    57,635    $ 60,233     $        0     $ 506,712
                                                -----------    --------     ----------     ---------
Expenses:
   Charges for distribution, mortality and
   expense risk                                    (107,571)    (17,991)      (117,380)     (156,447)
                                                -----------    --------     ----------     ---------
Net investment income (loss)                        (49,936)     42,242       (117,380)      350,265
                                                -----------    --------     ----------     ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      2,459,334      23,689        329,864       696,328
   Cost of shares sold                           (1,396,311)    (22,949)      (306,408)     (715,265)
                                                -----------    --------     ----------     ---------
Net realized gains (losses) from securities
   transactions                                   1,063,023         740         23,456       (18,937)
Realized gain distributions                         238,233           0         26,206             0
                                                -----------    --------     ----------     ---------
Net realized gains (losses)                       1,301,256         740         49,662       (18,937)
                                                -----------    --------     ----------     ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            3,732,634      61,273      1,116,307      (271,148)
   End of period                                  3,237,794      92,323      1,478,304      (450,582)
                                                -----------    --------     ----------     ---------
Change in net unrealized appreciation
   (depreciation) of investments                   (494,840)     31,050        361,997      (179,434)
                                                -----------    --------     ----------     ---------
Increase (decrease) in net assets from
   operations                                   $   756,480    $ 74,032     $  294,279     $ 151,894
                                                ===========    ========     ==========     =========


                                                             Natural      Growth     Aggressive
                                                  Growth    Resources   and Income      Growth
                                                Portfolio   Portfolio    Portfolio    Portfolio
                                                (Class 3)   (Class 3)   (Class VC)    (Class 1)
                                                ---------   ---------   ----------   -----------
Investment income:
   Dividends                                    $  31,602   $  15,967     $      0   $         0
                                                ---------   ---------     --------   -----------
Expenses:
   Charges for distribution, mortality and
   expense risk                                   (86,219)    (29,810)     (38,863)      (94,287)
                                                ---------   ---------     --------   -----------
Net investment income (loss)                      (54,617)    (13,843)     (38,863)      (94,287)
                                                ---------   ---------     --------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      246,036     139,106       95,526     1,436,234
   Cost of shares sold                           (235,414)   (120,794)     (91,683)   (1,653,677)
                                                ---------   ---------     --------   -----------
Net realized gains (losses) from securities
   transactions                                    10,622      18,312        3,843      (217,443)
Realized gain distributions                       736,193      91,918            0             0
                                                ---------   ---------     --------   -----------
Net realized gains (losses)                       746,815     110,230        3,843      (217,443)
                                                ---------   ---------     --------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            470,403     284,035      103,436    (1,454,593)
   End of period                                   95,451     241,970      453,935      (952,488)
                                                ---------   ---------     --------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                 (374,952)    (42,065)     350,499       502,105
                                                ---------   ---------     --------   -----------
Increase (decrease) in net assets from
   operations                                   $ 317,246   $  54,322     $315,479   $   190,375
                                                =========   =========     ========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)


                                                  Alliance    Blue Chip       Cash       Corporate
                                                   Growth       Growth     Management      Bond
                                                 Portfolio    Portfolio    Portfolio     Portfolio
                                                 (Class 1)    (Class 1)    (Class 1)     (Class 1)
                                                -----------   ---------   -----------   -----------
Investment income:
   Dividends                                    $         0   $       0   $         0   $         0
                                                -----------   ---------   -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (372,059)    (19,199)     (110,638)      (99,778)
                                                -----------   ---------   -----------   -----------
Net investment income (loss)                       (372,059)    (19,199)     (110,638)      (99,778)
                                                -----------   ---------   -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      5,818,247     215,532     4,860,247     2,838,671
   Cost of shares sold                           (7,092,055)   (195,698)   (4,765,071)   (2,771,403)
                                                -----------   ---------   -----------   -----------
Net realized gains (losses) from securities
   transactions                                  (1,273,808)     19,834        95,176        67,268
Realized gain distributions                               0           0             0             0
                                                -----------   ---------   -----------   -----------
Net realized gains (losses)                      (1,273,808)     19,834        95,176        67,268
                                                -----------   ---------   -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           (6,496,277)    207,476        84,935       197,245
   End of period                                 (6,334,775)    218,209       312,446       473,543
                                                -----------   ---------   -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                    161,502      10,733       227,511       276,298
                                                -----------   ---------   -----------   -----------
Increase (decrease) in net assets from
   operations                                   $(1,484,365)  $  11,368   $   212,049   $   243,788
                                                ===========   =========   ===========   ===========

                                                    Davis                                   Federated
                                                   Venture      "Dogs" of      Emerging      American
                                                    Value      Wall Street     Markets       Leaders
                                                  Portfolio     Portfolio     Portfolio     Portfolio
                                                  (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                ------------   -----------   -----------   -----------
Investment income:
   Dividends                                    $          0   $       0     $         0   $         0
                                                ------------   ---------     -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (572,340)    (31,357)       (100,743)      (91,229)
                                                ------------   ---------     -----------   -----------
Net investment income (loss)                        (572,340)    (31,357)       (100,743)      (91,229)
                                                ------------   ---------     -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       8,204,098     599,650       1,010,029     1,760,326
   Cost of shares sold                            (6,026,958)   (530,199)       (600,844)   (1,492,728)
                                                ------------   ---------     -----------   -----------
Net realized gains (losses) from securities
   transactions                                    2,177,140      69,451         409,185       267,598
Realized gain distributions                                0           0               0             0
                                                ------------   ---------     -----------   -----------
Net realized gains (losses)                        2,177,140      69,451         409,185       267,598
                                                ------------   ---------     -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            13,042,268     214,700       3,338,852     1,209,450
   End of period                                  14,168,814     502,807       3,838,481     1,536,274
                                                ------------   ---------     -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                   1,126,546     288,107         499,629       326,824
                                                ------------   ---------     -----------   -----------
Increase (decrease) in net assets from
   operations                                   $  2,731,346   $ 326,201     $   808,071   $   503,193
                                                ============   =========     ===========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                           Goldman
                                                  Global       Global       Sachs       Growth-
                                                   Bond       Equities     Research      Income
                                                Portfolio    Portfolio    Portfolio    Portfolio
                                                (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                                ---------   -----------   ---------   -----------
Investment income:
   Dividends                                    $       0   $         0   $      0    $         0
                                                ---------   -----------   --------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (42,954)      (71,945)    (8,992)      (294,691)
                                                ---------   -----------   --------    -----------
Net investment income (loss)                      (42,954)      (71,945)    (8,992)      (294,691)
                                                ---------   -----------   --------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      656,391     1,005,190     74,069      4,726,952
   Cost of shares sold                           (623,847)   (1,021,272)   (62,481)    (4,442,175)
                                                ---------   -----------   --------    -----------
Net realized gains (losses) from securities
   transactions                                    32,544       (16,082)    11,588        284,777
Realized gain distributions                             0             0          0              0
                                                ---------   -----------   --------    -----------
Net realized gains (losses)                        32,544       (16,082)    11,588        284,777
                                                ---------   -----------   --------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            174,335      (519,832)   112,787      1,713,911
   End of period                                  222,055       221,379    181,130      1,871,026
                                                ---------   -----------   --------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                   47,720       741,211     68,343        157,115
                                                ---------   -----------   --------    -----------
Increase (decrease) in net assets from
   operations                                   $  37,310   $   653,184   $ 70,939    $   147,201
                                                =========   ===========   ========    ===========

                                                                              International   International
                                                    Growth       High-Yield    Diversified        Growth
                                                Opportunities       Bond         Equities        & Income
                                                  Portfolio      Portfolio      Portfolio       Portfolio
                                                  (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                                -------------   -----------   -------------   -------------
Investment income:
   Dividends                                      $      0      $         0    $         0    $         0
                                                  --------      -----------    -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (8,278)        (129,550)       (92,477)      (124,517)
                                                  --------      -----------    -----------    -----------
Net investment income (loss)                        (8,278)        (129,550)       (92,477)      (124,517)
                                                  --------      -----------    -----------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        98,191        3,719,322      1,787,942      1,689,981
   Cost of shares sold                             (93,274)      (3,464,732)    (1,674,192)    (1,234,225)
                                                  --------      -----------    -----------    -----------
Net realized gains (losses) from securities
   transactions                                      4,917          254,590        113,750        455,756
Realized gain distributions                              0                0              0              0
                                                  --------      -----------    -----------    -----------
Net realized gains (losses)                          4,917          254,590        113,750        455,756
                                                  --------      -----------    -----------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                              43,551          344,066         (3,182)     2,451,656
   End of period                                    57,524        1,208,499        801,166      3,498,929
                                                  --------      -----------    -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                    13,973          864,433        804,348      1,047,273
                                                  --------      -----------    -----------    -----------
Increase (decrease) in net assets from
   operations                                     $ 10,612      $   989,473    $   825,621    $ 1,378,512
                                                  ========      ===========    ===========    ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                     MFS
                                                Massachusetts       MFS                        Putnam
                                                  Investors       Mid-Cap          MFS         Growth:
                                                    Trust          Growth     Total Return     Voyager
                                                  Portfolio      Portfolio      Portfolio     Portfolio
                                                  (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                                -------------   -----------   ------------   -----------
Investment income:
   Dividends                                     $         0    $         0    $         0   $         0
                                                 -----------    -----------    -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (108,994)       (65,894)      (221,763)      (91,800)
                                                 -----------    -----------    -----------   -----------
Net investment income (loss)                        (108,994)       (65,894)      (221,763)      (91,800)
                                                 -----------    -----------    -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       1,588,334      1,279,296      2,959,417     1,481,926
   Cost of shares sold                            (1,515,037)    (1,516,700)    (2,637,361)   (2,017,368)
                                                 -----------    -----------    -----------   -----------
Net realized gains (losses) from securities
   transactions                                       73,297       (237,404)       322,056      (535,442)
Realized gain distributions                                0              0              0             0
                                                 -----------    -----------    -----------   -----------
Net realized gains (losses)                           73,297       (237,404)       322,056      (535,442)
                                                 -----------    -----------    -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                               300,270     (1,133,082)     1,928,897    (2,889,856)
   End of period                                     919,907     (1,130,207)     2,850,964    (2,504,174)
                                                 -----------    -----------    -----------   -----------
Change in net unrealized appreciation
    (depreciation) of investments                    619,637          2,875        922,067       385,682
                                                 -----------    -----------    -----------   -----------
Increase (decrease) in net assets from
   operations                                    $   583,940    $  (300,423)   $ 1,022,360   $  (241,560)
                                                 ===========    ===========    ===========   ===========



                                                   Real       SunAmerica                 Telecom
                                                  Estate       Balanced    Technology    Utility
                                                 Portfolio    Portfolio     Portfolio   Portfolio
                                                 (Class 1)    (Class 1)     (Class 1)   (Class 1)
                                                ----------   -----------   ----------   ---------
Investment income:
   Dividends                                    $        0   $         0    $       0   $       0
                                                ----------   -----------    ---------   ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (72,745)     (108,834)      (8,094)    (24,064)
                                                ----------   -----------    ---------   ---------
Net investment income (loss)                       (72,745)     (108,834)      (8,094)    (24,064)
                                                ----------   -----------    ---------   ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     1,048,387     2,058,839      127,961     339,927
   Cost of shares sold                            (670,265)   (2,212,340)    (124,806)   (398,709)
                                                ----------   -----------    ---------   ---------
Net realized gains (losses) from securities
   transactions                                    378,122      (153,501)       3,155     (58,782)
Realized gain distributions                              0             0            0           0
                                                ----------   -----------    ---------   ---------
Net realized gains (losses)                        378,122      (153,501)       3,155     (58,782)
                                                ----------   -----------    ---------   ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           1,967,784    (1,053,242)      39,139    (507,088)
   End of period                                 2,871,664      (382,730)      19,724    (157,341)
                                                ----------   -----------    ---------   ---------
Change in net unrealized appreciation
    (depreciation) of investments                  903,880       670,512      (19,415)    349,747
                                                ----------   -----------    ---------   ---------
Increase (decrease) in net assets from
   operations                                   $1,209,257   $   408,177    $ (24,354)  $ 266,901
                                                ==========   ===========    =========   =========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                 Worldwide    Aggressive    Alliance   Blue Chip
                                                High Income     Growth       Growth      Growth
                                                 Portfolio     Portfolio   Portfolio   Portfolio
                                                 (Class 1)     (Class 3)   (Class 3)   (Class 3)
                                                -----------   ----------   ---------   ---------
Investment income:
   Dividends                                     $       0    $       0    $       0    $      0
                                                 ---------    ---------    ---------    --------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (38,115)     (12,770)     (75,428)     (8,374)
                                                 ---------    ---------    ---------    --------
Net investment income (loss)                       (38,115)     (12,770)     (75,428)     (8,374)
                                                 ---------    ---------    ---------    --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       913,350      125,340      265,454      21,129
   Cost of shares sold                            (908,121)    (114,348)    (248,344)    (20,399)
                                                 ---------    ---------    ---------    --------
Net realized gains (losses) from securities
   transactions                                      5,229       10,992       17,110         730
Realized gain distributions                              0            0            0           0
                                                 ---------    ---------    ---------    --------
Net realized gains (losses)                          5,229       10,992       17,110         730
                                                 ---------    ---------    ---------    --------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             (37,069)      65,633      962,803      41,534
   End of period                                   117,605       84,843      761,521      54,644
                                                 ---------    ---------    ---------    --------
Change in net unrealized appreciation
   (depreciation) of investments                   154,674       19,210     (201,282)     13,110
                                                 ---------    ---------    ---------    --------
Increase (decrease) in net assets from
   operations                                    $ 121,788    $  17,432    $(259,600)   $  5,466
                                                 =========    =========    =========    ========

                                                   Cash      Corporate       Davis        "Dogs" of
                                                Management      Bond     Venture Value   Wall Street
                                                 Portfolio   Portfolio     Portfolio      Portfolio
                                                 (Class 3)   (Class 3)     (Class 3)      (Class 3)
                                                ----------   ---------   -------------   -----------
Investment income:
   Dividends                                    $       0    $       0     $        0     $      0
                                                ---------    ---------     ----------     --------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (52,168)     (62,582)      (182,287)      (7,546)
                                                ---------    ---------     ----------     --------
Net investment income (loss)                      (52,168)     (62,582)      (182,287)      (7,546)
                                                ---------    ---------     ----------     --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      521,070      148,497        633,850       79,999
   Cost of shares sold                           (509,643)    (149,477)      (581,400)     (70,688)
                                                ---------    ---------     ----------     --------
Net realized gains (losses) from securities
   transactions                                    11,427         (980)        52,450        9,311
Realized gain distributions                             0            0              0            0
                                                ---------    ---------     ----------     --------
Net realized gains (losses)                        11,427         (980)        52,450        9,311
                                                ---------    ---------     ----------     --------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             54,040      (99,383)     1,557,842       18,414
   End of period                                  183,825      135,360      2,520,837       96,409
                                                ---------    ---------     ----------     --------
Change in net unrealized appreciation
   (depreciation) of investments                  129,785      234,743        962,995       77,995
                                                ---------    ---------     ----------     --------
Increase (decrease) in net assets from
   operations                                   $  89,044    $ 171,181     $  833,158     $ 79,760
                                                =========    =========     ==========     ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                            Federated
                                                 Emerging    American     Foreign      Global
                                                 Markets     Leaders       Value        Bond
                                                Portfolio   Portfolio    Portfolio   Portfolio
                                                (Class 3)   (Class 3)    (Class 3)   (Class 3)
                                                ---------   ---------   ----------   ---------
Investment income:
   Dividends                                    $       0   $      0    $        0   $      0
                                                ---------   --------    ----------   --------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (31,904)   (22,175)     (151,944)    (7,676)
                                                ---------   --------    ----------   --------
Net investment income (loss)                      (31,904)   (22,175)     (151,944)    (7,676)
                                                ---------   --------    ----------   --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      319,671     78,146       547,194     28,295
   Cost of shares sold                           (242,863)   (73,684)     (467,638)   (28,018)
                                                ---------   --------    ----------   --------
Net realized gains (losses) from securities
   transactions                                    76,808      4,462        79,556        277
Realized gain distributions                             0          0             0          0
                                                ---------   --------    ----------   --------
Net realized gains (losses)                        76,808      4,462        79,556        277
                                                ---------   --------    ----------   --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            382,170    147,216     1,360,559        179
   End of period                                  563,094    288,401     2,949,726     12,779
                                                ---------   --------    ----------   --------
Change in net unrealized appreciation
    (depreciation) of investments                 180,924    141,185     1,589,167     12,600
                                                ---------   --------    ----------   --------
Increase (decrease) in net assets from
   operations                                   $ 225,828   $123,472    $1,516,779   $  5,201
                                                =========   ========    ==========   ========

                                                             Goldman
                                                  Global      Sachs      Growth-        Growth
                                                 Equities    Research     Income    Opportunities
                                                Portfolio   Portfolio   Portfolio     Portfolio
                                                (Class 3)   (Class 3)   (Class 3)     (Class 3)
                                                ---------   ---------   ---------   -------------
Investment income:
   Dividends                                    $      0    $      0    $      0      $      0
                                                --------    --------    --------      --------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (9,863)     (3,279)     (6,952)       (4,093)
                                                --------    --------    --------      --------
Net investment income (loss)                      (9,863)     (3,279)     (6,952)       (4,093)
                                                --------    --------    --------      --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      60,159      19,546      31,013        38,400
   Cost of shares sold                           (53,143)    (18,190)    (28,659)      (37,348)
                                                --------    --------    --------      --------
Net realized gains (losses) from securities
   transactions                                    7,016       1,356       2,354         1,052
Realized gain distributions                            0           0           0             0
                                                --------    --------    --------      --------
Net realized gains (losses)                        7,016       1,356       2,354         1,052
                                                --------    --------    --------      --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            80,879      17,758      72,595        15,012
   End of period                                 164,057      43,879      80,598        21,946
                                                --------    --------    --------      --------
Change in net unrealized appreciation
    (depreciation) of investments                 83,178      26,121       8,003         6,934
                                                --------    --------    --------      --------
Increase (decrease) in net assets from
   operations                                   $ 80,331    $ 24,198    $  3,405      $  3,893
                                                ========    ========    ========      ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)


                                                             International   International
                                                High-Yield    Diversified        Growth       Marsico
                                                   Bond         Equities       & Income        Growth
                                                 Portfolio     Portfolio       Portfolio     Portfolio
                                                 (Class 3)     (Class 3)       (Class 3)     (Class 3)
                                                ----------   -------------   -------------   ---------
Investment income:
   Dividends                                    $       0     $        0       $      0      $      0
                                                ---------     ----------       --------      --------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (14,018)       (95,501)       (20,367)      (10,985)
                                                ---------     ----------       --------      --------
Net investment income (loss)                      (14,018)       (95,501)       (20,367)      (10,985)
                                                ---------     ----------       --------      --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      403,385        527,347        116,946        15,483
   Cost of shares sold                           (385,488)      (437,272)       (97,649)      (14,667)
                                                ---------     ----------       --------      --------
Net realized gains (losses) from securities
   transactions                                    17,897         90,075         19,297           816
Realized gain distributions                             0              0              0             0
                                                ---------     ----------       --------      --------
Net realized gains (losses)                        17,897         90,075         19,297           816
                                                ---------     ----------       --------      --------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             (3,049)     1,008,005        267,118       123,131
   End of period                                  103,772      1,792,213        478,517       112,730
                                                ---------     ----------       --------      --------
Change in net unrealized appreciation
    (depreciation) of investments                 106,821        784,208        211,399       (10,401)
                                                ---------     ----------       --------      --------
Increase (decrease) in net assets from
   operations                                   $ 110,700     $  778,782       $210,329      $(20,570)
                                                =========     ==========       ========      ========

                                                     MFS
                                                Massachusetts      MFS                    Putnam
                                                  Investors      Mid-Cap    MFS Total    Growth:
                                                    Trust         Growth      Return     Voyager
                                                  Portfolio     Portfolio   Portfolio   Portfolio
                                                  (Class 3)     (Class 3)   (Class 3)   (Class 3)
                                                -------------   ---------   ---------   ---------
Investment income:
   Dividends                                      $       0     $       0   $       0   $      0
                                                  ---------     ---------   ---------   --------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (28,535)      (41,428)    (64,063)    (2,492)
                                                  ---------     ---------   ---------   --------
Net investment income (loss)                        (28,535)      (41,428)    (64,063)    (2,492)
                                                  ---------     ---------   ---------   --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        133,355       175,367     321,927     35,103
   Cost of shares sold                             (122,870)     (167,813)   (315,846)   (34,427)
                                                  ---------     ---------   ---------   --------
Net realized gains (losses) from securities
   transactions                                      10,485         7,554       6,081        676
Realized gain distributions                               0             0           0          0
                                                  ---------     ---------   ---------   --------
Net realized gains (losses)                          10,485         7,554       6,081        676
                                                  ---------     ---------   ---------   --------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              234,944       303,814      17,021     20,579
   End of period                                    401,070       112,044     361,161     14,293
                                                  ---------     ---------   ---------   --------
Change in net unrealized appreciation
    (depreciation) of investments                   166,126      (191,770)    344,140     (6,286)
                                                  ---------     ---------   ---------   --------
Increase (decrease) in net assets from
   operations                                     $ 148,076     $(225,644)  $ 286,158   $ (8,102)
                                                  =========     =========   =========   ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                   Real     Small & Mid   Small Company   SunAmerica
                                                  Estate     Cap Value        Value        Balanced
                                                Portfolio    Portfolio      Portfolio      Portfolio
                                                (Class 3)    (Class 3)     (Class 3)(1)    (Class 3)
                                                ---------   -----------   -------------   ----------
Investment income:
   Dividends                                    $       0    $       0       $      0      $      0
                                                ---------    ---------       --------      --------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (27,947)     (73,190)          (796)       (5,579)
                                                ---------    ---------       --------      --------
Net investment income (loss)                      (27,947)     (73,190)          (796)       (5,579)
                                                ---------    ---------       --------      --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      122,339      265,336         16,875        96,068
   Cost of shares sold                           (105,452)    (241,023)       (17,206)      (93,434)
                                                ---------    ---------       --------      --------
Net realized gains (losses) from securities
   transactions                                    16,887       24,313           (331)        2,634
Realized gain distributions                             0            0              0             0
                                                ---------    ---------       --------      --------
Net realized gains (losses)                        16,887       24,313           (331)        2,634
                                                ---------    ---------       --------      --------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            156,384      452,875              0        11,814
   End of period                                  610,958      708,062          1,712        33,688
                                                ---------    ---------       --------      --------
Change in net unrealized appreciation
    (depreciation) of investments                 454,574      255,187          1,712        21,874
                                                ---------    ---------       --------      --------
Increase (decrease) in net assets from
   operations                                   $ 443,514    $ 206,310       $    585      $ 18,929
                                                =========    =========       ========      ========

                                                              Telecom     Worldwide
                                                Technology    Utility    High Income    Comstock
                                                 Portfolio   Portfolio    Portfolio    Portfolio
                                                 (Class 3)   (Class 3)    (Class 3)    (Class II)
                                                ----------   ---------   -----------   ---------
Investment income:
   Dividends                                    $       0    $      0     $      0     $  43,260
                                                ---------    --------     --------     ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (6,444)     (1,163)      (4,613)      (40,912)
                                                ---------    --------     --------     ---------
Net investment income (loss)                       (6,444)     (1,163)      (4,613)        2,348
                                                ---------    --------     --------     ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      122,213       4,067       14,755       206,544
   Cost of shares sold                           (122,426)     (3,844)     (14,543)     (202,418)
                                                ---------    --------     --------     ---------
Net realized gains (losses) from securities
   transactions                                      (213)        223          212         4,126
Realized gain distributions                             0           0            0       201,128
                                                ---------    --------     --------     ---------
Net realized gains (losses)                          (213)        223          212       205,254
                                                ---------    --------     --------     ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             16,720       3,095        2,609       219,748
   End of period                                      308      17,343       22,540       300,264
                                                ---------    --------     --------     ---------
Change in net unrealized appreciation
    (depreciation) of investments                 (16,412)     14,248       19,931        80,516
                                                ---------    --------     --------     ---------
Increase (decrease) in net assets from
   operations                                   $ (23,069)   $ 13,308     $ 15,530     $ 288,118
                                                =========    ========     ========     =========

(1)  For the period from May 1, 2006 (inception) to September 30, 2006.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                 Strategic   Growth and                Conservative
                                                  Growth       Income      Balanced      Balanced
                                                 Portfolio   Portfolio     Portfolio     Portfolio
                                                (Class II)   (Class II)    (Class 2)     (Class 2)
                                                ----------   ----------   ----------   ------------
Investment income:
   Dividends                                     $      0    $   85,484   $  225,505    $  34,974
                                                 --------    ----------   ----------    ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (4,858)     (108,139)    (134,591)     (16,255)
                                                 --------    ----------   ----------    ---------
Net investment income (loss)                       (4,858)      (22,655)      90,914       18,719
                                                 --------    ----------   ----------    ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       70,887       354,244      909,990      309,591
   Cost of shares sold                            (68,212)     (337,058)    (836,308)    (300,237)
                                                 --------    ----------   ----------    ---------
Net realized gains (losses) from securities
   transactions                                     2,675        17,186       73,682        9,354
Realized gain distributions                             0       567,806            0        3,759
                                                 --------    ----------   ----------    ---------
Net realized gains (losses)                         2,675       584,992       73,682       13,113
                                                 --------    ----------   ----------    ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             35,130       872,293    1,031,070       60,109
   End of period                                   15,712     1,020,786    1,281,337       65,397
                                                 --------    ----------   ----------    ---------
Change in net unrealized appreciation
   (depreciation) of investments                  (19,418)      148,493      250,267        5,288
                                                 --------    ----------   ----------    ---------
Increase (decrease) in net assets from
   operations                                    $(21,601)   $  710,830   $  414,863    $  37,120
                                                 ========    ==========   ==========    =========

                                                Conservative                   Flexible
                                                   Growth      Equity Income    Income      Growth
                                                  Portfolio        Fund        Portfolio     Fund
                                                  (Class 2)      (Class 2)     (Class 2)   (Class 2)
                                                ------------   -------------   ---------   ---------
Investment income:
   Dividends                                     $  36,659       $  21,096     $  95,026   $      0
                                                 ---------       ---------     ---------   --------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (29,228)        (16,384)      (29,047)    (1,212)
                                                 ---------       ---------     ---------   --------
Net investment income (loss)                         7,431           4,712        65,979     (1,212)
                                                 ---------       ---------     ---------   --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       427,574         191,763       260,867     42,222
   Cost of shares sold                            (382,350)       (181,620)     (257,902)   (39,591)
                                                 ---------       ---------     ---------   --------
Net realized gains (losses) from securities
   transactions                                     45,224          10,143         2,965      2,631
Realized gain distributions                              0          67,992         1,408          0
                                                 ---------       ---------     ---------   --------
Net realized gains (losses)                         45,224          78,135         4,373      2,631
                                                 ---------       ---------     ---------   --------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             301,449          94,549        59,828     12,361
   End of period                                   336,683         139,698        49,454      6,079
                                                 ---------       ---------     ---------   --------
Change in net unrealized appreciation
   (depreciation) of investments                    35,234          45,149       (10,374)    (6,282)
                                                 ---------       ---------     ---------   --------
Increase (decrease) in net assets from
   operations                                    $  87,889       $ 127,996     $  59,978   $ (4,863)
                                                 =========       =========     =========   ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                  Growth                International      Mid
                                                 & Income     Income        Growth      Cap Stock
                                                   Fund        Fund          Fund          Fund
                                                (Class 2)   (Class 2)     (Class 2)     (Class 2)
                                                ---------   ---------   -------------   ---------
Investment income:
   Dividends                                     $  1,449    $ 21,055      $ 3,937      $  19,073
                                                 --------    --------      -------      ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (1,279)     (5,292)      (2,460)       (12,728)
                                                 --------    --------      -------      ---------
Net investment income (loss)                          170      15,763        1,477          6,345
                                                 --------    --------      -------      ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       11,644      47,986        3,837         40,975
   Cost of shares sold                            (11,757)    (48,239)      (3,912)       (43,585)
                                                 --------    --------      -------      ---------
Net realized gains (losses) from securities
   transactions                                      (113)       (253)         (75)        (2,610)
Realized gain distributions                             0         217            0        129,398
                                                 --------    --------      -------      ---------
Net realized gains (losses)                          (113)        (36)         (75)       126,788
                                                 --------    --------      -------      ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              3,821       1,186        9,414         28,923
   End of period                                    8,313      (1,900)      17,895        (73,416)
                                                 --------    --------      -------      ---------
Change in net unrealized appreciation
   (depreciation) of investments                    4,492      (3,086)       8,481       (102,339)
                                                 --------    --------      -------      ---------
Increase (decrease) in net assets from
   operations                                    $  4,549    $ 12,641      $ 9,883      $  30,794
                                                 ========    ========      =======      =========

                                                  Money                 Short Term      Small
                                                  Market       REIT       Income     Cap Growth
                                                   Fund        Fund        Fund         Fund
                                                (Class 2)   (Class 2)    (Class 2)    (Class 2)
                                                ---------   ---------   ----------   ----------
Investment income:
   Dividends                                     $ 1,597     $  8,578    $ 2,955      $     0
                                                 -------     --------    -------      -------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (662)      (3,972)      (856)      (1,052)
                                                 -------     --------    -------      -------
Net investment income (loss)                         935        4,606      2,099       (1,052)
                                                 -------     --------    -------      -------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       5,086       38,974      1,068        1,034
   Cost of shares sold                            (5,086)     (34,996)    (1,087)      (1,080)
                                                 -------     --------    -------      -------
Net realized gains (losses) from securities
   transactions                                        0        3,978        (19)         (46)
Realized gain distributions                            0       30,065          0            0
                                                 -------     --------    -------      -------
Net realized gains (losses)                            0       34,043        (19)         (46)
                                                 -------     --------    -------      -------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                 0       16,059     (1,942)       3,803
   End of period                                       0       34,790     (2,693)      (2,118)
                                                 -------     --------    -------      -------
Change in net unrealized appreciation
   (depreciation) of investments                       0       18,731       (751)      (5,921)
                                                 -------     --------    -------      -------
Increase (decrease) in net assets from
   operations                                    $   935     $ 57,380    $ 1,329      $(7,019)
                                                 =======     ========    =======      =======

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                                               Columbia      Columbia Marsico
                                                Strategic        U.S.         West Coast      High Yield          Focused
                                                  Growth       Government       Equity          Fund,         Equities Fund,
                                                Portfolio   Securities Fund      Fund      Variable Series    Variable Series
                                                (Class 2)      (Class 2)       (Class 2)      (Class A)          (Class B)
                                                ---------   ---------------   ----------   ---------------   ----------------
Investment income:
   Dividends                                    $   3,357      $    292        $   1,444       $ 4,153           $     0
                                                ---------      --------        ---------       -------           -------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (5,308)         (311)          (6,104)       (1,699)           (2,551)
                                                ---------      --------        ---------       -------           -------
Net investment income (loss)                       (1,951)          (19)          (4,660)        2,454            (2,551)
                                                ---------      --------        ---------       -------           -------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      197,020        31,543          160,610         4,473             3,148
   Cost of shares sold                           (171,543)      (33,121)        (149,983)       (4,437)           (3,135)
                                                ---------      --------        ---------       -------           -------
Net realized gains (losses) from securities
   transactions                                    25,477        (1,578)          10,627            36                13
Realized gain distributions                             0             0            8,670         1,412                 0
                                                ---------      --------        ---------       -------           -------
Net realized gains (losses)                        25,477        (1,578)          19,297         1,448                13
                                                ---------      --------        ---------       -------           -------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             64,201        (1,859)          21,304           476             9,602
   End of period                                   57,907          (310)          31,505         2,600             9,497
                                                ---------      --------        ---------       -------           -------
Change in net unrealized appreciation
    (depreciation) of investments                  (6,294)        1,549           10,201         2,124              (105)
                                                ---------      --------        ---------       -------           -------
Increase (decrease) in net assets from
   operations                                   $  17,232      $    (48)       $  24,838       $ 6,026           $(2,643)
                                                =========      ========        =========       =======           =======

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)

                                                   Asset
                                                Allocation     Global                     Growth
                                                   Fund        Growth       Growth        Income
                                                 (Class 2)      Fund         Fund          Fund
                                                    (1)       (Class 2)    (Class 2)    (Class 2)
                                                ----------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   (33)    $  (19,089)  $  (81,957)  $   (90,777)
   Net realized gains (losses) from
      securities transactions                          0         25,801       80,381       281,896
   Change in net unrealized appreciation
      (depreciation) of investments                  490        671,280      118,923       589,793
                                                 -------     ----------   ----------   -----------
      Increase (decrease) in net assets from
         operations                                  457        677,992      117,347       780,912
                                                 -------     ----------   ----------   -----------
From capital transactions:
   Net proceeds from units sold                   20,991      1,693,646    1,747,819     1,870,436
   Cost of units redeemed                            (19)      (188,830)    (265,701)     (258,718)
   Net transfers                                   7,354      1,109,500    1,382,291       998,830
                                                 -------     ----------   ----------   -----------
      Increase (decrease) in net assets from
         capital transactions                     28,326      2,614,316    2,864,409     2,610,548
                                                 -------     ----------   ----------   -----------
Increase (decrease) in net assets                 28,783      3,292,308    2,981,756     3,391,460
Net assets at beginning of period                      0      5,572,840    6,503,605     8,865,765
                                                 -------     ----------   ----------   -----------
Net assets at end of period                      $28,783     $8,865,148   $9,485,361   $12,257,225
                                                 =======     ==========   ==========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      1,358         87,758       92,446       112,288
   Units redeemed                                     (1)        (9,834)     (14,051)      (15,674)
   Units transferred                                 475         57,444       73,187        60,156
                                                 -------     ----------   ----------   -----------
Increase (decrease) in units outstanding           1,832        135,368      151,582       156,770
Beginning units                                        0        304,618      349,988       551,512
                                                 -------     ----------   ----------   -----------
Ending units                                       1,832        439,986      501,570       708,282
                                                 =======     ==========   ==========   ===========


                                                                              Government
                                                   Asset         Capital          and
                                                 Allocation   Appreciation   Quality Bond      Growth
                                                 Portfolio      Portfolio      Portfolio     Portfolio
                                                 (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                                -----------   ------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   226,573   $  (256,612)   $   437,828    $   (74,731)
   Net realized gains (losses) from
      securities transactions                       134,165       543,226       (111,616)     1,235,869
   Change in net unrealized appreciation
      (depreciation) of investments                 158,116       585,892       (163,889)      (529,900)
                                                -----------   -----------    -----------    -----------
      Increase (decrease) in net assets from
         operations                                 518,854       872,506        162,323        631,238
                                                -----------   -----------    -----------    -----------
From capital transactions:
   Net proceeds from units sold                      62,073        39,402         71,980         51,307
   Cost of units redeemed                        (1,688,722)   (3,088,006)    (2,994,407)    (1,876,515)
   Net transfers                                    259,674      (441,792)    (1,221,484)         8,250
                                                -----------   -----------    -----------    -----------
      Increase (decrease) in net assets from
         capital transactions                    (1,366,975)   (3,490,396)    (4,143,911)    (1,816,958)
                                                -----------   -----------    -----------    -----------
Increase (decrease) in net assets                  (848,121)   (2,617,890)    (3,981,588)    (1,185,720)
Net assets at beginning of period                11,529,434    26,590,277     21,760,624     14,112,895
                                                -----------   -----------    -----------    -----------
Net assets at end of period                     $10,681,313   $23,972,387    $17,779,036    $12,927,175
                                                ===========   ===========    ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         2,545           962          4,196          1,615
   Units redeemed                                   (71,434)      (75,819)      (176,109)       (59,466)
   Units transferred                                 10,931       (10,847)       (71,272)            32
                                                -----------   -----------    -----------    -----------
Increase (decrease) in units outstanding            (57,958)      (85,704)      (243,185)       (57,819)
Beginning units                                     499,496       669,723      1,268,280        458,975
                                                -----------   -----------    -----------    -----------
Ending units                                        441,538       584,019      1,025,095        401,156
                                                ===========   ===========    ===========    ===========

(1)  For the period from May 1, 2006 (inception) to September 30, 2006.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                                           Government
                                                  Natural        Asset        Capital          and
                                                 Resources    Allocation   Appreciation   Quality Bond
                                                 Portfolio     Portfolio     Portfolio      Portfolio
                                                 (Class 1)     (Class 3)     (Class 3)      (Class 3)
                                                -----------   ----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (49,936)  $   42,242   $  (117,380)   $   350,265
   Net realized gains (losses) from
      securities transactions                     1,301,256          740        49,662        (18,937)
   Change in net unrealized appreciation
      (depreciation) of investments                (494,840)      31,050       361,997       (179,434)
                                                -----------   ----------   -----------    -----------
      Increase (decrease) in net assets from
         operations                                 756,480       74,032       294,279        151,894
                                                -----------   ----------   -----------    -----------
From capital transactions:
   Net proceeds from units sold                      13,909      399,752     2,633,433      2,137,671
   Cost of units redeemed                        (1,211,512)      (7,460)     (277,892)      (758,164)
   Net transfers                                    314,008      488,011     1,022,286      1,242,154
                                                -----------   ----------   -----------    -----------
      Increase (decrease) in net assets from
         capital transactions                      (883,595)     880,303     3,377,827      2,621,661
                                                -----------   ----------   -----------    -----------
Increase (decrease) in net assets                  (127,115)     954,335     3,672,106      2,773,555
Net assets at beginning of period                 8,449,994    1,082,724     8,264,715     12,225,439
                                                -----------   ----------   -----------    -----------
Net assets at end of period                     $ 8,322,879   $2,037,059   $11,936,821    $14,998,994
                                                ===========   ==========   ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                           174       17,258        65,838        127,378
   Units redeemed                                   (27,277)        (322)       (6,929)       (45,288)
   Units transferred                                  7,065       20,962        26,570         73,894
                                                -----------   ----------   -----------    -----------
Increase (decrease) in units outstanding            (20,038)      37,898        85,479        155,984
Beginning units                                     214,268       47,448       209,725        720,156
                                                -----------   ----------   -----------    -----------
Ending units                                        194,230       85,346       295,204        876,140
                                                ===========   ==========   ===========    ===========


                                                               Natural      Growth      Aggressive
                                                  Growth      Resources   and Income      Growth
                                                 Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 3)    (Class 3)   (Class VC)    (Class 1)
                                                ----------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (54,617)  $  (13,843)  $  (38,863)  $   (94,287)
   Net realized gains (losses) from
      securities transactions                      746,815      110,230        3,843      (217,443)
   Change in net unrealized appreciation
      (depreciation) of investments               (374,952)     (42,065)     350,499       502,105
                                                ----------   ----------   ----------   -----------
      Increase (decrease) in net assets from
         operations                                317,246       54,322      315,479       190,375
                                                ----------   ----------   ----------   -----------
From capital transactions:
   Net proceeds from units sold                    891,061      868,122      544,526        16,453
   Cost of units redeemed                         (201,425)     (78,060)     (59,704)   (1,155,984)
   Net transfers                                   591,316      830,391      340,102       (57,429)
                                                ----------   ----------   ----------   -----------
      Increase (decrease) in net assets from
         capital transactions                    1,280,952    1,620,453      824,924    (1,196,960)
                                                ----------   ----------   ----------   -----------
Increase (decrease) in net assets                1,598,198    1,674,775    1,140,403    (1,006,585)
Net assets at beginning of period                6,440,048    1,608,771    2,790,474     8,591,508
                                                ----------   ----------   ----------   -----------
Net assets at end of period                     $8,038,246   $3,283,546   $3,930,877   $ 7,584,923
                                                ==========   ==========   ==========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       28,363       19,624       43,093           977
   Units redeemed                                   (6,453)      (1,765)      (4,784)      (71,933)
   Units transferred                                18,987       18,577       27,076        (3,392)
                                                ----------   ----------   ----------   -----------
Increase (decrease) in units outstanding            40,897       36,436       65,385       (74,348)
Beginning units                                    211,282       41,266      234,490       544,544
                                                ----------   ----------   ----------   -----------
Ending units                                       252,179       77,702      299,875       470,196
                                                ==========   ==========   ==========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)


                                                  Alliance     Blue Chip       Cash       Corporate
                                                   Growth       Growth      Management       Bond
                                                 Portfolio     Portfolio    Portfolio     Portfolio
                                                 (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                                -----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (372,059)  $  (19,199)  $  (110,638)  $   (99,778)
   Net realized gains (losses) from
      securities transactions                    (1,273,808)      19,834        95,176        67,268
   Change in net unrealized appreciation
      (depreciation) of investments                 161,502       10,733       227,511       276,298
                                                -----------   ----------   -----------   -----------
      Increase (decrease) in net assets from
         operations                              (1,484,365)      11,368       212,049       243,788
                                                -----------   ----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                     101,145       17,574        16,756        42,237
   Cost of units redeemed                        (4,299,435)    (119,330)   (2,094,876)   (1,137,038)
   Net transfers                                   (701,469)       8,086     2,434,431    (1,232,189)
                                                -----------   ----------   -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                    (4,899,759)     (93,670)      356,311    (2,326,990)
                                                -----------   ----------   -----------   -----------
Increase (decrease) in net assets                (6,384,124)     (82,302)      568,360    (2,083,202)
Net assets at beginning of period                35,739,139    1,737,179    10,069,463    10,590,606
                                                -----------   ----------   -----------   -----------
Net assets at end of period                     $29,355,015   $1,654,877   $10,637,823   $ 8,507,404
                                                ===========   ==========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         3,029        2,947         1,257         2,443
   Units redeemed                                  (132,282)     (19,904)     (159,831)      (65,974)
   Units transferred                                (22,867)       1,113       184,806       (71,377)
                                                -----------   ----------   -----------   -----------
Increase (decrease) in units outstanding           (152,120)     (15,844)       26,232      (134,908)
Beginning units                                   1,069,885      286,791       774,741       615,116
                                                -----------   ----------   -----------   -----------
Ending units                                        917,765      270,947       800,973       480,208
                                                ===========   ==========   ===========   ===========

                                                   Davis                                  Federated
                                                  Venture      "Dogs" of     Emerging      American
                                                   Value      Wall Street     Markets      Leaders
                                                 Portfolio     Portfolio     Portfolio    Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                                -----------   -----------   ----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (572,340)  $  (31,357)   $ (100,743)  $   (91,229)
   Net realized gains (losses) from
      securities transactions                     2,177,140       69,451       409,185       267,598
   Change in net unrealized appreciation
      (depreciation) of investments               1,126,546      288,107       499,629       326,824
                                                -----------   ----------    ----------   -----------
      Increase (decrease) in net assets from
         operations                               2,731,346      326,201       808,071       503,193
                                                -----------   ----------    ----------   -----------
From capital transactions:
   Net proceeds from units sold                     144,210        3,673        36,414        12,614
   Cost of units redeemed                        (7,124,953)    (345,742)     (478,805)   (1,214,523)
   Net transfers                                    575,025      105,656        34,264      (166,473)
                                                -----------   ----------    ----------   -----------
      Increase (decrease) in net assets from
         capital transactions                    (6,405,718)    (236,413)     (408,127)   (1,368,382)
                                                -----------   ----------    ----------   -----------
Increase (decrease) in net assets                (3,674,372)      89,788       399,944      (865,189)
Net assets at beginning of period                51,750,951    2,711,597     8,223,841     8,461,380
                                                -----------   ----------    ----------   -----------
Net assets at end of period                     $48,076,579   $2,801,385    $8,623,785   $ 7,596,191
                                                ===========   ==========    ==========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         3,978          227         2,359           680
   Units redeemed                                  (202,093)     (30,023)      (29,543)      (65,666)
   Units transferred                                 15,788        9,333          (675)       (9,180)
                                                -----------   ----------    ----------   -----------
Increase (decrease) in units outstanding           (182,327)     (20,463)      (27,859)      (74,166)
Beginning units                                   1,505,818      248,632       552,174       466,182
                                                -----------   ----------    ----------   -----------
Ending units                                      1,323,491      228,169       524,315       392,016
                                                ===========   ==========    ==========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                           Goldman
                                                  Global       Global       Sachs       Growth-
                                                   Bond       Equities     Research      Income
                                                 Portfolio    Portfolio   Portfolio    Portfolio
                                                 (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                                ----------   ----------   ---------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (42,954)  $  (71,945)  $ (8,992)   $  (294,691)
   Net realized gains (losses) from
      securities transactions                       32,544      (16,082)    11,588        284,777
   Change in net unrealized appreciation
      (depreciation) of investments                 47,720      741,211     68,343        157,115
                                                ----------   ----------   --------    -----------
      Increase (decrease) in net assets from
         operations                                 37,310      653,184     70,939        147,201
                                                ----------   ----------   --------    -----------
From capital transactions:
   Net proceeds from units sold                     14,089        7,327      2,366         61,321
   Cost of units redeemed                         (326,289)    (725,366)   (54,849)    (3,718,340)
   Net transfers                                  (154,418)     159,337    179,748       (104,824)
                                                ----------   ----------   --------    -----------
      Increase (decrease) in net assets from
         capital transactions                     (466,618)    (558,702)   127,265     (3,761,843)
                                                ----------   ----------   --------    -----------
Increase (decrease) in net assets                 (429,308)      94,482    198,204     (3,614,642)
Net assets at beginning of period                3,996,385    6,100,144    697,009     27,515,259
                                                ----------   ----------   --------    -----------
Net assets at end of period                     $3,567,077   $6,194,626   $895,213    $23,900,617
                                                ==========   ==========   ========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          796          417        337          1,874
   Units redeemed                                  (18,454)     (34,199)    (7,403)      (124,662)
   Units transferred                                (8,790)       7,519     24,762         (3,628)
                                                ----------   ----------   --------    -----------
Increase (decrease) in units outstanding           (26,448)     (26,263)    17,696       (126,416)
Beginning units                                    227,066      309,442     97,904        919,440
                                                ----------   ----------   --------    -----------
Ending units                                       200,618      283,179    115,600        793,024
                                                ==========   ==========   ========    ===========

                                                                              International   International
                                                    Growth       High-Yield    Diversified        Growth
                                                Opportunities       Bond         Equities        & Income
                                                  Portfolio      Portfolio      Portfolio       Portfolio
                                                  (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                                -------------   -----------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $ (8,278)     $  (129,550)   $   (92,477)    $  (124,517)
   Net realized gains (losses) from
      securities transactions                        4,917          254,590        113,750         455,756
   Change in net unrealized appreciation
      (depreciation) of investments                 13,973          864,433        804,348       1,047,273
                                                  --------      -----------    -----------     -----------
      Increase (decrease) in net assets from
         operations                                 10,612          989,473        825,621       1,378,512
                                                  --------      -----------    -----------     -----------
From capital transactions:
   Net proceeds from units sold                      1,729           20,224         17,498          22,061
   Cost of units redeemed                          (65,515)      (1,793,599)    (1,288,131)     (1,252,424)
   Net transfers                                   304,863          440,264        181,152         580,903
                                                  --------      -----------    -----------     -----------
      Increase (decrease) in net assets from
         capital transactions                      241,077       (1,333,111)    (1,089,481)       (649,460)
                                                  --------      -----------    -----------     -----------
Increase (decrease) in net assets                  251,689         (343,638)      (263,860)        729,052
Net assets at beginning of period                  480,912       11,579,603      7,791,843      10,305,980
                                                  --------      -----------    -----------     -----------
Net assets at end of period                       $732,601      $11,235,965    $ 7,527,983     $11,035,032
                                                  ========      ===========    ===========     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          271            1,024          1,176           1,141
   Units redeemed                                  (12,435)         (92,521)       (99,563)        (76,417)
   Units transferred                                53,818           22,325         14,294          35,746
                                                  --------      -----------    -----------     -----------
Increase (decrease) in units outstanding            41,654          (69,172)       (84,093)        (39,530)
Beginning units                                     94,760          620,626        650,604         681,700
                                                  --------      -----------    -----------     -----------
Ending units                                       136,414          551,454        566,511         642,170
                                                  ========      ===========    ===========     ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                     MFS
                                                Massachusetts       MFS                        Putnam
                                                  Investors       Mid-Cap          MFS         Growth:
                                                    Trust          Growth     Total Return     Voyager
                                                  Portfolio      Portfolio      Portfolio     Portfolio
                                                  (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                                -------------   -----------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  (108,994)   $   (65,894)  $  (221,763)   $   (91,800)
   Net realized gains (losses) from
      securities transactions                         73,297       (237,404)      322,056       (535,442)
   Change in net unrealized appreciation
      (depreciation) of investments                  619,637          2,875       922,067        385,682
                                                 -----------    -----------   -----------    -----------
      Increase (decrease) in net assets from
         operations                                  583,940       (300,423)    1,022,360       (241,560)
                                                 -----------    -----------   -----------    -----------
From capital transactions:
   Net proceeds from units sold                       12,695         19,300        66,651         15,694
   Cost of units redeemed                           (979,730)      (807,200)   (2,446,830)      (908,815)
   Net transfers                                    (404,974)      (212,290)      349,605       (247,551)
                                                 -----------    -----------   -----------    -----------
      Increase (decrease) in net assets from
         capital transactions                     (1,372,009)    (1,000,190)   (2,030,574)    (1,140,672)
                                                 -----------    -----------   -----------    -----------
Increase (decrease) in net assets                   (788,069)    (1,300,613)   (1,008,214)    (1,382,232)
Net assets at beginning of period                  9,977,675      6,346,307    20,129,311      8,650,232
                                                 -----------    -----------   -----------    -----------
Net assets at end of period                      $ 9,189,606    $ 5,045,694   $19,121,097    $ 7,268,000
                                                 ===========    ===========   ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                            604          1,688         2,591            774
   Units redeemed                                    (45,558)       (75,095)      (94,278)       (50,298)
   Units transferred                                 (19,100)       (18,911)       13,300        (15,498)
                                                 -----------    -----------   -----------    -----------
Increase (decrease) in units outstanding             (64,054)       (92,318)      (78,387)       (65,022)
Beginning units                                      473,467        588,780       790,163        473,972
                                                 -----------    -----------   -----------    -----------
Ending units                                         409,413        496,462       711,776        408,950
                                                 ===========    ===========   ===========    ===========



                                                   Real       SunAmerica                  Telecom
                                                  Estate       Balanced    Technology     Utility
                                                 Portfolio    Portfolio     Portfolio    Portfolio
                                                 (Class 1)    (Class 1)     (Class 1)    (Class 1)
                                                ----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (72,745)  $  (108,834)   $ (8,094)   $  (24,064)
   Net realized gains (losses) from
      securities transactions                      378,122      (153,501)      3,155       (58,782)
   Change in net unrealized appreciation
      (depreciation) of investments                903,880       670,512     (19,415)      349,747
                                                ----------   -----------    --------    ----------
      Increase (decrease) in net assets from
         operations                              1,209,257       408,177     (24,354)      266,901
                                                ----------   -----------    --------    ----------
From capital transactions:
   Net proceeds from units sold                     14,219        54,916         179         8,279
   Cost of units redeemed                         (558,182)   (1,858,867)    (22,698)     (210,051)
   Net transfers                                  (105,477)      (18,983)    (20,628)       (5,213)
                                                ----------   -----------    --------    ----------
      Increase (decrease) in net assets from
         capital transactions                     (649,440)   (1,822,934)    (43,147)     (206,985)
                                                ----------   -----------    --------    ----------
Increase (decrease) in net assets                  559,817    (1,414,757)    (67,501)       59,916
Net assets at beginning of period                6,055,622    10,041,574     751,974     2,128,916
                                                ----------   -----------    --------    ----------
Net assets at end of period                     $6,615,439   $ 8,626,817    $684,473    $2,188,832
                                                ==========   ===========    ========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          579         3,620          66           585
   Units redeemed                                  (21,020)     (121,433)     (9,541)      (16,330)
   Units transferred                                (4,251)       (1,235)     (8,339)         (619)
                                                ----------   -----------    --------    ----------
Increase (decrease) in units outstanding           (24,692)     (119,048)    (17,814)      (16,364)
Beginning units                                    254,015       668,675     311,559       174,618
                                                ----------   -----------    --------    ----------
Ending units                                       229,323       549,627     293,745       158,254
                                                ==========   ===========    ========    ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                 Worldwide    Aggressive    Alliance    Blue Chip
                                                High Income     Growth       Growth       Growth
                                                 Portfolio     Portfolio    Portfolio   Portfolio
                                                 (Class 1)     (Class 3)    (Class 3)   (Class 3)
                                                -----------   ----------   ----------   ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (38,115)   $  (12,770)  $  (75,428)  $ (8,374)
   Net realized gains (losses) from
      securities transactions                        5,229        10,992       17,110        730
   Change in net unrealized appreciation
      (depreciation) of investments                154,674        19,210     (201,282)    13,110
                                                ----------    ----------   ----------   --------
      Increase (decrease) in net assets from
         operations                                121,788        17,432     (259,600)     5,466
                                                ----------    ----------   ----------   --------
From capital transactions:
   Net proceeds from units sold                      5,448       100,175    1,802,047    133,745
   Cost of units redeemed                         (664,305)      (14,777)    (127,127)   (15,958)
   Net transfers                                   111,617        37,473      770,419     43,947
                                                ----------    ----------   ----------   --------
      Increase (decrease) in net assets from
         capital transactions                     (547,240)      122,871    2,445,339    161,734
                                                ----------    ----------   ----------   --------
Increase (decrease) in net assets                 (425,452)      140,303    2,185,739    167,200
Net assets at beginning of period                3,550,350       956,442    5,560,552    625,794
                                                ----------    ----------   ----------   --------
Net assets at end of period                     $3,124,898    $1,096,745   $7,746,291   $792,994
                                                ==========    ==========   ==========   ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          229         6,205       57,642     22,315
   Units redeemed                                  (33,065)         (920)      (3,999)    (2,681)
   Units transferred                                 5,633         2,359       24,429      7,452
                                                ----------    ----------   ----------   --------
Increase (decrease) in units outstanding           (27,203)        7,644       78,072     27,086
Beginning units                                    179,125        61,576      168,890    104,205
                                                ----------    ----------   ----------   --------
Ending units                                       151,922        69,220      246,962    131,291
                                                ==========    ==========   ==========   ========

                                                   Cash       Corporate        Davis        "Dogs" of
                                                Management       Bond      Venture Value   Wall Street
                                                 Portfolio    Portfolio      Portfolio      Portfolio
                                                 (Class 3)    (Class 3)      (Class 3)       (Class 3)
                                                ----------   -----------   -------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (52,168)  $  (62,582)    $  (182,287)    $ (7,546)
   Net realized gains (losses) from
      securities transactions                       11,427         (980)         52,450        9,311
   Change in net unrealized appreciation
      (depreciation) of investments                129,785      234,743         962,995       77,995
                                                ----------   ----------     -----------     --------
      Increase (decrease) in net assets from
         operations                                 89,044      171,181         833,158       79,760
                                                ----------   ----------     -----------     --------
From capital transactions:
   Net proceeds from units sold                    679,374    1,460,628       3,320,911      112,850
   Cost of units redeemed                         (275,816)    (144,276)       (477,008)      (9,909)
   Net transfers                                 1,159,977      850,290       1,330,809       28,484
                                                ----------   ----------     -----------     --------
      Increase (decrease) in net assets from
         capital transactions                    1,563,535    2,166,642       4,174,712      131,425
                                                ----------   ----------     -----------     --------
Increase (decrease) in net assets                1,652,579    2,337,823       5,007,870      211,185
Net assets at beginning of period                3,736,540    4,361,739      13,056,828      526,764
                                                ----------   ----------     -----------     --------
Net assets at end of period                     $5,389,119   $6,699,562     $18,064,698     $737,949
                                                ==========   ==========     ===========     ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       52,458       86,070          95,567       10,181
   Units redeemed                                  (21,191)      (8,489)        (13,715)        (878)
   Units transferred                                89,179       49,996          38,634        2,800
                                                ----------   ----------     -----------     --------
Increase (decrease) in units outstanding           120,446      127,577         120,486       12,103
Beginning units                                    290,399      256,794         384,255       48,766
                                                ----------   ----------     -----------     --------
Ending units                                       410,845      384,371         504,741       60,869
                                                ==========   ==========     ===========     ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                              Federated
                                                 Emerging     American      Foreign       Global
                                                  Markets      Leaders       Value         Bond
                                                 Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                ----------   ----------   -----------   ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (31,904)  $  (22,175)  $  (151,944)  $ (7,676)
   Net realized gains (losses) from
      securities transactions                       76,808        4,462        79,556        277
   Change in net unrealized appreciation
      (depreciation) of investments                180,924      141,185     1,589,167     12,600
                                                ----------   ----------   -----------   --------
      Increase (decrease) in net assets from
         operations                                225,828      123,472     1,516,779      5,201
                                                ----------   ----------   -----------   --------
From capital transactions:
   Net proceeds from units sold                    918,296      129,642     1,666,359    199,284
   Cost of units redeemed                          (50,494)     (48,130)     (257,390)    (8,499)
   Net transfers                                   244,546      160,633     1,064,259    175,994
                                                ----------   ----------   -----------   --------
      Increase (decrease) in net assets from
         capital transactions                    1,112,348      242,145     2,473,228    366,779
                                                ----------   ----------   -----------   --------
Increase (decrease) in net assets                1,338,176      365,617     3,990,007    371,980
Net assets at beginning of period                1,979,457    1,713,862    10,525,402    505,879
                                                ----------   ----------   -----------   --------
Net assets at end of period                     $3,317,633   $2,079,479   $14,515,409   $877,859
                                                ==========   ==========   ===========   ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       58,046        7,062        98,391     11,437
   Units redeemed                                   (3,104)      (2,632)      (15,031)      (487)
   Units transferred                                15,341        8,844        62,918     10,115
                                                ----------   ----------   -----------   --------
Increase (decrease) in units outstanding            70,283       13,274       146,278     21,065
Beginning units                                    134,903       95,469       662,267     29,033
                                                ----------   ----------   -----------   --------
Ending units                                       205,186      108,743       808,545     50,098
                                                ==========   ==========   ===========   ========

                                                              Goldman
                                                  Global       Sachs      Growth-        Growth
                                                 Equities     Research     Income    Opportunities
                                                 Portfolio   Portfolio   Portfolio     Portfolio
                                                 (Class 3)   (Class 3)   (Class 3)     (Class 3)
                                                ----------   ---------   ---------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (9,863)  $ (3,279)   $ (6,952)     $ (4,093)
   Net realized gains (losses) from
      securities transactions                        7,016      1,356       2,354         1,052
   Change in net unrealized appreciation
      (depreciation) of investments                 83,178     26,121       8,003         6,934
                                                ----------   --------    --------      --------
      Increase (decrease) in net assets from
         operations                                 80,331     24,198       3,405         3,893
                                                ----------   --------    --------      --------
From capital transactions:
   Net proceeds from units sold                    238,087     40,289      29,393       368,687
   Cost of units redeemed                          (18,984)   (14,831)    (16,785)      (15,008)
   Net transfers                                    96,670     78,805      49,764       218,439
                                                ----------   --------    --------      --------
      Increase (decrease) in net assets from
         capital transactions                      315,773    104,263      62,372       572,118
                                                ----------   --------    --------      --------
Increase (decrease) in net assets                  396,104    128,461      65,777       576,011
Net assets at beginning of period                  649,995    217,096     568,321       165,901
                                                ----------   --------    --------      --------
Net assets at end of period                     $1,046,099   $345,557    $634,098      $741,912
                                                ==========   ========    ========      ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       11,506      5,661       1,001        68,834
   Units redeemed                                     (911)    (2,048)       (560)       (2,754)
   Units transferred                                 4,551     10,811       1,673        40,787
                                                ----------   --------    --------      --------
Increase (decrease) in units outstanding            15,146     14,424       2,114       106,867
Beginning units                                     33,331     30,873      19,199        33,007
                                                ----------   --------    --------      --------
Ending units                                        48,477     45,297      21,313       139,874
                                                ==========   ========    ========      ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)


                                                             International   International
                                                High-Yield    Diversified        Growth        Marsico
                                                   Bond         Equities        & Income       Growth
                                                 Portfolio     Portfolio       Portfolio      Portfolio
                                                 (Class 3)     (Class 3)       (Class 3)      (Class 3)
                                                ----------   -------------   -------------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (14,018)   $  (95,501)     $  (20,367)    $  (10,985)
   Net realized gains (losses) from
      securities transactions                       17,897        90,075          19,297            816
   Change in net unrealized appreciation
      (depreciation) of investments                106,821       784,208         211,399        (10,401)
                                                ----------    ----------      ----------     ----------
      Increase (decrease) in net assets from
         operations                                110,700       778,782         210,329        (20,570)
                                                ----------    ----------      ----------     ----------
From capital transactions:
   Net proceeds from units sold                    242,224     1,708,775       1,021,556        140,961
   Cost of units redeemed                         (380,544)     (269,507)        (50,006)       (17,325)
   Net transfers                                   353,843       550,226         171,614        200,334
                                                ----------    ----------      ----------     ----------
      Increase (decrease) in net assets from
         capital transactions                      215,523     1,989,494       1,143,164        323,970
                                                ----------    ----------      ----------     ----------
Increase (decrease) in net assets                  326,223     2,768,276       1,353,493        303,400
Net assets at beginning of period                1,145,172     6,612,819       1,270,549        797,304
                                                ----------    ----------      ----------     ----------
Net assets at end of period                     $1,471,395    $9,381,095      $2,624,042     $1,100,704
                                                ==========    ==========      ==========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       12,682       134,160          62,421         12,339
   Units redeemed                                  (19,600)      (21,078)         (3,065)        (1,536)
   Units transferred                                18,544        43,680          10,664         17,730
                                                ----------    ----------      ----------     ----------
Increase (decrease) in units outstanding            11,626       156,762          70,020         28,533
Beginning units                                     61,970       557,074          85,088         70,568
                                                ----------    ----------      ----------     ----------
Ending units                                        73,596       713,836         155,108         99,101
                                                ==========    ==========      ==========     ==========

                                                     MFS
                                                Massachusetts       MFS                     Putnam
                                                  Investors       Mid-Cap     MFS Total    Growth:
                                                    Trust         Growth       Return      Voyager
                                                  Portfolio      Portfolio    Portfolio   Portfolio
                                                  (Class 3)      (Class 3)    (Class 3)   (Class 3)
                                                -------------   ----------   ----------   ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  (28,535)    $  (41,428)  $  (64,063)  $ (2,492)
   Net realized gains (losses) from
      securities transactions                        10,485          7,554        6,081        676
   Change in net unrealized appreciation
      (depreciation) of investments                 166,126       (191,770)     344,140     (6,286)
                                                 ----------     ----------   ----------   --------
      Increase (decrease) in net assets from
         operations                                 148,076       (225,644)     286,158     (8,102)
                                                 ----------     ----------   ----------   --------
From capital transactions:
   Net proceeds from units sold                     195,044        404,277      973,095     36,703
   Cost of units redeemed                           (60,169)      (126,483)    (230,443)    (2,204)
   Net transfers                                    174,211        435,019      579,314    (12,471)
                                                 ----------     ----------   ----------   --------
      Increase (decrease) in net assets from
         capital transactions                       309,086        712,813    1,321,966     22,028
                                                 ----------     ----------   ----------   --------
Increase (decrease) in net assets                   457,162        487,169    1,608,124     13,926
Net assets at beginning of period                 2,177,911      3,154,555    4,658,623    195,345
                                                 ----------     ----------   ----------   --------
Net assets at end of period                      $2,635,073     $3,641,724   $6,266,747   $209,271
                                                 ==========     ==========   ==========   ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         9,061         38,234       38,385      2,043
   Units redeemed                                    (2,818)       (12,132)      (8,966)      (128)
   Units transferred                                  8,197         41,312       22,541       (800)
                                                 ----------     ----------   ----------   --------
Increase (decrease) in units outstanding             14,440         67,414       51,960      1,115
Beginning units                                     104,310        296,165      184,819     10,856
                                                 ----------     ----------   ----------   --------
Ending units                                        118,750        363,579      236,779     11,971
                                                 ==========     ==========   ==========   ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                   Real      Small & Mid   Small Company   SunAmerica
                                                  Estate      Cap Value        Value        Balanced
                                                 Portfolio    Portfolio      Portfolio      Portfolio
                                                (Class 3)     (Class 3)    (Class 3) (1)    (Class 3)
                                                ----------   -----------   -------------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (27,947)  $  (73,190)      $   (796)    $  (5,579)
   Net realized gains (losses) from
      securities transactions                       16,887       24,313           (331)        2,634
   Change in net unrealized appreciation
      (depreciation) of investments                454,574      255,187          1,712        21,874
                                                ----------   ----------       --------     ---------
      Increase (decrease) in net assets from
         operations                                443,514      206,310            585        18,929
                                                ----------   ----------       --------     ---------
From capital transactions:
   Net proceeds from units sold                    941,905    1,213,958        265,242        82,449
   Cost of units redeemed                          (59,992)    (193,972)          (762)      (74,649)
   Net transfers                                   308,251      730,653         32,783        47,407
                                                ----------   ----------       --------     ---------
      Increase (decrease) in net assets from
         capital transactions                    1,190,164    1,750,639        297,263        55,207
                                                ----------   ----------       --------     ---------
Increase (decrease) in net assets                1,633,678    1,956,949        297,848        74,136
Net assets at beginning of period                1,665,654    5,066,516              0       418,300
                                                ----------   ----------       --------     ---------
Net assets at end of period                     $3,299,332   $7,023,465       $297,848     $ 492,436
                                                ==========   ==========       ========     =========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       35,919       71,294         28,444         5,474
   Units redeemed                                   (2,332)     (11,346)           (81)       (5,003)
   Units transferred                                11,706       42,770          3,465         3,157
                                                ----------   ----------       --------     ---------
Increase (decrease) in units outstanding            45,293      102,718         31,828         3,628
Beginning units                                     70,662      309,076              0        28,188
                                                ----------   ----------       --------     ---------
Ending units                                       115,955      411,794         31,828        31,816
                                                ==========   ==========       ========     =========

                                                              Telecom     Worldwide
                                                Technology    Utility    High Income    Comstock
                                                 Portfolio   Portfolio    Portfolio     Portfolio
                                                (Class 3)    (Class 3)    (Class 3)    (Class II)
                                                ----------   ---------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  (6,444)   $ (1,163)   $  (4,613)   $    2,348
   Net realized gains (losses) from
      securities transactions                         (213)        223          212       205,254
   Change in net unrealized appreciation
      (depreciation) of investments                (16,412)     14,248       19,931        80,516
                                                 ---------    --------    ---------    ----------
      Increase (decrease) in net assets from
         operations                                (23,069)     13,308       15,530       288,118
                                                 ---------    --------    ---------    ----------
From capital transactions:
   Net proceeds from units sold                    202,446      23,782       32,208       501,187
   Cost of units redeemed                          (63,689)     (3,170)      (4,087)     (115,445)
   Net transfers                                    88,254      23,442      131,946       390,444
                                                 ---------    --------    ---------    ----------
      Increase (decrease) in net assets from
         capital transactions                      227,011      44,054      160,067       776,186
                                                 ---------    --------    ---------    ----------
Increase (decrease) in net assets                  203,942      57,362      175,597     1,064,304
Net assets at beginning of period                  407,471      77,085      336,776     2,978,425
                                                 ---------    --------    ---------    ----------
Net assets at end of period                      $ 611,413    $134,447    $ 512,373    $4,042,729
                                                 =========    ========    =========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       86,450       1,869        1,922        39,390
   Units redeemed                                  (27,723)       (250)        (205)       (8,945)
   Units transferred                                36,906       1,827        6,599        30,350
                                                 ---------    --------    ---------    ----------
Increase (decrease) in units outstanding            95,633       3,446        8,316        60,795
Beginning units                                    170,624       6,378       17,131       239,201
                                                 ---------    --------    ---------    ----------
Ending units                                       266,257       9,824       25,447       299,996
                                                 =========    ========    =========    ==========

(1)  For the period from May 1, 2006 (inception) to September 30, 2006.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                 Strategic    Growth and                 Conservative
                                                  Growth        Income       Balanced      Balanced
                                                 Portfolio    Portfolio     Portfolio      Portfolio
                                                (Class II)    (Class II)    (Class 2)      (Class 2)
                                                ----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $ (4,858)   $   (22,655)  $    90,914    $    18,719
   Net realized gains (losses) from
      securities transactions                       2,675        584,992        73,682         13,113
   Change in net unrealized appreciation
      (depreciation) of investments               (19,418)       148,493       250,267          5,288
                                                 --------    -----------   -----------    -----------
      Increase (decrease) in net assets from
         operations                               (21,601)       710,830       414,863         37,120
                                                 --------    -----------   -----------    -----------
From capital transactions:
   Net proceeds from units sold                    97,187      1,693,051     1,959,614         37,143
   Cost of units redeemed                         (25,867)      (217,202)     (790,447)      (280,648)
   Net transfers                                   66,834        689,210       865,485        146,213
                                                 --------    -----------   -----------    -----------
      Increase (decrease) in net assets from
         capital transactions                     138,154      2,165,059     2,034,652        (97,292)
                                                 --------    -----------   -----------    -----------
Increase (decrease) in net assets                 116,553      2,875,889     2,449,515        (60,172)
Net assets at beginning of period                 336,082      7,878,228     9,626,781      1,336,226
                                                 --------    -----------   -----------    -----------
Net assets at end of period                      $452,635    $10,754,117   $12,076,296    $ 1,276,054
                                                 ========    ===========   ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       9,897        122,508       210,002          5,316
   Units redeemed                                  (2,728)       (15,675)      (84,635)       (41,783)
   Units transferred                                6,843         50,284        92,943         21,618
                                                 --------    -----------   -----------    -----------
Increase (decrease) in units outstanding           14,012        157,117       218,310        (14,849)
Beginning units                                    34,442        587,154     1,050,099        199,708
                                                 --------    -----------   -----------    -----------
Ending units                                       48,454        744,271     1,268,409        184,859
                                                 ========    ===========   ===========    ===========

                                                Conservative                    Flexible
                                                   Growth      Equity Income     Income       Growth
                                                  Portfolio         Fund        Portfolio      Fund
                                                  (Class 2)      (Class 2)      (Class 2)   (Class 2)
                                                ------------   -------------   ----------   ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $     7,431    $    4,712     $   65,979    $ (1,212)
   Net realized gains (losses) from
      securities transactions                         45,224        78,135          4,373       2,631
   Change in net unrealized appreciation
      (depreciation) of investments                   35,234        45,149        (10,374)     (6,282)
                                                 -----------    ----------     ----------    --------
      Increase (decrease) in net assets from
         operations                                   87,889       127,996         59,978      (4,863)
                                                 -----------    ----------     ----------    --------
From capital transactions:
   Net proceeds from units sold                      677,391       969,927        197,392      25,001
   Cost of units redeemed                           (236,118)     (109,432)      (277,796)    (30,876)
   Net transfers                                     (66,483)      224,460        298,130       7,538
                                                 -----------    ----------     ----------    --------
      Increase (decrease) in net assets from
         capital transactions                        374,790     1,084,955        217,726       1,663
                                                 -----------    ----------     ----------    --------
Increase (decrease) in net assets                    462,679     1,212,951        277,704      (3,200)
Net assets at beginning of period                  2,083,716       859,272      2,246,873      91,302
                                                 -----------    ----------     ----------    --------
Net assets at end of period                      $ 2,546,395    $2,072,223     $2,524,577    $ 88,102
                                                 ===========    ==========     ==========    ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         68,400       104,930         25,338       3,589
   Units redeemed                                    (24,181)      (11,601)       (35,965)     (4,911)
   Units transferred                                  (6,908)       24,245         38,338         956
                                                 -----------    ----------     ----------    --------
Increase (decrease) in units outstanding              37,311       117,574         27,711        (366)
Beginning units                                      216,996        97,115        290,648      13,285
                                                 -----------    ----------     ----------    --------
Ending units                                         254,307       214,689        318,359      12,919
                                                 ===========    ==========     ==========    ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                  Growth                International       Mid
                                                 & Income     Income        Growth       Cap Stock
                                                   Fund        Fund          Fund          Fund
                                                (Class 2)   (Class 2)     (Class 2)      (Class 2)
                                                ---------   ---------   -------------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $    170    $ 15,763     $   1,477     $    6,345
   Net realized gains (losses) from
      securities transactions                        (113)        (36)          (75)       126,788
   Change in net unrealized appreciation
      (depreciation) of investments                 4,492      (3,086)        8,481       (102,339)
                                                 --------    --------     ---------     ----------
      Increase (decrease) in net assets from
         operations                                 4,549      12,641         9,883         30,794
                                                 --------    --------     ---------     ----------
From capital transactions:
   Net proceeds from units sold                    40,266     221,099       357,989        781,767
   Cost of units redeemed                          (2,897)    (39,093)       (1,845)        (9,654)
   Net transfers                                   40,121      21,805        66,457         83,163
                                                 --------    --------     ---------     ----------
      Increase (decrease) in net assets from
         capital transactions                      77,490     203,811       422,601        855,276
                                                 --------    --------     ---------     ----------
Increase (decrease) in net assets                  82,039     216,452       432,484        886,070
Net assets at beginning of period                  54,105     369,062        35,863        562,097
                                                 --------    --------     ---------     ----------
Net assets at end of period                      $136,144    $585,514     $ 468,347     $1,448,167
                                                 ========    ========     =========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       6,356      32,255        51,848         80,378
   Units redeemed                                    (469)     (5,677)         (289)        (1,022)
   Units transferred                                6,253       3,133         9,990          8,391
                                                 --------    --------     ---------     ----------
Increase (decrease) in units outstanding           12,140      29,711        61,549         87,747
Beginning units                                     8,582      53,200         5,529         61,092
                                                 --------    --------     ---------     ----------
Ending units                                       20,722      82,911        67,078        148,839
                                                 ========    ========     =========     ==========

                                                  Money                 Short Term      Small
                                                  Market       REIT       Income     Cap Growth
                                                   Fund        Fund        Fund         Fund
                                                (Class 2)   (Class 2)    (Class 2)    (Class 2)
                                                ---------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $    935    $  4,606    $  2,099     $ (1,052)
   Net realized gains (losses) from
      securities transactions                           0      34,043         (19)         (46)
   Change in net unrealized appreciation
      (depreciation) of investments                     0      18,731        (751)      (5,921)
                                                 --------    --------    --------     --------
      Increase (decrease) in net assets from
         operations                                   935      57,380       1,329       (7,019)
                                                 --------    --------    --------     --------
From capital transactions:
   Net proceeds from units sold                         0      25,014       7,938        6,401
   Cost of units redeemed                          (4,426)       (106)       (291)         (65)
   Net transfers                                        0      (3,689)        232       22,381
                                                 --------    --------    --------     --------
      Increase (decrease) in net assets from
         capital transactions                      (4,426)     21,219       7,879       28,717
                                                 --------    --------    --------     --------
Increase (decrease) in net assets                  (3,491)     78,599       9,208       21,698
Net assets at beginning of period                  55,279     300,851      72,564       73,279
                                                 --------    --------    --------     --------
Net assets at end of period                      $ 51,788    $379,450    $ 81,772     $ 94,977
                                                 ========    ========    ========     ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                           0       1,377       1,218          894
   Units redeemed                                    (768)         (6)        (45)          (9)
   Units transferred                                    0        (266)         35        3,085
                                                 --------    --------    --------     --------
Increase (decrease) in units outstanding             (768)      1,105       1,208        3,970
Beginning units                                     9,742      18,530      11,299       11,407
                                                 --------    --------    --------     --------
Ending units                                        8,974      19,635      12,507       15,377
                                                 ========    ========    ========     ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2006
                                   (Unaudited)
                                   (Continued)

                                                                                                                 Columbia
                                                                                               Columbia          Marsico
                                                Strategic         U.S.        West Coast      High Yield         Focused
                                                 Growth        Government       Equity          Fund,         Equities Fund,
                                                Portfolio   Securities Fund      Fund      Variable Series   Variable Series
                                                (Class 2)      (Class 2)       (Class 2)      (Class A)         (Class B)
                                                ---------   ---------------   ----------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (1,951)      $    (19)     $  (4,660)       $  2,454         $ (2,551)
   Net realized gains (losses) from
      securities transactions                      25,477         (1,578)        19,297           1,448               13
   Change in net unrealized appreciation
      (depreciation) of investments                (6,294)         1,549         10,201           2,124             (105)
                                                ---------       --------      ---------        --------         --------
      Increase (decrease) in net assets from
         operations                                17,232            (48)        24,838           6,026           (2,643)
                                                ---------       --------      ---------        --------         --------
From capital transactions:
   Net proceeds from units sold                   196,234              0        556,942          68,481          146,476
   Cost of units redeemed                        (133,684)       (31,235)       (73,673)         (2,850)            (611)
   Net transfers                                   20,849            497         64,378             245           36,668
                                                ---------       --------      ---------        --------         --------
      Increase (decrease) in net assets from
         capital transactions                      83,399        (30,738)       547,647          65,876          182,533
                                                ---------       --------      ---------        --------         --------
Increase (decrease) in net assets                 100,631        (30,786)       572,485          71,902          179,890
Net assets at beginning of period                 348,477         37,739        256,336          92,586          127,409
                                                ---------       --------      ---------        --------         --------
Net assets at end of period                     $ 449,108       $  6,953      $ 828,821        $164,488         $307,299
                                                =========       ========      =========        ========         ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      18,269              0         49,401           4,656           13,405
   Units redeemed                                 (12,568)        (4,938)        (6,311)           (193)             (55)
   Units transferred                                2,020             77          5,728              16            3,274
                                                ---------       --------      ---------        --------         --------
Increase (decrease) in units outstanding            7,721         (4,861)        48,818           4,479           16,624
Beginning units                                    33,246          5,928         22,993           6,412           11,382
                                                ---------       --------      ---------        --------         --------
Ending units                                       40,967          1,067         71,811          10,891           28,006
                                                =========       ========      =========        ========         ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION

     FS Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is an investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products: FSA Polaris, FSA Advisor, FSA Polaris II, FSA WM Diversified Strategies III, FSA Polaris Choice, FSA Polaris II A-Class Platinum Series, and FSA Polaris Choice III.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for FSA WM Diversified Strategies III, for which the distributor is WM Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of 93 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the four currently available Class 2 investment portfolios of American Funds Insurance Series (the "American Series"), (2) the ten currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (3) the currently available Class VC investment portfolio of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (4) the fifty-six currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (5) the three currently available Class II investment portfolios of Van Kampen Life Investment Trust (the "Van Kampen Trust"), (6) the seventeen currently available Class 2 investment portfolios of the WM Variable Trust (the "WM Trust"), or (7) the two currently available Class A and Class B investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"). The primary difference between the classes of the Variable Accounts is that the Class 3 shares in the Anchor Trust and the SunAmerica Trust, the Class 2 shares in the American Series and the WM Trust, the Class II shares in the Van Kampen Trust, and the Class B shares in the Columbia Trust I are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 and Class A shares are not subject to 12b-1 fees. The Class VC share of the Lord Abbett Fund is not subject to 12b-1 fees.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION (continued)

     The American Series, the Anchor Trust, the Lord Abbett Fund, the SunAmerica Trust, the Van Kampen Trust, the WM Trust, and the Columbia Trust I (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor and SunAmerica Trusts are affiliated investment companies. Participants may elect to have payments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by participants to the Variable Accounts and do not include balances allocated to the General Account.

     On May 1, 2006, certain portfolios of the Nations Separate Account Trust (the "Nations Trust") became portfolios of the Columbia Trust I. The changes included investment portfolio name changes and trust name changes. These changes did not result in tax consequences and the unit value of each Variable Account remained the same. The predecessor and current portfolios before and after the changes are listed below.

Predecessor Nations Trust Portfolio   Current Columbia Trust I Portfolio
-----------------------------------   ----------------------------------
Nations Marsico Focused Equities      Columbia Marsico Focused Equities,
                                      VS
Nations High Yield Bond               Columbia High Yield, VS

     Prior to August 15, 2006 the Van Kampen Strategic Growth Portfolio was named Van Kampen Emerging Growth Portfolio.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     These unaudited condensed financial statements do not include certain financial information required by U.S. generally accepted accounting principles ("GAAP") for complete financial statements and should be read in conjunction with the audited financial statements and the related notes for the year ended December 31, 2005. In the opinion of management, all normal recurring adjustments have been made for a fair statement of the results presented herein.

3.   SUBSEQUENT EVENTS

     Effective January 5, 2007, the portfolios of the WM Trust were reorganized into the Principal Investors Variable Contract Funds (the "Principal Fund"). On that date, the Variable Accounts that invested in portfolios of the WM Trust, exchanged their shares in the portfolios of the WM Trust, for shares with an equal value in similar portfolios of the Principal Fund.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

3.   SUBSEQUENT EVENTS (continued)

     Effective January 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning January 1, 2007, with no impact on the total increase (decrease) in net assets from operations.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements are incorporated by reference or included herein, as indicated below, to this Registration Statement:



Financial statements of First SunAmerica Life Insurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 and financial statements of FS Variable Separate Account at December 31, 2005, and for each of the two years in the period ended December 31, 2005 are incorporated by reference to Form N-4, Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 27 under the Investment Company Act of 1940, File Nos. 033-85014 and 811-08810, filed on May 1, 2006, Accession No.
0000950129-06-004650.



The statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended are included herein.



Financial statements (unaudited) of First SunAmerica Life Insurance Company at September 30, 2006 and December 31, 2005, and for the nine months ended September 30, 2006 and 2005, and financial statements (unaudited) for FS Variable Separate Account at September 30, 2006 and for the nine months ended September 30, 2006, are included herein.


(b) Exhibits


(1)   Resolution Establishing Separate Account.........................   1
(2)   Custody Agreements...............................................   Not Applicable
(3)   (a)  Form of Distribution Agreement..............................   1
      (b)  Form of Selling Agreement...................................   1
(4)   (a)  Annuity Contract............................................   5
      (b)  Death Benefit Endorsement...................................   5
      (c)  Letter of Intent Endorsement................................   5
      (d)  Rights of Accumulation Endorsement..........................   5
      (e)  Guaranteed Minimum Withdrawal Benefit Endorsement...........   5
      (f)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement (GMWB for Life)...............   7
      (g)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement
           (GMWB for Single Life with Bonus)...........................   Filed Herewith
      (h)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement
           (GMWB for Two Lives with Bonus).............................   Filed Herewith
(5)   Deferred Annuity Application.....................................   5
(6)   Corporate Documents
      (a)  Certificate of Incorporation................................   1
      (b)  By-Laws.....................................................   1
(7)   Reinsurance Contract.............................................   Not Applicable
(8)   Form of Fund Participation Agreements with:
      (a)  American Funds Insurance Series.............................   2
      (b)  Anchor Series Trust.........................................   1
      (c)  Lord Abbett Series Fund.....................................   2
      (d)  SunAmerica Series Trust.....................................   1
      (e)  VanKampen Trust.............................................   2
(9)   (a)  Opinion of Counsel..........................................   5
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company..................   4
(10)  Consent of Independent Registered Public Accounting Firm.........   Filed Herewith
(11)  Financial Statements Omitted from Item 23........................   Not Applicable
(12)  Initial Capitalization Agreement.................................   Not Applicable

(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Owner Control with First
           SunAmerica Life Insurance Company, the Depositor of
           Registrant..................................................   5
      (b)  (1) Power of Attorney -- First SunAmerica Life Insurance
           Company.....................................................   5
           (2) Power of Attorney -- American Home Assurance Company....   6
      (c)  Support Agreement of American International Group, Inc. ....   3
      (d)  General Guarantee Agreement by American Home Assurance
           Company.....................................................   3

---------------

1 Incorporated by reference to Form N-4, Post-Effective Amendment No. 5 and No.
  7, File Nos. 033-85014 and 811-08810, filed on January 30, 1998, Accession No. 0000950148-98-000132.

2 Incorporated by reference to Form N-4, Post-Effective Amendment No. 18 and No.
  20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002, Accession No. 0000950148-02-002786.

3 Incorporated by reference to Form N-4, initial registration statement to File
  Nos. 333-128124 and 811-08810, filed September 6, 2005, Accession No. 0000950129-05-008996.

4 Incorporated by reference to Post-Effective Amendment No. 6 and No. 7 to File
  Nos. 333-102137 and 811-08810, filed October 21, 2005, Accession No.
  0000950129-05-009958.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-128124 and 811-08810, filed on May 1, 2006, Accession No. 0000950129-06-004634.

6 Incorporated by reference to Post-Effective Amendment No. 1 and No. 2, File
  Nos. 333-128124 and 811-08810, filed on June 23, 2006, Accession No.
  0000950129-06-006610.

7 Incorporated by reference to Post-Effective Amendment No. 4 and No. 5, File
  Nos. 333-128124 and 811-08810, filed on November 22, 2006, Accession No. 0000950124-06-007096.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of First SunAmerica Life Insurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                                         POSITION
----                                                                         --------
Jay S. Wintrob.......................................  Director, Chief Executive Officer and President
Michael J. Akers(2)..................................  Director and Senior Vice President
Marc H. Gamsin.......................................  Director and Senior Vice President
N. Scott Gillis(1)...................................  Director, Senior Vice President and Chief Financial
                                                       Officer
Jana W. Greer(1).....................................  Director and Executive Vice President
Bruce R. Abrams(2)...................................  Director and Executive Vice President
Christine A. Nixon...................................  Director, Senior Vice President and Secretary
M. Bernard Aidinoff(3)...............................  Director
Patrick J. Foley(3)..................................  Director
Cecil C. Gamwell III(3)..............................  Director
Jack R. Harnes(3)....................................  Director
David L. Herzog(3)...................................  Director
John I. Howell(3)....................................  Director
Christopher J. Swift(3)..............................  Director
Gregory M. Outcalt...................................  Senior Vice President
Stewart R. Polakov(1)................................  Senior Vice President and Controller
Edwin R. Raquel(1)...................................  Senior Vice President and Chief Actuary
Mallary L. Reznik....................................  Senior Vice President and General Counsel
Timothy W. Still(1)..................................  Senior Vice President
Gavin D. Friedman....................................  Vice President and Deputy General Counsel
Roger Hahn(4)........................................  Vice President
Tracey Harris(2).....................................  Vice President
Rodney A. Haviland(1)................................  Vice President
Frank J. Julian(1)...................................  Vice President and Chief Compliance Officer
Michelle H. Powers(2)................................  Vice President
Stephen Stone(1).....................................  Vice President
Monica Suryapranata(1)...............................  Vice President and Variable Annuity Product
                                                       Controller
Edward T. Texeria(1).................................  Vice President
Virginia N. Puzon....................................  Assistant Secretary

---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

(4) 2727 Allen Parkway, Houston, TX 77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of First SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-06-003276, filed March 16, 2006.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of January 29, 2007, the number of Polaris II A-Class Platinum Series contracts funded by FS Variable Separate Account was 52 of which 15 were qualified and 37 were non-qualified contracts.

ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Amended and Restated Certificate of Incorporation and Article Fifteen of the Company's parent, AIG Retirement Services, Inc., By-Laws provide for the indemnification of directors and officers to the full extent required or permitted by the law, including the advance of expenses under the procedures set forth herein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                                                     POSITION
------------------                                                     --------
Peter A. Harbeck.................................  Director
James T. Nichols.................................  President & Chief Executive Officer
Debbie Potash-Turner.............................  Senior Vice President, Chief Financial Officer &
                                                   Controller
John T. Genoy....................................  Vice President
Mallary L. Reznik**..............................  Vice President
Kathleen S. Stevens..............................  Manager, Compliance
Christine A. Nixon**.............................  Secretary
Virginia N. Puzon**..............................  Assistant Secretary

---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 6 and Amendment No. 7 to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 13th day of February, 2007.


                                       FS VARIABLE SEPARATE ACCOUNT
                                       (Registrant)

                                       By: FIRST SUNAMERICA LIFE INSURANCE
                                       COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

                                       By: FIRST SUNAMERICA LIFE INSURANCE
                                       COMPANY
                                       (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                    SIGNATURE                                           TITLE                              DATE
                    ---------                                           -----                              ----

JAY S. WINTROB*                                         Chief Executive Officer, President &         February 13, 2007
------------------------------------------------                      Director
JAY S. WINTROB                                              (Principal Executive Officer)


BRUCE R. ABRAMS*                                                      Director                       February 13, 2007
------------------------------------------------
BRUCE R. ABRAMS


M. BERNARD AIDINOFF*                                                  Director                       February 13, 2007
------------------------------------------------
M. BERNARD AIDINOFF


                                                                      Director                       February 13, 2007
------------------------------------------------
MICHAEL J. AKERS


PATRICK J. FOLEY*                                                     Director                       February 13, 2007
------------------------------------------------
PATRICK J. FOLEY


MARC H. GAMSIN*                                                       Director                       February 13, 2007
------------------------------------------------
MARC H. GAMSIN


CECIL C. GAMWELL III*                                                 Director                       February 13, 2007
------------------------------------------------
CECIL C. GAMWELL III

                    SIGNATURE                                           TITLE                              DATE
                    ---------                                           -----                              ----


N. SCOTT GILLIS*                                       Senior Vice President, Chief Financial        February 13, 2007
------------------------------------------------       Officer & Director (Principal Financial
N. SCOTT GILLIS                                                       Officer)


JANA W. GREER*                                                        Director                       February 13, 2007
------------------------------------------------
JANA W. GREER


JACK R. HARNES*                                                       Director                       February 13, 2007
------------------------------------------------
JACK R. HARNES


DAVID L. HERZOG*                                                      Director                       February 13, 2007
------------------------------------------------
DAVID L. HERZOG


JOHN I. HOWELL*                                                       Director                       February 13, 2007
------------------------------------------------
JOHN I. HOWELL


CHRISTINE A. NIXON*                                                   Director                       February 13, 2007
------------------------------------------------
CHRISTINE A. NIXON


CHRISTOPHER J. SWIFT*                                                 Director                       February 13, 2007
------------------------------------------------
CHRISTOPHER J. SWIFT


STEWART R. POLAKOV*                                     Senior Vice President and Controller         February 13, 2007
------------------------------------------------           (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                                             Attorney-in-Fact                   February 13, 2007
------------------------------------------------
*MALLARY L. REZNIK

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 13th day of February, 2007.


                                       By: AMERICAN HOME ASSURANCE COMPANY

                                       By:     /s/ ROBERT S. SCHIMEK
                                       -----------------------------------------
                                                  ROBERT S. SCHIMEK,
                                          SENIOR VICE PRESIDENT AND TREASURER


                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

*M. BERNARD AIDINOFF                                                   Director                      February 13, 2007
------------------------------------------------
M. BERNARD AIDINOFF


*JOHN QUINLAN DOYLE                                             Director and President               February 13, 2007
------------------------------------------------
JOHN QUINLAN DOYLE


*NEIL ANTHONY FAULKNER                                                 Director                      February 13, 2007
------------------------------------------------
NEIL ANTHONY FAULKNER


*DAVID NEIL FIELDS                                                     Director                      February 13, 2007
------------------------------------------------
DAVID NEIL FIELDS


*KENNETH VINCENT HARKINS                                               Director                      February 13, 2007
------------------------------------------------
KENNETH VINCENT HARKINS


                                                                       Director                      February 13, 2007
------------------------------------------------
CHARLES DANGELO


*DAVID LAWRENCE HERZOG                                                 Director                      February 13, 2007
------------------------------------------------
DAVID LAWRENCE HERZOG


*ROBERT EDWARD LEWIS                                                   Director                      February 13, 2007
------------------------------------------------
ROBERT EDWARD LEWIS


*KRISTIAN PHILIP MOOR                                           Director and Chairman                February 13, 2007
------------------------------------------------
KRISTIAN PHILIP MOOR


*WIN JAY NEUGER                                                        Director                      February 13, 2007
------------------------------------------------
WIN JAY NEUGER


*ROBERT S. SCHIMEK                                       Director, Senior Vice President and         February 13, 2007
------------------------------------------------                      Treasurer
ROBERT S. SCHIMEK


*NICHOLAS SHAW TYLER                                                   Director                      February 13, 2007
------------------------------------------------
NICHOLAS SHAW TYLER


*NICHOLAS CHARLES WALSH                                                Director                      February 13, 2007
------------------------------------------------
NICHOLAS CHARLES WALSH






By:     /s/ ROBERT S. SCHIMEK                                      Attorney-in-Fact                  February 13, 2007
        ------------------------------------------
        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX



EXHIBIT NO.                            DESCRIPTION
-----------                            -----------
(4)(g)         Form of Optional Guaranteed Minimum Withdrawal Benefit
               Endorsement (GMWB for Single Life with Bonus)
(4)(h)         Form of Optional Guaranteed Minimum Withdrawal Benefit
               Endorsement (GMWB for Two Lives with Bonus)
(10)           Consent of Independent Registered Public Accounting Firm